The Hartford Growth Opportunities Fund

  Schedule of Investments

  July 31, 2019 (Unaudited)

Shares or Principal Amount		Market Value†
Common Stocks - 92.7%
	Capital Goods - 3.4%
512,440	Dover Corp.	$49,629,814
332,482	L3Harris Technologies, Inc.	69,023,263
286,576	Raytheon Co.	52,239,939

		170,893,016

	Commercial & Professional Services - 1.9%
133,437	CoStar Group, Inc.*	82,117,130
63,425	Klarna Holding AB(1)(2)(3)	10,766,412
569,183	Landscape Acquisition Holdings Ltd.*	4,866,515

		97,750,057

	Consumer Durables & Apparel - 2.3%
954,525	Lennar Corp. Class A	45,406,754
1,460,177	Under Armour, Inc. Class A*	33,686,284
1,910,880	Under Armour, Inc. Class C*	38,867,299

		117,960,337

	Consumer Services - 4.3%
4,858,252	DraftKings, Inc.(1)(2)(3)	13,311,611
624,250	Grand Canyon Education, Inc.*	67,899,673
682,480	Marriott Vacations Worldwide Corp.	69,769,930
1,500,000	Target Hospitality Corp.*(4)	12,750,000
224,341	Vail Resorts, Inc.	55,304,543

		219,035,757

	Diversified Financials - 4.1%
1,012,218	American Express Co.	125,889,553
1,081,542	Blackstone Group, Inc. Class A	51,892,385
3,347,779	J2 Acquisition Ltd.*(5)	29,878,927

		207,660,865

	Food, Beverage & Tobacco - 3.9%
1,325,241	Lamb Weston Holdings, Inc.	88,950,176
1,688,003	Monster Beverage Corp.*	108,825,553

		197,775,729

	Health Care Equipment & Services - 9.9%
347,000	Align Technology, Inc.*	72,550,760
256,148	DexCom, Inc.*	40,181,937
831,251	Haemonetics Corp.*	101,479,122
1,066,774	Insulet Corp.*	131,149,195
44,811	Intuitive Surgical, Inc.*	23,279,763
515,022	Penumbra, Inc.*	86,317,687
272,743	Veeva Systems, Inc. Class A*	45,248,064

		500,206,528

	Media & Entertainment - 15.3%
63,241	Alphabet, Inc. Class C*	76,944,060
391,742	Facebook, Inc. Class A*	76,088,049
567,845	Netflix, Inc.*	183,408,256
2,063,598	Ocean Outdoor Ltd.*(4)(5)	16,015,343
3,685,096	Pinterest, Inc. Class A*(4)	106,830,933
697,106	Spotify Technology S.A.*	108,009,604
1,021,510	TripAdvisor, Inc.*	45,099,666
1,150,399	Walt Disney Co.	164,518,561

		776,914,472

	Pharmaceuticals, Biotechnology & Life Sciences - 9.3%
161,332	Ascendis Pharma A/S ADR*	18,675,792
1,355,846	AstraZeneca plc ADR	58,857,275
127,578	Bluebird Bio, Inc.*(4)	16,742,061
93,813	Elanco Animal Health, Inc.*	3,092,077
929,843	Exact Sciences Corp.*	107,034,228
464,401	Galapagos N.V.*	80,578,345
39,452	Galapagos N.V. ADR*	6,840,977

The Hartford Growth Opportunities Fund

  Schedule of Investments – (continued)

  July 31, 2019 (Unaudited)

486,843	Ionis Pharmaceuticals, Inc.*	$32,063,480
161,362	Sage Therapeutics, Inc.*	25,872,783
291,402	Seattle Genetics, Inc.*	22,062,045
366,645	Thermo Fisher Scientific, Inc.	101,809,984

		473,629,047

	Real Estate - 1.0%
359,709	Crown Castle International Corp. REIT	47,934,821
29,564	WeWork Companies, Inc. Class A(1)(2)(3)	2,010,352

		49,945,173

	Retailing - 10.9%
221,399	Amazon.com, Inc.*	413,303,225
368,682	Burlington Stores, Inc.*	66,639,271
1,568,538	Floor & Decor Holdings, Inc. Class A*	61,408,263
123,196	JAND, Inc. Class A(1)(2)(3)	1,851,636
171,581	Tory Burch LLC*(1)(2)(3)	9,539,902

		552,742,297

	Semiconductors & Semiconductor Equipment - 3.7%
3,705,737	Advanced Micro Devices, Inc.*	112,839,692
2,920,035	Marvell Technology Group Ltd.	76,680,119

		189,519,811

	Software & Services - 20.9%
695,628	2U, Inc.*	8,904,038
209,893	Fair Isaac Corp.*	72,921,026
258,748	FleetCor Technologies, Inc.*	73,528,419
1,240,723	GoDaddy, Inc. Class A*	91,044,254
948,449	Guidewire Software, Inc.*	96,817,674
790,315	PayPal Holdings, Inc.*	87,250,776
467,266	ServiceNow, Inc.*	129,614,916
960,058	Splunk, Inc.*	129,905,448
750,107	Square, Inc. Class A*	60,316,104
1,087,719	SS&C Technologies Holdings, Inc.	52,156,126
568,623	VMware, Inc. Class A	99,219,027
514,744	Workday, Inc. Class A*	102,938,505
656,690	Zendesk, Inc.*	54,873,017

		1,059,489,330

	Technology Hardware & Equipment - 1.8%
436,187	Zebra Technologies Corp. Class A*	91,987,476

	Total Common Stocks (cost $4,000,012,214)	$4,705,509,895

Preferred Stocks - 4.1%
	Commercial & Professional Services - 0.2%
470,535	Rubicon Global Holdings LLC Series C*(1)(2)(3)	11,081,099

	Real Estate - 1.0%
404,267	WeWork Companies, Inc. Series D-1*(1)(2)(3)	27,490,156
317,638	WeWork Companies, Inc. Series D-2*(1)(2)(3)	21,599,384

		49,089,540

	Retailing - 0.6%
4,434,460	Coupang LLC *(1)(2)(3)	25,279,970
275,096	JAND, Inc. Series D*(1)(2)(3)	4,173,206

		29,453,176

	Software & Services - 2.3%
5,668,755	Essence Group Holdings Corp. Series 3*(1)(2)(3)	13,831,762
743,470	Lookout, Inc. Series F*(1)(2)(3)	5,308,376
1,078,374	MarkLogic Corp. Series F*(1)(2)(3)	11,010,199
470,296	Pinterest, Inc. Series G*(2)(3)	13,058,228
1,815,430	Uber Technologies, Inc. Series D*(2)(3)	72,337,099

		115,545,664

	Total Preferred Stocks (cost $106,650,191)	$205,169,479

The Hartford Growth Opportunities Fund

  Schedule of Investments – (continued)

  July 31, 2019 (Unaudited)

Convertible Preferred Stocks - 0.2%
	Retailing - 0.2%
272,032	Honest Co., Inc. Series C(1)(2)(3)	$8,862,803

	Total Convertible Preferred Stocks (cost $7,360,452)	$8,862,803

Escrows - 0.0%(6)
	Capital Goods - 0.0%
4,106,956	Lithium Technology Corp.*(1)(2)(3)	41,069

	Consumer Durables & Apparel - 0.0%
923,832	One Kings Lane, Inc.*(1)(2)(3)	147,813

	Software & Services - 0.0%
1,526,069	Birst, Inc.*(1)(2)(3)	79,356
566,228	Veracode, Inc.*(1)(2)(3)	308,028

		387,384

	Total Escrows (cost $—)	$576,266

Warrants - 0.0%
	Commercial & Professional Services - 0.0%
1,609,100	Landscape Acquisition Holdings Ltd. Expires 11/23/22*	281,593

	Consumer Services - 0.0%
500,000	Target Hospitality Corp. Expires 3/15/24*	750,000

	Diversified Financials - 0.0%
2,033,700	J2 Acquisition Ltd. Expires 9/7/27*	559,267

	Total Warrants (cost $711,893)	$1,590,860

	Total Long-Term Investments (cost $4,114,734,750)	$4,921,709,303

Short-Term Investments - 2.9%
	Other Investment Pools & Funds - 2.8%
144,716,591	Morgan Stanley Institutional Liquidity Funds, Government Portfolio, Institutional Class, 2.25%(7)	144,716,591

	Securities Lending Collateral - 0.1%
179,359	Citibank NA DDCA, 2.37%, 8/1/2019(7)	179,359
2,034,538	Fidelity Investments Money Market Funds, Government Portfolio, Institutional Class, 2.23%(7)	2,034,538
299,092	Goldman Sachs Financial Square Funds, Government Fund, Institutional Class, 2.21%(7)	299,092
284,828	Invesco Government & Agency Portfolio, Institutional Class, 2.23%(7)	284,828
725,779	Morgan Stanley Institutional Liquidity Funds, Government Portfolio, Institutional Class, 2.25%(7)	725,779
63,586	Western Asset Institutional Government Class A Fund, Institutional Class, 2.19%(7)	63,586

		3,587,182

	Total Short-Term Investments (cost $148,303,773)	$148,303,773

The Hartford Growth Opportunities Fund

  Schedule of Investments – (continued)

  July 31, 2019 (Unaudited)

Total Investments (cost $4,263,038,523)	99.9%	$5,070,013,076
Other Assets and Liabilities	0.1%	4,147,144

Total Net Assets	100.0%	$5,074,160,220

Note: Percentage of investments as shown is the ratio of the total market value to total net assets.

Prices of foreign equities that are principally traded on certain foreign markets will generally be adjusted daily pursuant to a fair value pricing service approved by the Board of Directors in order to reflect an adjustment for factors occurring after the close of certain foreign markets but before the close of the New York Stock Exchange.

Equity industry classifications used in this report are the Global Industry Classification Standard, which was developed by and is the exclusive property and service mark of MSCI, Inc. and Standard & Poor’s.

For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.

*	Non-income producing.
(1)	Investment valued using significant unobservable inputs.
(2)

These securities are valued in good faith at fair value as determined under policies and procedures established by and under the supervision of the Board of Directors. At July 31, 2019, the aggregate fair value of these securities was $252,088,461, which represented 5.0% of total net assets. This amount excludes securities that are principally traded in certain foreign markets and whose prices are adjusted pursuant to a third party pricing service methodology approved by the Board of Directors.

(3)

Investment in securities not registered under the Securities Act of 1933 (excluding securities acquired pursuant to Rule 144A and Regulation S). At the end of the period, the value of such restricted securities amounted to $252,088,461 or 5.0% of net assets.

Period Acquired	Security Name	Shares/Par Value	Base Total Cost	Base Market Value
03/2015	Birst, Inc.	1,526,069	$—	$79,356
11/2014	Coupang LLC Preferred	4,434,460	13,805,010	25,279,970
02/2014	DraftKings, Inc.	4,858,252	7,040,846	13,311,611
05/2014	Essence Group Holdings Corp. Series 3 Preferred	5,668,755	8,964,002	13,831,762
08/2014	Honest Co., Inc. Series C Convertible Preferred	272,032	7,360,452	8,862,803
04/2015	JAND, Inc. Class A	123,196	1,414,943	1,851,636
04/2015	JAND, Inc. Series D Preferred	275,096	3,159,560	4,173,206
08/2015	Klarna Holding AB	63,425	6,956,489	10,766,412
08/2013	Lithium Technology Corp.	4,106,956	—	41,069
07/2014	Lookout, Inc. Series F Preferred	743,470	8,492,732	5,308,376
04/2015	MarkLogic Corp. Series F Preferred	1,078,374	12,524,451	11,010,199
08/2014	One Kings Lane, Inc.	923,832	—	147,813
03/2015	Pinterest, Inc. Series G Preferred	470,296	10,128,909	13,058,228
09/2015	Rubicon Global Holdings LLC Series C Preferred	470,535	9,392,114	11,081,099
11/2013	Tory Burch LLC	171,581	13,447,917	9,539,902
06/2014	Uber Technologies, Inc. Series D Preferred	1,815,430	28,162,857	72,337,099
08/2014	Veracode, Inc.	566,228	—	308,028
12/2014	WeWork Companies, Inc. Class A	29,564	492,275	2,010,352
12/2014	WeWork Companies, Inc. Series D-1 Preferred	404,267	6,731,515	27,490,156
12/2014	WeWork Companies, Inc. Series D-2 Preferred	317,638	5,289,041	21,599,384

			$143,363,113	$252,088,461

(4)	Represents entire or partial securities on loan. See Note 2 in the accompanying Notes to the Schedule of Investments for securities lending information.

The Hartford Growth Opportunities Fund

  Schedule of Investments – (continued)

  July 31, 2019 (Unaudited)

(5)

Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions that are exempt from registration (typically only to qualified institutional buyers) or in a public offering registered under the Securities Act of 1933. At July 31, 2019, the aggregate value of these securities was $45,894,270, representing 0.9% of net assets.

(6)	Share amount represents shares of the issuer previously held that resulted in receipt of the escrow.
(7)	Current yield as of period end.

† For information regarding the Fund’s significant accounting policies, please refer to the Fund’s most recent shareholder report.

GLOSSARY: (abbreviations used in preceding Schedule of Investments)

Other Abbreviations:
ADR	American Depositary Receipt
DDCA	Dollars on Deposit in Custody Account
REIT	Real Estate Investment Trust

The Hartford Growth Opportunities Fund

  Schedule of Investments

  July 31, 2019 (Unaudited)

Fair Valuation Summary

The following is a summary of the fair valuations according to the inputs used as of July 31, 2019 in valuing the Fund’s investments.

Description	Total	Level 1	Level 2	Level 3(1)
Assets
Common Stocks
Capital Goods	$170,893,016	$170,893,016	$—	$—
Commercial & Professional Services	97,750,057	86,983,645	—	10,766,412
Consumer Durables & Apparel	117,960,337	117,960,337	—	—
Consumer Services	219,035,757	205,724,146	—	13,311,611
Diversified Financials	207,660,865	207,660,865	—	—
Food, Beverage & Tobacco	197,775,729	197,775,729	—	—
Health Care Equipment & Services	500,206,528	500,206,528	—	—
Media & Entertainment	776,914,472	760,899,129	16,015,343	—
Pharmaceuticals, Biotechnology & Life Sciences	473,629,047	393,050,702	80,578,345	—
Real Estate	49,945,173	47,934,821	—	2,010,352
Retailing	552,742,297	541,350,759	—	11,391,538
Semiconductors & Semiconductor Equipment	189,519,811	189,519,811	—	—
Software & Services	1,059,489,330	1,059,489,330	—	—
Technology Hardware & Equipment	91,987,476	91,987,476	—	—
Preferred Stocks	205,169,479	—	85,395,327	119,774,152
Convertible Preferred Stocks	8,862,803	—	—	8,862,803
Escrows	576,266	—	—	576,266
Warrants	1,590,860	1,590,860	—	—
Short-Term Investments	148,303,773	148,303,773	—	—

Total	$5,070,013,076	$4,721,330,927	$181,989,015	$166,693,134

(1) For the period ended July 31, 2019, investments valued at $106,117,102 were transferred out of Level 3 due to the expiration of trading restrictions and there were no transfers in to Level 3.

The following is a rollforward of the Fund’s investments that were valued using unobservable inputs (Level 3) for the period ended July 31, 2019:

	Common Stocks	Convertible Preferred Stocks	Escrows	Preferred Stocks	Total
Beginning balance	$52,310,661	$8,324,179	$892,602	$198,397,561	$259,925,003

Purchases	-	-	-	-	-

Sales	-	-	(330,953)	-	(330,953)

Accrued discounts/(premiums)	-	-	-	-	-

Total realized gain/(loss)	-	-	330,953	-	330,953

Net change in unrealized appreciation/depreciation	4,928,203	538,624	(316,336)	7,734,742	12,885,233

Transfers into Level 3	-	-	-	-	-

Transfers out of Level 3	(19,758,951)	-	-	(86,358,151)	(106,117,102)
Ending balance	$37,479,913	$8,862,803	$576,266	$119,774,152	$166,693,134

The change in net unrealized appreciation/depreciation relating to the Level 3 investments held at June 31, 2019 was $12,885,233.

The Hartford Small Cap Growth Fund

  Schedule of Investments

  July 31, 2019 (Unaudited)

Shares or Principal Amount		Market Value†
Common Stocks - 96.1%
	Automobiles & Components - 1.0%
150,861	Cooper Tire & Rubber Co.	$4,061,178
20,955	Thor Industries, Inc.	1,248,918
81,489	Visteon Corp.*	5,368,495

		10,678,591

	Banks - 4.5%
190,975	First Busey Corp.	5,162,054
240,246	First Hawaiian, Inc.	6,428,983
100,024	IBERIABANK Corp.	7,858,886
731,271	MGIC Investment Corp.*	9,396,832
200,666	Seacoast Banking Corp. of Florida*	5,426,009
401,311	Sterling Bancorp	8,768,645
182,508	Triumph Bancorp, Inc.*	5,696,075

		48,737,484

	Capital Goods - 12.3%
231,554	Aerojet Rocketdyne Holdings, Inc.*	9,891,987
232,161	Altra Industrial Motion Corp.	6,669,986
62,911	American Woodmark Corp.*	5,337,998
150,112	Applied Industrial Technologies, Inc.	9,132,814
59,598	Armstrong World Industries, Inc.	5,823,321
111,697	Axon Enterprise, Inc.*	7,843,363
123,295	AZZ, Inc.	5,743,081
56,039	Curtiss-Wright Corp.	7,111,910
112,268	EnerSys	7,646,574
138,254	Generac Holdings, Inc.*	9,995,764
154,839	ITT, Inc.	9,665,050
206,519	JELD-WEN Holding, Inc.*	4,524,831
107,610	John Bean Technologies Corp.	12,769,003
86,735	Mercury Systems, Inc.*	7,070,637
257,660	Milacron Holdings Corp.*	4,338,994
141,261	Patrick Industries, Inc.*	6,479,642
253,066	Rexnord Corp.*	7,412,303
80,123	SPX Corp.*	2,796,293
89,022	SPX FLOW, Inc.*	3,610,732

		133,864,283

	Commercial & Professional Services - 4.8%
181,724	ASGN, Inc.*	11,457,698
111,491	Clean Harbors, Inc.*	8,675,115
166,900	Exponent, Inc.	11,482,720
80,115	Huron Consulting Group, Inc.*	4,884,612
75,973	Insperity, Inc.	8,079,728
78,762	MSA Safety, Inc.	8,297,577

		52,877,450

	Consumer Durables & Apparel - 6.1%
308,430	American Outdoor Brands Corp.*	2,973,265
99,658	Carter’s, Inc.	9,270,187
138,407	Oxford Industries, Inc.	10,130,008
372,667	Steven Madden Ltd.	12,860,738
148,205	TopBuild Corp.*	12,023,872
416,450	Wolverine World Wide, Inc.	11,306,618
231,549	YETI Holdings, Inc.*(1)	8,048,643

		66,613,331

	Consumer Services - 2.4%
83,616	Dunkin’ Brands Group, Inc.	6,702,659
88,641	Marriott Vacations Worldwide Corp.	9,061,769
108,647	Wingstop, Inc.	10,385,567

		26,149,995

	Diversified Financials - 2.7%
230,042	Blucora, Inc.*	6,887,458
95,052	Evercore, Inc. Class A	8,209,641

The Hartford Small Cap Growth Fund

  Schedule of Investments – (continued)

  July 31, 2019 (Unaudited)

154,512	OneMain Holdings, Inc.	$	6,404,522
843,343	SLM Corp.		7,682,855

			29,184,476

	Energy - 1.2%
658,956	Kosmos Energy Ltd.		3,960,326
119,510	PDC Energy, Inc.*		3,433,522
304,468	ProPetro Holding Corp.*		5,520,005

			12,913,853

	Food & Staples Retailing - 1.9%
44,764	Casey’s General Stores, Inc.		7,247,739
300,775	Performance Food Group Co.*		13,188,984

			20,436,723

	Food, Beverage & Tobacco - 1.7%
111,941	Freshpet, Inc.*		5,054,136
593,785	Hostess Brands, Inc.*		8,384,244
51,981	Post Holdings, Inc.*		5,573,403

			19,011,783

	Health Care Equipment & Services - 13.1%
214,274	AtriCure, Inc.*		6,873,910
184,212	Cardiovascular Systems, Inc.*		8,442,436
218,468	Globus Medical, Inc. Class A*		9,957,771
94,333	Haemonetics Corp.*		11,516,173
5,200	Health Catalyst, Inc.		230,100
315,508	HMS Holdings Corp.*		11,011,229
34,256	ICU Medical, Inc.*		8,716,097
68,626	Insulet Corp.*		8,436,880
92,405	Integer Holdings Corp.*		8,088,210
136,374	Integra LifeSciences Holdings Corp.*		8,644,748
69,726	LHC Group, Inc.*		8,825,917
185,687	Merit Medical Systems, Inc.*		7,327,209
161,716	Omnicell, Inc.*		12,162,660
390,574	OraSure Technologies, Inc.*		3,261,293
8,600	Phreesia, Inc.*		235,038
66,723	Providence Service Corp.*		3,719,140
595,872	R1 RCM, Inc.*		7,496,070
91,193	Tandem Diabetes Care, Inc.*		5,784,372
94,768	Teladoc Health, Inc.*(1)		6,466,968
39,811	U.S. Physical Therapy, Inc.		5,138,804

			142,335,025

	Insurance - 0.9%
210,798	James River Group Holdings Ltd.		10,082,468

	Materials - 3.4%
173,155	Boise Cascade Co.		4,675,185
509,789	Graphic Packaging Holding Co.		7,575,464
52,600	Ingevity Corp.*		5,183,204
532,852	Livent Corp.*		3,431,567
193,934	Louisiana-Pacific Corp.		5,069,435
78,075	OMNOVA Solutions, Inc.*		776,846
209,888	PolyOne Corp.		6,878,030
184,655	Summit Materials, Inc. Class A*		3,405,038

			36,994,769

	Media & Entertainment - 0.5%
159,821	Cargurus, Inc.*		5,956,529

	Pharmaceuticals, Biotechnology & Life Sciences - 13.6%
198,981	Abeona Therapeutics, Inc.*		515,361
126,629	Aerie Pharmaceuticals, Inc.*		2,744,050
53,489	Agios Pharmaceuticals, Inc.*(1)		2,573,356
145,448	Aimmune Therapeutics, Inc.*		2,799,874
385,006	Alder Biopharmaceuticals, Inc.*(1)		3,896,261
553,974	Amicus Therapeutics, Inc.*		6,869,278
242,759	Apellis Pharmaceuticals, Inc.*		6,780,259

The Hartford Small Cap Growth Fund

  Schedule of Investments – (continued)

  July 31, 2019 (Unaudited)

160,178	Arena Pharmaceuticals, Inc.*	$	10,039,957
89,924	Assembly Biosciences, Inc.*		1,124,050
134,773	Audentes Therapeutics, Inc.*		5,245,365
106,039	Biohaven Pharmaceutical Holding Co., Ltd.*		4,563,919
119,134	Blueprint Medicines Corp.*		11,931,270
99,377	Catalent, Inc.*		5,613,807
390,923	Cymabay Therapeutics, Inc.*		2,415,904
203,359	CytomX Therapeutics, Inc.*		2,096,631
139,213	Flexion Therapeutics, Inc.*(1)		1,397,699
109,315	G1 Therapeutics, Inc.*		2,712,105
159,365	GlycoMimetics, Inc.*		1,470,939
277,240	Heron Therapeutics, Inc.*		4,835,066
124,844	Insmed, Inc.*		2,740,326
165,525	Intersect ENT, Inc.*		3,272,429
90,664	Iovance Biotherapeutics, Inc.*		2,229,428
103,800	Karyopharm Therapeutics, Inc.*(1)		914,478
37,465	Ligand Pharmaceuticals, Inc.*		3,428,422
14,853	Madrigal Pharmaceuticals, Inc.*(1)		1,296,518
25,440	Mirati Therapeutics, Inc.*		2,691,552
133,870	MyoKardia, Inc.*		7,286,544
171,954	NanoString Technologies, Inc.*		5,650,408
136,032	Portola Pharmaceuticals, Inc.*		3,629,334
62,882	Reata Pharmaceuticals, Inc. Class A*		5,700,253
86,889	REGENXBIO, Inc.*		3,858,740
44,057	Repligen Corp.*		4,158,540
228,667	Revance Therapeutics, Inc.*		2,876,631
811,222	Rigel Pharmaceuticals, Inc.*		1,849,586
31,492	Spark Therapeutics, Inc.*		3,149,830
123,268	Syneos Health, Inc.*		6,297,762
131,200	Ultragenyx Pharmaceutical, Inc.*		7,906,112

			148,562,044

	Real Estate - 3.1%
265,452	Columbia Property Trust, Inc. REIT		5,821,362
54,601	Coresite Realty Corp. REIT		5,722,731
202,303	Corporate Office Properties Trust REIT		5,648,300
129,339	Independence Realty Trust, Inc. REIT		1,597,336
213,426	Pebblebrook Hotel Trust REIT		5,973,794
53,781	PS Business Parks, Inc. REIT		9,411,675

			34,175,198

	Retailing - 3.4%
406,914	Caleres, Inc.		7,641,845
123,567	Core-Mark Holding Co., Inc.		4,625,113
1	Expedia Group, Inc.		96
38,550	Five Below, Inc.*		4,528,083
175,890	Floor & Decor Holdings, Inc. Class A*		6,886,093
130,555	Foot Locker, Inc.		5,360,588
118,155	Nordstrom, Inc.		3,912,112
181,983	Urban Outfitters, Inc.*		4,333,015

			37,286,945

	Semiconductors & Semiconductor Equipment - 2.7%
112,886	Cirrus Logic, Inc.*		5,537,059
370,614	Cohu, Inc.		5,618,508
247,890	Entegris, Inc.		10,785,694
452,663	FormFactor, Inc.*		7,595,685

			29,536,946

	Software & Services - 12.7%
73,469	2U, Inc.*		940,403
221,136	8x8, Inc.*		5,344,857
135,588	Blackbaud, Inc.		12,338,508
43,139	CACI International, Inc. Class A*		9,281,356
119,831	Carbonite, Inc.*		2,148,570
80,389	Everbridge, Inc.*		8,223,795
198,084	Five9, Inc.*		9,779,407

The Hartford Small Cap Growth Fund

  Schedule of Investments – (continued)

  July 31, 2019 (Unaudited)

229,009	ForeScout Technologies, Inc.*	$8,555,776
29,191	HubSpot, Inc.*	5,217,016
104,278	Instructure, Inc.*	4,138,794
102,453	LiveRamp Holdings, Inc.*	5,398,249
51,350	New Relic, Inc.*	4,784,279
82,736	Paylocity Holding Corp.*	8,446,518
113,396	Pegasystems, Inc.	8,572,738
105,438	PROS Holdings, Inc.*	7,629,494
81,193	Q2 Holdings, Inc.*	6,484,885
126,741	Rapid7, Inc.*	7,686,842
267,282	SailPoint Technologies Holding, Inc.*	5,650,341
148,495	Science Applications International Corp.	12,677,018
285,321	SVMK, Inc.*	4,841,897

		138,140,743

	Technology Hardware & Equipment - 2.8%
214,791	CTS Corp.	6,770,212
140,361	Itron, Inc.*	8,702,382
139,647	Lumentum Holdings, Inc.*	7,908,210
44,235	Rogers Corp.*	7,018,325

		30,399,129

	Telecommunication Services - 0.3%
519,375	ORBCOMM, Inc.*	3,043,538

	Transportation - 1.0%
59,310	Genesee & Wyoming, Inc. Class A*	6,512,831
210,760	Marten Transport Ltd.	4,229,953

		10,742,784

	Total Common Stocks (cost $933,879,216)	$1,047,724,087

Exchange-Traded Funds - 2.1%
	Other Investment Pools & Funds - 2.1%
110,625	iShares Russell Growth ETF	22,511,081

	Total Exchange-Traded Funds (cost $22,696,268)	$22,511,081

	Total Long-Term Investments (cost $956,575,484)	$1,070,235,168

Short-Term Investments - 4.1%
	Other Investment Pools & Funds - 3.1%
33,883,302	Morgan Stanley Institutional Liquidity Funds, Government Portfolio, Institutional Class, 2.25%(2)	33,883,302

	Securities Lending Collateral - 1.0%
542,891	Citibank NA DDCA, 2.37%, 8/1/2019(2)	542,891
6,158,214	Fidelity Investments Money Market Funds, Government Portfolio, Institutional Class, 2.23%(2)	6,158,214
905,302	Goldman Sachs Financial Square Funds, Government Fund, Institutional Class, 2.21%(2)	905,302
862,128	Invesco Government & Agency Portfolio, Institutional Class, 2.23%(2)	862,128
2,196,814	Morgan Stanley Institutional Liquidity Funds, Government Portfolio, Institutional Class, 2.25%(2)	2,196,814
192,463	Western Asset Institutional Government Class A Fund, Institutional Class, 2.19%(2)	192,463

		10,857,812

	Total Short-Term Investments (cost $44,741,113)	$44,741,114

The Hartford Small Cap Growth Fund

  Schedule of Investments – (continued)

  July 31, 2019 (Unaudited)

Total Investments (cost $1,001,316,597)	102.3%	$1,114,976,282
Other Assets and Liabilities	(2.3)%	(25,212,800)

Total Net Assets	100.0%	$1,089,763,482

Note: Percentage of investments as shown is the ratio of the total market value to total net assets.

Equity industry classifications used in this report are the Global Industry Classification Standard, which was developed by and is the exclusive property and service mark of MSCI, Inc. and Standard & Poor’s.

For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.

*	Non-income producing.
(1)	Represents entire or partial securities on loan. See Note 2 in the accompanying Notes to the Schedule of Investments for securities lending information.
(2)	Current yield as of period end.

† For information regarding the Fund’s significant accounting policies, please refer to the Fund’s most recent shareholder report.

GLOSSARY: (abbreviations used in preceding Schedule of Investments)

Other Abbreviations:
DDCA	Dollars on Deposit in Custody Account
ETF	Exchange-Traded Fund
REIT	Real Estate Investment Trust

The Hartford Small Cap Growth Fund

  Schedule of Investments

  July 31, 2019 (Unaudited)

Fair Valuation Summary

The following is a summary of the fair valuations according to the inputs used as of July 31, 2019 in valuing the Fund’s investments.

Description	Total	Level 1	Level 2	Level 3(1)

Assets
Common Stocks
Automobiles & Components	$10,678,591	$10,678,591	$—	$—
Banks	48,737,484	48,737,484	—	—
Capital Goods	133,864,283	133,864,283	—	—
Commercial & Professional Services	52,877,450	52,877,450	—	—
Consumer Durables & Apparel	66,613,331	66,613,331	—	—
Consumer Services	26,149,995	26,149,995	—	—
Diversified Financials	29,184,476	29,184,476	—	—
Energy	12,913,853	12,913,853	—	—
Food & Staples Retailing	20,436,723	20,436,723	—	—
Food, Beverage & Tobacco	19,011,783	19,011,783	—	—
Health Care Equipment & Services	142,335,025	142,335,025	—	—
Insurance	10,082,468	10,082,468	—	—
Materials	36,994,769	36,994,769	—	—
Media & Entertainment	5,956,529	5,956,529	—	—
Pharmaceuticals, Biotechnology & Life Sciences	148,562,044	148,562,044	—	—
Real Estate	34,175,198	34,175,198	—	—
Retailing	37,286,945	37,286,945	—	—
Semiconductors & Semiconductor Equipment	29,536,946	29,536,946	—	—
Software & Services	138,140,743	138,140,743	—	—
Technology Hardware & Equipment	30,399,129	30,399,129	—	—
Telecommunication Services	3,043,538	3,043,538	—	—
Transportation	10,742,784	10,742,784	—	—
Exchange-Traded Funds	22,511,081	22,511,081	—	—
Short-Term Investments	44,741,114	44,741,114	—	—

Total	$1,114,976,282	$1,114,976,282	$—	$—

(1) For the period ended July 31, 2019, there were no transfers in and out of Level 3.

Hartford Quality Value Fund

  Schedule of Investments

  July 31, 2019 (Unaudited)

Shares or Principal Amount		Market Value†
Common Stocks - 96.6%
	Banks - 14.6%
291,260	Bank of America Corp.	$8,935,857
36,778	Bank of Nova Scotia	1,963,209
68,700	Citigroup, Inc.	4,888,692
81,393	JP Morgan Chase & Co.	9,441,588
13,292	M&T Bank Corp.	2,183,211
21,571	PNC Financial Services Group, Inc.	3,082,496

		30,495,053

	Capital Goods - 7.6%
31,429	Eaton Corp. plc	2,583,150
11,063	General Dynamics Corp.	2,057,054
17,955	Honeywell International, Inc.	3,096,519
60,498	Johnson Controls International plc	2,567,535
5,982	Lockheed Martin Corp.	2,166,501
24,646	United Technologies Corp.	3,292,706

		15,763,465

	Commercial & Professional Services - 1.1%
20,216	Waste Management, Inc.	2,365,272

	Energy - 7.9%
43,308	Chevron Corp.	5,331,648
27,517	EOG Resources, Inc.	2,362,334
54,956	Exxon Mobil Corp.	4,086,528
60,472	Halliburton Co.	1,390,856
51,991	Suncor Energy, Inc.	1,492,142
34,355	Total S.A. ADR	1,777,528

		16,441,036

	Food & Staples Retailing - 1.0%
101,902	Kroger Co.	2,156,246

	Food, Beverage & Tobacco - 6.9%
52,200	Altria Group, Inc.	2,457,054
45,457	General Mills, Inc.	2,414,221
38,216	Kellogg Co.	2,224,936
30,400	Nestle S.A. ADR	3,224,832
48,387	Philip Morris International, Inc.	4,045,637

		14,366,680

	Health Care Equipment & Services - 5.8%
20,567	Hill-Rom Holdings, Inc.	2,193,265
62,186	Koninklijke Philips N.V. ADR	2,909,683
46,028	Medtronic plc	4,692,094
9,424	UnitedHealth Group, Inc.	2,346,670

		12,141,712

	Household & Personal Products - 1.0%
37,312	Unilever N.V.	2,154,395

	Insurance - 7.3%
57,318	American International Group, Inc.	3,209,235
24,579	Chubb Ltd.	3,756,654
29,466	Marsh & McLennan Cos., Inc.	2,911,241
45,159	Principal Financial Group, Inc.	2,621,028
25,850	Prudential Financial, Inc.	2,618,864

		15,117,022

	Materials - 3.8%
29,318	Ball Corp.	2,095,650
26,204	FMC Corp.	2,264,550
23,470	Methanex Corp.	922,606
22,031	PPG Industries, Inc.	2,586,219

		7,869,025

	Media & Entertainment - 2.2%
105,205	Comcast Corp. Class A	4,541,700

Hartford Quality Value Fund

  Schedule of Investments – (continued)

  July 31, 2019 (Unaudited)

	Pharmaceuticals, Biotechnology & Life Sciences - 7.8%
13,828	Allergan plc	$2,219,394
85,674	AstraZeneca plc ADR	3,719,108
45,044	Merck & Co., Inc.	3,738,202
25,298	Novartis AG ADR	2,316,791
109,205	Pfizer, Inc.	4,241,522

		16,235,017

	Real Estate - 3.6%
13,066	American Tower Corp. REIT	2,765,027
66,060	Corporate Office Properties Trust REIT	1,844,395
12,328	Public Storage REIT	2,992,745

		7,602,167

	Retailing - 4.4%
571,800	Allstar Co.(1)(2)(3)	—
22,111	Expedia Group, Inc.	2,935,014
31,437	Lowe’s Cos., Inc.	3,187,712
35,713	Target Corp.	3,085,603

		9,208,329

	Semiconductors & Semiconductor Equipment - 4.8%
104,270	Intel Corp.	5,270,849
18,409	KLA-Tencor Corp.	2,509,515
30,482	QUALCOMM, Inc.	2,230,063

		10,010,427

	Software & Services - 3.8%
12,950	Accenture plc Class A	2,493,911
21,798	International Business Machines Corp.	3,231,336
16,764	Microsoft Corp.	2,284,430

		8,009,677

	Technology Hardware & Equipment - 2.8%
5,753	Apple, Inc.	1,225,619
44,381	Cisco Systems, Inc.	2,458,708
13,523	Motorola Solutions, Inc.	2,244,277

		5,928,604

	Telecommunication Services - 3.4%
126,787	Verizon Communications, Inc.	7,007,518

	Transportation - 1.0%
17,467	United Parcel Service, Inc. Class B	2,086,782

	Utilities - 5.8%
51,120	Alliant Energy Corp.	2,532,485
47,304	Avangrid, Inc.	2,391,217
29,863	Dominion Energy, Inc.	2,218,522
37,575	Eversource Energy	2,850,440
40,914	UGI Corp.	2,090,296

		12,082,960

	Total Common Stocks (cost $183,872,001)	$201,583,087

Short-Term Investments - 3.3%
	Other Investment Pools & Funds - 3.3%
6,983,447	Morgan Stanley Institutional Liquidity Funds, Government Portfolio, Institutional Class, 2.25%(4)	6,983,447

	Total Short-Term Investments (cost $6,983,447)	$6,983,447

Hartford Quality Value Fund

  Schedule of Investments – (continued)

  July 31, 2019 (Unaudited)

Total Investments (cost $190,855,448)	99.9%	$208,566,534
Other Assets and Liabilities	0.1%	171,748

Total Net Assets	100.0%	$208,738,282

Note: Percentage of investments as shown is the ratio of the total market value to total net assets.

Prices of foreign equities that are principally traded on certain foreign markets will generally be adjusted daily pursuant to a fair value pricing service approved by the Board of Directors in order to reflect an adjustment for factors occurring after the close of certain foreign markets but before the close of the New York Stock Exchange.

Equity industry classifications used in this report are the Global Industry Classification Standard, which was developed by and is the exclusive property and service mark of MSCI, Inc. and Standard & Poor’s.

For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.

(1)	Investment valued using significant unobservable inputs.
(2)

This security is valued in good faith at fair value as determined under policies and procedures established by and under the supervision of the Board of Directors. At July 31, 2019, the aggregate fair value of this security was $0, which represented 0.0% of total net assets. This amount excludes securities that are principally traded in certain foreign markets and whose prices are adjusted pursuant to a third party pricing service methodology approved by the Board of Directors.

(3)

Investment in securities not registered under the Securities Act of 1933 (excluding securities acquired pursuant to Rule 144A and Regulation S). At the end of the period, the value of such restricted securities amounted to $0 or 0.0% of net assets.

Period Acquired	Security Name	Shares/Par Value	Base Total Cost	Base Market Value
08/2011	Allstar Co.	571,800	$248,744	$—
(4)	Current yield as of period end.

† For information regarding the Fund’s significant accounting policies, please refer to the Fund’s most recent shareholder report.

GLOSSARY: (abbreviations used in preceding Schedule of Investments)

Other Abbreviations:
ADR	American Depositary Receipt
REIT	Real Estate Investment Trust

Hartford Quality Value Fund

  Schedule of Investments

  July 31, 2019 (Unaudited)

Fair Valuation Summary

The following is a summary of the fair valuations according to the inputs used as of July 31, 2019 in valuing the Fund’s investments.

Description	Total	Level 1	Level 2	Level 3(1)

Assets
Common Stocks
Banks	$30,495,053	$30,495,053	$—	$—
Capital Goods	15,763,465	15,763,465	—	—
Commercial & Professional Services	2,365,272	2,365,272	—	—
Energy	16,441,036	16,441,036	—	—
Food & Staples Retailing	2,156,246	2,156,246	—	—
Food, Beverage & Tobacco	14,366,680	14,366,680	—	—
Health Care Equipment & Services	12,141,712	12,141,712	—	—
Household & Personal Products	2,154,395	2,154,395	—	—
Insurance	15,117,022	15,117,022	—	—
Materials	7,869,025	7,869,025	—	—
Media & Entertainment	4,541,700	4,541,700	—	—
Pharmaceuticals, Biotechnology & Life Sciences	16,235,017	16,235,017	—	—
Real Estate	7,602,167	7,602,167	—	—
Retailing	9,208,329	9,208,329	—	—
Semiconductors & Semiconductor Equipment	10,010,427	10,010,427	—	—
Software & Services	8,009,677	8,009,677	—	—
Technology Hardware & Equipment	5,928,604	5,928,604	—	—
Telecommunication Services	7,007,518	7,007,518	—	—
Transportation	2,086,782	2,086,782	—	—
Utilities	12,082,960	12,082,960	—	—
Short-Term Investments	6,983,447	6,983,447	—	—

Total	$208,566,534	$208,566,534	$—	$—

(1) For the period ended July 31, 2019,there were no transfers in and out of Level 3.

Hartford Schroders Emerging Markets Equity Fund

  Schedule of Investments

  July 31, 2019 (Unaudited)

Shares or Principal Amount		Market Value†
Common Stocks - 98.8%
	Argentina - 0.3%
718,569	YPF S.A. ADR	$11,820,460

	Brazil - 12.1%
3,515,451	B3 S.A. - Brasil Bolsa Balcao	38,863,542
3,667,819	Banco Bradesco S.A. ADR	33,157,084
1,047,541	Equatorial Energia S.A.	25,939,084
1,167,549	IRB Brasil Resseguros S.A.	29,063,675
8,390,172	Itau Unibanco Holding S.A. ADR	76,770,074
3,159,197	Klabin S.A.	13,278,006
4,295,490	Lojas Renner S.A.	53,418,564
113,715	Magazine Luiza S.A.	7,858,011
425,652	Pagseguro Digital Ltd. Class A*	18,507,349
3,673,172	Petroleo Brasileiro S.A. ADR	53,305,738
1,410,596	Raia Drogasil S.A.	30,682,085
2,156,062	Vale S.A. ADR	28,007,245
3,187,645	WEG S.A.	19,895,896

		428,746,353

	Chile - 0.6%
774,194	Banco Santander Chile ADR	22,443,884

	China - 27.5%
106,692	51job, Inc. ADR*	8,273,965
1,062,337	Alibaba Group Holding Ltd. ADR*	183,901,158
2,755,000	Anhui Conch Cement Co., Ltd. Class H	15,908,023
8,000	ANTA Sports Products Ltd.	59,719
13,815,000	China Mengniu Dairy Co., Ltd.*	55,744,095
11,970,000	China Pacific Insurance Group Co., Ltd. Class H	51,057,772
61,245,600	China Petroleum & Chemical Corp. Class H	39,320,307
35,419,000	CNOOC Ltd.	58,397,563
14,656,000	Guangzhou Automobile Group Co., Ltd. Class H	14,901,407
5,663,199	Huayu Automotive Systems Co., Ltd. Class A	18,907,602
6,434,000	Li Ning Co., Ltd.	15,862,409
7,269,618	Midea Group Co., Ltd. Class A	57,259,363
134,839	NetEase, Inc. ADR	31,123,538
34,382,000	PICC Property & Casualty Co., Ltd. Class H	40,823,982
7,825,000	Ping An Insurance Group Co., of China Ltd. Class H	92,223,955
2,899,200	Shenzhou International Group Holdings Ltd.	39,987,817
4,835,800	Tencent Holdings Ltd.	225,314,255
443,874	WuXi AppTec Co., Ltd. Class A	4,169,862
1,056,600	Zhejiang Supor Co., Ltd. Class A	10,539,801
3,133,700	Zhuzhou CRRC Times Electric Co., Ltd. Class H	14,978,486

		978,755,079

	Colombia - 0.2%
149,025	Bancolombia S.A. ADR	7,433,367

	Egypt - 0.7%
1,213,738	Commercial International Bank Egypt S.A.E.	5,305,979
4,165,780	Commercial International Bank Egypt S.A.E. GDR	17,912,854

		23,218,833

	Greece - 1.3%
9,021,488	Alpha Bank A.E.*	17,511,020
1,395,030	Hellenic Telecommunications Organization S.A.	19,211,077
2,731,856	National Bank of Greece S.A.*	7,966,971

		44,689,068

	Hong Kong - 4.4%
8,603,400	AIA Group Ltd.	88,062,355
4,212,000	China Mobile Ltd.	35,820,422
7,316,000	China Resources Beer Holdings Co., Ltd.	34,278,813

		158,161,590

	Hungary - 1.8%
1,938,661	MOL Hungarian Oil & Gas plc	19,674,869

Hartford Schroders Emerging Markets Equity Fund

  Schedule of Investments – (continued)

  July 31, 2019 (Unaudited)

546,859	OTP Bank Nyrt	$	22,774,462
1,255,041	Richter Gedeon Nyrt		22,087,347

			64,536,678

	India - 4.3%
1,924,786	HDFC Bank Ltd.		62,785,645
3,152,246	ICICI Bank Ltd.		19,396,643
4,681,979	Infosys Ltd.		53,435,241
4,302,426	ITC Ltd.		16,844,585

			152,462,114

	Indonesia - 1.1%
44,767,100	Astra International Tbk PT		22,187,903
19,738,800	Bank Mandiri Persero Tbk PT		11,104,929
24,245,000	Telekomunikasi Indonesia Persero Tbk PT		7,399,128

			40,691,960

	Kuwait - 0.5%
5,208,592	National Bank of Kuwait SAKP		17,093,901

	Mexico - 2.5%
2,336,372	America Movil S.A.B. de C.V. Class L, ADR		32,685,844
611,425	Fomento Economico Mexicano S.A.B. de C.V. ADR		55,456,248

			88,142,092

	Pakistan - 0.1%
3,442,700	Habib Bank Ltd.		2,594,536
2,668,800	United Bank Ltd.		2,434,862

			5,029,398

	Peru - 0.8%
130,134	Credicorp Ltd.		28,367,911

	Poland - 1.1%
971,334	Bank Polska Kasa Opieki S.A.		25,803,753
1,171,086	Powszechna Kasa Oszczednosci Bank Polski S.A.		12,332,156

			38,135,909

	Russia - 8.5%
5,291,369	Gazprom PJSC ADR		38,676,743
872,800	LUKOIL PJSC ADR		71,628,966
8,537,445	Moscow Exchange MICEX-RTS PJSC*		12,496,147
288,965	Novatek PJSC GDR		60,292,815
87,607	Polyus PJSC*		8,891,806
120,323	Polyus PJSC GDR		6,136,473
6,282,386	Sberbank of Russia PJSC ADR		93,256,140
310,010	X5 Retail Group N.V. GDR		10,366,734

			301,745,824

	South Africa - 3.6%
1,499,325	AVI Ltd.		9,065,722
7,752,528	FirstRand Ltd.(1)		33,171,632
1,740,846	Mediclinic International plc		7,250,763
329,750	Naspers Ltd. Class N		80,379,899

			129,868,016

	South Korea - 13.2%
114,811	Amorepacific Corp.		13,490,334
160,808	Hyundai Mobis Co., Ltd.		32,539,788
179,463	Kolmar Korea Co., Ltd.		8,323,321
53,890	Korea Zinc Co., Ltd.		20,078,118
157,353	LG Chem Ltd.		44,503,775
95,720	LG Innotek Co., Ltd.		9,038,650
20,919	Medy-Tox, Inc.		7,335,645
5,744,209	Samsung Electronics Co., Ltd.		217,560,224
155,343	Samsung SDI Co., Ltd.		32,350,532
696,028	Shinhan Financial Group Co., Ltd.		25,494,539
72,909	SK Holdings Co., Ltd.		13,556,509
158,088	SK Hynix, Inc.		10,119,866

Hartford Schroders Emerging Markets Equity Fund

  Schedule of Investments – (continued)

  July 31, 2019 (Unaudited)

249,547	SK Innovation Co., Ltd.	$		35,857,194

				470,248,495

	Taiwan - 9.0%
14,333,036	ASE Technology Holding, Co., Ltd.			31,935,639
10,358,489	Cathay Financial Holding Co., Ltd.			13,524,532
31,031,000	CTBC Financial Holding Co., Ltd.			20,170,925
291,000	Largan Precision Co., Ltd.			39,336,927
24,010,139	Taiwan Semiconductor Manufacturing Co., Ltd.			197,436,597
6,555,000	Uni-President Enterprises Corp.			16,967,395

				319,372,015

	Thailand - 2.5%
1,613,100	Advanced Info Service PCL			11,171,852
3,453,300	Bangkok Bank PCL NVDR			20,289,644
5,777,025	Kasikornbank PCL NVDR			32,247,257
824,575	Kasikornbank PCL			4,624,385
1,820,600	PTT Exploration & Production PCL			8,021,177
5,023,500	Thai Oil PCL			11,270,411

				87,624,726

	Turkey - 1.2%
9,208,090	Akbank T.A.S.*			12,317,699
1,707,982	BIM Birlesik Magazalar A.S.			14,340,806
611,721	Tupras Turkiye Petrol Rafinerileri A.S.			15,339,518

				41,998,023

	United Arab Emirates - 1.5%
4,863,281	Abu Dhabi Commercial Bank PJSC			11,934,282
1,160,475	DP World plc			17,871,315
16,701,662	Emaar Properties PJSC			25,025,093

				54,830,690

	Total Common Stocks (cost $2,769,181,528)		$	3,515,416,386

Preferred Stocks - 0.4%
	South Korea - 0.4%
187,121	Hyundai Motor Co.			12,962,402

	Total Preferred Stocks (cost $14,556,970)		$	12,962,402

	Total Long-Term Investments (cost $2,783,738,498)		$	3,528,378,788

Short-Term Investments - 1.6%
	Other Investment Pools & Funds - 1.3%
46,734,918	Morgan Stanley Institutional Liquidity Funds Treasury Portfolio, Institutional Class, 1.99%(2)			46,734,918

	Securities Lending Collateral - 0.3%
605,621	Citibank NA DDCA, 2.37%, 8/1/2019(2)			605,621
6,869,787	Fidelity Investments Money Market Funds, Government Portfolio, Institutional Class, 2.23%(2)			6,869,787
1,009,909	Goldman Sachs Financial Square Funds, Government Fund, Institutional Class, 2.21%(2)			1,009,909
961,746	Invesco Government & Agency Portfolio, Institutional Class, 2.23%(2)			961,746
2,450,653	Morgan Stanley Institutional Liquidity Funds, Government Portfolio, Institutional Class, 2.25%(2)			2,450,653
214,702	Western Asset Institutional Government Class A Fund, Institutional Class, 2.19%(2)			214,702

				12,112,418

	Total Short-Term Investments (cost $58,847,336)		$	58,847,336

Hartford Schroders Emerging Markets Equity Fund

  Schedule of Investments – (continued)

  July 31, 2019 (Unaudited)

Total Investments (cost $2,842,585,834)	100.8%	$3,587,226,124
Other Assets and Liabilities	(0.8)%	(29,333,917)

Total Net Assets	100.0%	$3,557,892,207

Note: Percentage of investments as shown is the ratio of the total market value to total net assets.

The Fund may refer to any one or more of the industry classifications used by one or more widely recognized market indices, ratings group and/or as defined by Fund management. Industry classifications may not be identical across all security types.

For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.

*	Non-income producing.
(1)	Represents entire or partial securities on loan. See Note 2 in the accompanying Notes to the Schedule of Investments for securities lending information.
(2)	Current yield as of period end.

† For information regarding the Fund’s significant accounting policies, please refer to the Fund’s most recent shareholder report.

GLOSSARY: (abbreviations used in preceding Schedule of Investments)

Other Abbreviations:
ADR	American Depositary Receipt
DDCA	Dollars on Deposit in Custody Account
GDR	Global Depositary Receipt
NVDR	Non-Voting Depositary Receipt
PJSC	Private Joint Stock Company
PT	Perseroan Terbatas

Hartford Schroders Emerging Markets Equity Fund

  Schedule of Investments

  July 31, 2019 (Unaudited)

Fair Valuation Summary

The following is a summary of the fair valuations according to the inputs used as of July 31, 2019 in valuing the Fund’s investments.

Description	Total	Level 1	Level 2	Level 3(1)
Assets
Common Stocks
Argentina	$11,820,460	$11,820,460	$—	$—
Brazil	428,746,353	428,746,353	—	—
Chile	22,443,884	22,443,884	—	—
China	978,755,079	223,298,661	755,456,418	—
Colombia	7,433,367	7,433,367	—	—
Egypt	23,218,833	23,218,833	—	—
Greece	44,689,068	19,211,077	25,477,991	—
Hong Kong	158,161,590	—	158,161,590	—
Hungary	64,536,678	22,087,347	42,449,331	—
India	152,462,114	—	152,462,114	—
Indonesia	40,691,960	—	40,691,960	—
Kuwait	17,093,901	17,093,901	—	—
Mexico	88,142,092	88,142,092	—	—
Pakistan	5,029,398	5,029,398	—	—
Peru	28,367,911	28,367,911	—	—
Poland	38,135,909	—	38,135,909	—
Russia	301,745,824	16,503,207	285,242,617	—
South Africa	129,868,016	9,065,722	120,802,294	—
South Korea	470,248,495	—	470,248,495	—
Taiwan	319,372,015	—	319,372,015	—
Thailand	87,624,726	30,463,440	57,161,286	—
Turkey	41,998,023	14,340,806	27,657,217	—
United Arab Emirates	54,830,690	17,871,315	36,959,375	—
Preferred Stocks	12,962,402	—	12,962,402	—
Short-Term Investments	58,847,336	58,847,336	—	—

Total	$3,587,226,124	$1,043,985,110	$2,543,241,014	$—

(1) For the period ended July 31, 2019, there were no transfers in and out of Level 3.

Hartford Schroders Emerging Markets Multi-Sector Bond Fund

  Schedule of Investments

  July 31, 2019 (Unaudited)

Shares or Principal Amount			Market Value†
Corporate Bonds - 43.4%
		Argentina - 1.8%
$	900,000	YPF Energia Electrica S.A. 10.00%, 07/25/2026(1)	$897,750
	940,000	YPF S.A. 8.50%, 06/27/2029(1)	907,100

			1,804,850

		Austria - 0.7%
	700,000	Klabin Austria GmbH 7.00%, 04/03/2049(1)	751,632

		British Virgin Islands - 3.4%
	1,400,000	China Great Wall International Holdings Ltd. 3.88%, 08/31/2027(2)	1,425,131
	495,000	China Railway Xunjie Co., Ltd. 3.25%, 07/28/2026(2)	494,131
	730,000	Rongshi International Finance Ltd. 3.63%, 05/04/2027(2)	751,642
	730,000	Sinopec Group Overseas Development ltd. 3.50%, 05/03/2026(1)	754,782

			3,425,686

		Canada - 0.9%
	900,000	First Quantum Minerals Ltd. 7.50%, 04/01/2025(1)	880,875

		Cayman Islands - 4.3%
	608,000	Braskem Finance Ltd. 7.38%, 08/08/2019(1)(3)	620,160
	350,000	China Aoyuan Group Ltd. 8.50%, 01/23/2022(2)	367,505
	1,040,000	CSCEC Finance Cayman Ltd. 3.50%, 07/05/2027(2)	1,054,146
	970,000	CSN Islands Corp. 7.00%, 09/23/2019(1)(3)(4)	892,400
	1,010,000	Tencent Holdings Ltd. 3.80%, 02/11/2025(1)	1,055,497
	370,000	Times China Holdings Ltd. 6.60%, 03/02/2023(2)	369,288

			4,358,996

		Chile - 1.4%
	290,000	AES Gener S.A. 7.13%, 03/26/2079, (7.13% fixed rate until 04/07/2024; 5 year USD Swap + 4.644% thereafter)(1)(5)	313,200
	960,000	Empresa de Transporte de Pasajeros Metro S.A. 5.00%, 01/25/2047(1)	1,068,010

			1,381,210

		Colombia - 2.7%
	905,000	Credivalores-Crediservicios SAS 9.75%, 07/27/2022(1)(4)	914,050
	1,021,000	Ecopetrol S.A. 5.88%, 05/28/2045	1,146,737
COP	1,298,000,000	Empresa de Telecomunicaciones de Bogota 7.00%, 01/17/2023(1)	360,037
$	290,000	Empresas Publicas de Medellin ESP 4.25%, 07/18/2029(1)	298,120

			2,718,944

		Hong Kong - 1.8%
	1,320,000	Beijing State-Owned Assets Management Hong Kong Co., Ltd. 4.13%, 05/26/2025(2)	1,361,523
	460,000	CNAC HK Finbridge Co., Ltd. 4.88%, 03/14/2025(2)	493,534

			1,855,057

Hartford Schroders Emerging Markets Multi-Sector Bond Fund

  Schedule of Investments – (continued)

  July 31, 2019 (Unaudited)

		Indonesia - 5.9%
$	715,000	ABM Investama Tbk PT 7.13%, 08/01/2022(1)	$659,992
	530,000	Indonesia Asahan Aluminium Persero PT 6.76%, 11/15/2048(1)	658,992
	610,000	Pelabuhan Indonesia PT 5.38%, 05/05/2045(1)	654,987
	560,000	Pertamina Persero PT 6.00%, 05/03/2042(1)	655,133
		Perusahaan Listrik Negara PT
	1,560,000	5.25%, 10/24/2042(1)	1,675,050
	870,000	5.25%, 05/15/2047(1)	938,730
	550,000	6.15%, 05/21/2048(1)	666,410

			5,909,294

		Ireland - 0.5%
	510,000	C&W Senior Financing Designated Activity Co. 6.88%, 09/15/2027(1)	533,613

		Kazakhstan - 0.3%
	250,000	KazMunayGas National Co. JSC 5.75%, 04/19/2047(1)	286,331

		Mexico - 12.1%
	490,000	Alfa S.A.B. de C.V. 6.88%, 03/25/2044(1)	562,373
	950,000	Alpha Holding S.A. de C.V. 10.00%, 12/19/2022(1)	934,562
	510,000	Axtel S.A.B. de C.V. 6.38%, 11/14/2024(1)	527,218
	897,007	Cometa Energia S.A. de C.V. 6.38%, 04/24/2035(1)	934,009
	790,000	Credito Real S.A.B. de C.V. SOFOM ER 9.13%, 11/29/2022, (9.13% fixed rate until 11/29/2022; 5 year CMT + 7.026% thereafter)(1)(3)(5)	801,858
	910,000	Docuformas SAPI de C.V. 10.25%, 07/24/2024(1)	903,175
	530,000	Elementia S.A.B. de C.V. 5.50%, 01/15/2025(1)(4)	510,793
	530,000	Metalsa S.A. de C.V. 4.90%, 04/24/2023(1)(4)	536,625
	252,153	Mexico Generadora de Energia S de rl 5.50%, 12/06/2032(1)(4)	271,947
		Petroleos Mexicanos
	2,690,000	5.63%, 01/23/2046	2,196,385
	1,030,000	6.38%, 01/23/2045	900,477
	160,000	6.63%, 09/03/2019(1)(3)	137,600
	950,000	Sixsigma Networks Mexico S.A. de C.V. 7.50%, 05/02/2025(1)	915,372
	430,000	Trust F 6.39%, 01/15/2050(1)	440,213
	870,000	TV Azteca S.A.B. de C.V. 8.25%, 08/09/2024(2)	859,125
		Unifin Financiera S.A.B. de C.V. SOFOM ENR
	355,000	7.00%, 01/15/2025(1)	342,135
	460,000	8.38%, 01/27/2028(1)	455,966

			12,229,833

		Mult - 0.8%
	890,000	Mongolian Mining Corp/Energy Resources LLC 9.25%, 04/15/2024(1)	870,875

		Netherlands - 1.6%
	900,000	Ajecorp B.V. 6.50%, 05/14/2022(1)	857,160
	600,000	Petrobras Global Finance B.V. 8.75%, 05/23/2026	753,600

			1,610,760

Hartford Schroders Emerging Markets Multi-Sector Bond Fund

  Schedule of Investments – (continued)

  July 31, 2019 (Unaudited)

		Panama - 0.7%
$	700,000	AES El Salvador Trust 6.75%, 03/28/2023(1)(4)	$691,257

		Saudi Arabia - 0.8%
	740,000	Saudi Arabian Oil Co. 4.25%, 04/16/2039(1)	770,217

		South Korea - 0.5%
	470,000	Korea East-West Power Co., Ltd. 3.88%, 07/19/2023(1)	493,162

		Spain - 0.8%
	695,000	AI Candelaria Spain SLU 7.50%, 12/15/2028(1)	778,052

		Turkey - 0.9%
	870,000	Yapi ve Kredi Bankasi AS 13.88%, 01/15/2024, (13.9% fixed rate until 01/15/2024; 5 year USD Swap + 11.245% thereafter)(1)(3)(5)	907,532

		United Kingdom - 1.0%
	950,000	Vedanta Resources Finance plc 9.25%, 04/23/2026(1)	980,184

		United States - 0.5%
	510,000	Gran Tierra Energy, Inc. 7.75%, 05/23/2027(1)	507,323

		Total Corporate Bonds (cost $42,531,212)	$43,745,683

Foreign Government Obligations - 52.9%
		Angola - 1.9%
	1,770,000	Angolan Government International Bond 9.38%, 05/08/2048(1)	1,952,752

		Argentina - 10.7%
	2,250,000	Argentina Bonar Bonds 8.75%, 05/07/2024	1,670,647
		Argentine Republic Government International Bond
EUR	2,200,000	3.38%, 01/15/2023	1,954,288
$	4,580,000	4.63%, 01/11/2023	3,812,850
	978,000	Provincia de Buenos Aires 7.88%, 06/15/2027(1)	731,554
	2,990,000	Provincia de Cordoba 7.13%, 06/10/2021(1)	2,656,645

			10,825,984

		Brazil - 2.4%
		Brazil Notas do Tesouro Nacional
BRL	3,215,000	10.00%, 01/01/2025	957,431
	4,786,000	10.00%, 01/01/2027	1,454,143

			2,411,574

		Cameroon - 0.8%
$	700,000	Republic of Cameroon International Bond 9.50%, 11/19/2025(1)	760,175

		Colombia - 0.7%
		Colombia Government International Bond
COP	1,867,000,000	4.38%, 03/21/2023	555,507
	417,000,000	7.75%, 04/14/2021	132,805

			688,312

		Ecuador - 3.9%
		Ecuador Government International Bond
$	2,723,000	9.65%, 12/13/2026(1)	2,934,032
	880,000	10.75%, 01/31/2029(1)	985,600

			3,919,632

		Egypt - 1.5%
	1,360,000	Egypt Government International Bond 8.70%, 03/01/2049(1)	1,485,800

Hartford Schroders Emerging Markets Multi-Sector Bond Fund

  Schedule of Investments – (continued)

  July 31, 2019 (Unaudited)

		Ghana - 1.9%
$	1,930,000	Ghana Government International Bond 8.63%, 06/16/2049(1)	$1,956,020

		Indonesia - 4.8%
		Indonesia Treasury Bond
IDR	21,324,000,000	5.63%, 05/15/2023	1,471,367
	9,123,000,000	7.00%, 05/15/2027	644,344
	3,666,000,000	7.50%, 08/15/2032	257,629
	9,807,000,000	8.38%, 03/15/2034	743,260
	12,097,000,000	8.75%, 05/15/2031	944,208
	9,981,000,000	9.00%, 03/15/2029	785,862

			4,846,670

		Kenya - 0.5%
$	470,000	Kenya Government International Bond 8.25%, 02/28/2048(1)	488,922

		Lebanon - 2.6%
		Lebanon Government International Bond
	180,000	6.00%, 01/27/2023(2)	149,360
	735,000	6.25%, 05/27/2022	628,697
	770,000	6.40%, 05/26/2023	637,298
	905,000	6.85%, 05/25/2029	685,990
	535,000	8.25%, 04/12/2021(2)	499,134

			2,600,479

		Malaysia - 2.9%
		Malaysia Government Bond
MYR	3,780,000	3.48%, 06/14/2024	917,148
	2,030,000	3.90%, 11/30/2026	501,672
	3,830,000	4.64%, 11/07/2033	1,009,265
	1,850,000	4.92%, 07/06/2048	501,744

			2,929,829

		Mexico - 1.7%
MXN	33,263,500	Mexican Bonos 7.50%, 06/03/2027	1,738,511

		Nigeria - 0.5%
$	430,000	Nigeria Government International Bond 9.25%, 01/21/2049(1)	491,649

		Peru - 1.2%
		Peru Government Bond
PEN	1,370,000	6.90%, 08/12/2037	505,202
	1,870,000	6.95%, 08/12/2031	683,468

			1,188,670

		Russia - 2.6%
		Russian Federal Bond - OFZ
RUB	55,290,000	6.90%, 05/23/2029	852,107
	43,980,000	7.00%, 12/15/2021	693,419
	35,690,000	7.00%, 01/25/2023	561,889
	33,160,000	7.75%, 09/16/2026	539,802

			2,647,217

		Saudi Arabia - 1.5%
$	1,474,000	Saudi Government International Bond 4.50%, 10/26/2046(1)	1,558,755

		South Africa - 2.7%
		Republic of South Africa Government Bond
ZAR	3,845,000	6.25%, 03/31/2036	193,595
	33,750,000	6.50%, 02/28/2041	1,647,529
	4,790,000	9.00%, 01/31/2040	309,170
$	480,000	Republic of South Africa Government International Bond 5.88%, 09/16/2025	519,917

			2,670,211

Hartford Schroders Emerging Markets Multi-Sector Bond Fund

  Schedule of Investments – (continued)

  July 31, 2019 (Unaudited)

	South Korea - 0.5%
$ 470,000	Korea Hydro & Nuclear Power Co., Ltd. 3.75%, 07/25/2023(1)		$	491,408

	Turkey - 7.0%
937,000	Export Credit Bank of Turkey 8.25%, 01/24/2024(1)(4)			983,850
	Turkey Government Bond
TRY 1,010,000	8.50%, 09/14/2022			151,835
3,990,000	9.20%, 09/22/2021			636,641
7,540,000	10.60%, 02/11/2026			1,116,612
$ 3,930,000	Turkey Government International Bond 7.63%, 04/26/2029			4,122,570

				7,011,508

	Ukraine - 0.6%
510,000	Ukraine Government International Bond 8.99%, 02/01/2024(1)			565,874

	Total Foreign Government Obligations (cost $51,608,785)		$	53,229,952

	Total Long-Term Investments (cost $94,139,997)		$	96,975,635

Short-Term Investments - 3.7%
	Other Investment Pools & Funds - 0.3%
324,489	Morgan Stanley Institutional Liquidity Funds Treasury Portfolio, Institutional Class, 1.99%(6)			324,489

	Securities Lending Collateral - 1.7%
84,023	Citibank NA DDCA, 2.37%, 8/1/2019(6)			84,023
953,101	Fidelity Investments Money Market Funds, Government Portfolio, Institutional Class, 2.23%(6)			953,101
140,113	Goldman Sachs Financial Square Funds, Government Fund, Institutional Class, 2.21%(6)			140,113
133,431	Invesco Government & Agency Portfolio, Institutional Class, 2.23%(6)			133,431
339,999	Morgan Stanley Institutional Liquidity Funds, Government Portfolio, Institutional Class, 2.25%(6)			339,999
29,787	Western Asset Institutional Government Class A Fund, Institutional Class, 2.19%(6)			29,787

				1,680,454

	U.S. Treasury - 1.7%
	U.S. Treasury Bills - 1.7%
70,000	1.96%, 09/17/2019(7)			69,817
1,700,000	2.06%, 09/05/2019(7)			1,696,594

				1,766,411

	Total Short-Term Investments (cost $3,771,359)		$	3,771,354

	Total Investments (cost $97,911,356)	100.0%	$	100,746,989
	Other Assets and Liabilities	0.0%		(48,125)

	Total Net Assets	100.0%	$	100,698,864

Note: Percentage of investments as shown is the ratio of the total market value to total net assets.

Prices of foreign equities that are principally traded on certain foreign markets will generally be adjusted daily pursuant to a fair value pricing service approved by the Board of Directors in order to reflect an adjustment for factors occurring after the close of certain foreign markets but before the close of the New York Stock Exchange.

The Fund may refer to any one or more of the industry classifications used by one or more widely recognized market indices, ratings group and/or as defined by Fund management. Industry classifications may not be identical across all security types.

For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.

Hartford Schroders Emerging Markets Multi-Sector Bond Fund

  Schedule of Investments – (continued)

  July 31, 2019 (Unaudited)

(1)

Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions that are exempt from registration (typically only to qualified institutional buyers) or in a public offering registered under the Securities Act of 1933. At July 31, 2019, the aggregate value of these securities was $49,615,495, representing 49.3% of net assets.

(2)

Security is exempt from registration under Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933. At July 31, 2019, the aggregate value of these securities was $7,824,519, representing 7.8% of net assets.

(3)	Perpetual maturity security. Maturity date shown is the next call date or final legal maturity date, whichever comes first.
(4)	Represents entire or partial securities on loan. See Note 2 in the accompanying Notes to the Schedule of Investments for securities lending information.
(5)	Fixed to variable rate investment. The rate shown reflects the fixed rate in effect at July 31, 2019. Rate will reset at a future date.
(6)	Current yield as of period end.
(7)	The rate shown represents current yield to maturity.

Foreign Currency Contracts Outstanding at July 31, 2019
Amount and Description of Currency to be Purchased		Amount and Description of Currency to be Sold		Counterparty	Settlement Date	Appreciation	Depreciation
27,810,000	ARS	551,786	USD	CBK	08/05/19	$77,946	$—
3,370,000	BRL	851,225	USD	CBK	08/05/19	31,504	—
3,530,000	BRL	880,080	USD	CBK	08/21/19	43,529	—
1,940,000	BRL	500,258	USD	JPM	09/03/19	6,879	—
970,000	BRL	250,258	USD	CBK	09/03/19	3,310	—
1,031,680,000	CLP	1,488,286	USD	CBK	09/11/19	—	(22,540)
4,765,810,201	COP	1,444,185	USD	CBK	08/14/19	7,064	—
4,117,790,000	COP	1,280,606	USD	JPM	09/25/19	—	(29,954)
1,630,000	EUR	1,851,969	USD	JPM	08/02/19	—	(47,269)
1,790,000	EUR	2,007,468	USD	JPM	10/03/19	—	(15,597)
560,550,000	HUF	1,987,008	USD	JPM	08/26/19	—	(81,284)
10,766,640,000	IDR	748,516	USD	CBK	08/27/19	17,169	—
33,090,000	MXN	1,705,204	USD	JPM	08/05/19	20,040	—
20,370,000	MXN	1,045,522	USD	JPM	08/30/19	11,779	—
40,230,000	MXN	2,065,388	USD	CBK	09/06/19	20,766	—
9,650,000	MXN	498,190	USD	JPM	09/20/19	1,116	—
4,830,000	MXN	249,120	USD	CBK	09/20/19	792	—
66,010,000	MXN	3,422,214	USD	CBK	10/11/19	—	(18,827)
8,070,000	PLN	2,126,034	USD	JPM	08/06/19	—	(43,664)
7,350,000	PLN	1,949,865	USD	JPM	08/12/19	—	(52,985)
7,667,601	PLN	2,026,375	USD	JPM	09/09/19	—	(46,137)
88,140,000	THB	2,880,392	USD	JPM	08/26/19	—	(12,672)
11,545,000	TRY	1,675,131	USD	CBK	04/06/20	221,418	—
3,495,000	TRY	509,735	USD	JPM	04/06/20	64,404	—
540,000	USD	27,810,000	ARS	CBK	08/05/19	—	(89,732)
839,666	USD	3,370,000	BRL	CBK	08/05/19	—	(43,063)
855,757	USD	3,530,000	BRL	CBK	08/21/19	—	(67,852)
754,472	USD	2,910,000	BRL	JPM	09/03/19	—	(6,232)
1,515,616	USD	1,031,680,000	CLP	JPM	09/11/19	49,870	—
1,434,837	USD	4,765,810,201	COP	CBK	08/14/19	—	(16,412)
1,837,169	USD	1,630,000	EUR	CBK	08/02/19	32,469	—
4,067,206	USD	3,580,000	EUR	CBK	10/03/19	83,465	—
3,004,076	USD	2,690,000	EUR	UBS	10/31/19	3,757	—
1,966,145	USD	560,550,000	HUF	CBK	08/26/19	60,420	—
753,914	USD	10,766,640,000	IDR	JPM	08/27/19	—	(11,772)
1,660,210	USD	33,090,000	MXN	JPM	08/05/19	—	(65,034)
1,016,647	USD	20,370,000	MXN	CBK	08/30/19	—	(40,654)
2,006,577	USD	40,230,000	MXN	JPM	09/06/19	—	(79,577)
750,187	USD	14,480,000	MXN	UBS	09/20/19	970	—
3,370,351	USD	66,010,000	MXN	JPM	10/11/19	—	(33,037)
2,105,653	USD	8,070,000	PLN	JPM	08/06/19	23,283	—
1,944,406	USD	7,350,000	PLN	CBK	08/12/19	47,526	—
2,034,855	USD	7,667,601	PLN	JPM	09/09/19	54,617	—
1,905,244	USD	15,040,000	TRY	CBK	04/06/20	—	(565,443)
1,056,925	USD	15,485,810	ZAR	CBK	08/07/19	—	(21,404)
518,402	USD	7,370,000	ZAR	UBS	08/20/19	5,966	—

Hartford Schroders Emerging Markets Multi-Sector Bond Fund

  Schedule of Investments – (continued)

  July 31, 2019 (Unaudited)

255,908	USD	3,640,000	ZAR	CBK	08/20/19	$2,819	$—
2,236,763	USD	32,460,000	ZAR	JPM	10/31/19	—	(650)
15,485,810	ZAR	1,079,713	USD	CBK	08/07/19	—	(1,383)
7,370,000	ZAR	503,907	USD	CBK	08/20/19	8,529	—
3,640,000	ZAR	251,313	USD	UBS	08/20/19	1,776	—
Total						$903,183	$(1,413,174)

† For information regarding the Fund’s significant accounting policies, please refer to the Fund’s most recent shareholder report.

GLOSSARY: (abbreviations used in preceding Schedule of Investments)

Counterparty Abbreviations:
CBK	Citibank NA
JPM	JP Morgan Chase & Co.
UBS	UBS AG

Currency Abbreviations:
ARS	Argentine Peso
BRL	Brazilian Real
CLP	Chilean Peso
COP	Colombian Peso
EUR	Euro
HUF	Hungarian Forint
IDR	Indonesian Rupiah
MXN	Mexican Peso
MYR	Malaysian Ringgit
PEN	Peruvian Sol
PLN	Polish Zloty
RUB	Russian Ruble
THB	Thai Baht
TRY	Turkish Lira
USD	United States Dollar
ZAR	South African Rand

Index Abbreviations:
CMT	Constant Maturity Treasury Index

Other Abbreviations:
DDCA	Dollars on Deposit in Custody Account
JSC	Joint Stock Company
MTN	Medium Term Note
PT	Perseroan Terbatas

Hartford Schroders Emerging Markets Multi-Sector Bond Fund

  Schedule of Investments

  July 31, 2019 (Unaudited)

Fair Valuation Summary

The following is a summary of the fair valuations according to the inputs used as of July 31, 2019 in valuing the Fund’s investments.

Description	Total	Level 1	Level 2	Level 3(1)

Assets
Corporate Bonds	$43,745,683	$—	$43,745,683	$—
Foreign Government Obligations	53,229,952	—	53,229,952	—
Short-Term Investments	3,771,354	2,004,943	1,766,411	—
Foreign Currency Contracts(2)	903,183	—	903,183	—

Total	$101,650,172	$2,004,943	$99,645,229	$—

Liabilities
Foreign Currency Contracts(2)	$(1,413,174)	$—	$(1,413,174)	$—

Total	$(1,413,174)	$—	$(1,413,174)	$—

(1) For the period ended July 31, 2019, there were no transfers in and out of Level 3.

(2) Derivative instruments (excluding purchased and written options, if applicable) are valued at the unrealized appreciation/(depreciation) on the investments.

Hartford Schroders International Multi-Cap Value Fund

  Schedule of Investments

  July 31, 2019 (Unaudited)

Shares or Principal Amount		Market Value†
Common Stocks - 94.4%
	Australia - 2.0%
352,166	Adelaide Brighton Ltd.	$849,418
4,668,835	Beach Energy Ltd.	6,730,096
204,087	BHP Group Ltd.	5,618,649
246,457	BlueScope Steel Ltd.	2,175,264
61,175	Collection House Ltd.	51,266
320,996	Computershare Ltd.	3,457,856
7,355	DWS Ltd.	6,061
346,051	GWA Group Ltd.	846,116
144,237	McMillan Shakespeare Ltd.	1,365,708
222,513	Medusa Mining Ltd.*	114,885
354,503	Pendal Group Ltd.	1,885,149
67,047	Perpetual Ltd.(1)	1,803,757
812,000	Perseus Mining Ltd.*	377,647
1,008,039	Platinum Asset Management Ltd.(1)	3,305,828
131,391	Rio Tinto Ltd.	8,793,652
334,969	Sandfire Resources NL	1,528,330
62,034	SG Fleet Group Ltd.	125,145
83,492	SmartGroup Corp. Ltd.	533,565

		39,568,392

	Austria - 1.2%
27,641	AT&S Austria Technologie & Systemtechnik AG	444,208
94,918	Erste Group Bank AG*	3,406,864
3,206	Mayr Melnhof Karton AG	404,591
258,739	OMV AG	12,946,525
288,716	Raiffeisen Bank International AG	6,770,853

		23,973,041

	Belgium - 0.2%
15,797	D’ieteren S.A.	740,587
11,344	Sofina S.A.	2,195,594

		2,936,181

	Brazil - 1.1%
170,300	Alupar Investimento S.A.	1,182,977
3,036,100	Cielo S.A.	5,759,787
96,100	Construtora Tenda S.A.	638,090
134,649	Enauta Participacoes S.A.	467,488
962,300	Klabin S.A.	4,044,517
584,400	Qualicorp Consultoria e Corretora de Seguros S.A.	3,402,562
164,300	Smiles Fidelidade S.A.	1,697,525
628,900	Transmissora Alianca de Energia Eletrica S.A.	4,584,485
66,266	Unipar Carbocloro S.A.	585,331
103,300	Valid Solucoes e Servicos de Seguranca em Meios de Pagamento e Identificacao S.A	411,700

		22,774,462

	Cambodia - 0.1%
1,000,000	NagaCorp Ltd.	1,503,134

	Canada - 5.0%
63,881	Advantage Oil & Gas Ltd.*	91,480
236,600	BCE, Inc.	10,691,638
56,000	Canfor Pulp Products, Inc.	391,635
168,300	Centerra Gold, Inc.*	1,344,054
549,000	CI Financial Corp.	8,510,789
16,600	Cogeco Communications, Inc.	1,310,970
477,600	Corus Entertainment, Inc. Class B	1,834,696
138,200	Dundee Precious Metals, Inc.*	467,019
200	E-L Financial Corp. Ltd.	113,654
49,740	Eldorado Gold.Corp.*	381,398
158,500	Enerflex Ltd.	1,994,761
87,800	Ensign Energy Services, Inc.	276,080
133,900	Fortuna Silver Mines, Inc.*	504,230
130,700	Genworth MI Canada, Inc.(1)	4,823,759

Hartford Schroders International Multi-Cap Value Fund

  Schedule of Investments – (continued)

  July 31, 2019 (Unaudited)

80,100	Great Canadian Gaming Corp.*	$2,659,480
100,500	Husky Energy, Inc.	779,755
88,700	iA Financial Corp., Inc.*	3,559,291
132,000	IAMGOLD Corp.*	480,073
223,500	Largo Resources Ltd.*	314,980
33,600	Linamar Corp.	1,137,991
159,700	Magna International, Inc.	8,053,972
1,255,100	Manulife Financial Corp.	22,728,360
42,700	Martinrea International, Inc.	349,740
140,803	Medical Facilities Corp.(1)	1,326,096
37,100	Methanex Corp.	1,460,331
1,300	Morguard Real Estate Investment Trust REIT(1)	12,076
31,700	Open Text Corp.	1,352,018
310,800	Parex Resources, Inc.*	5,312,659
226,400	Precision Drilling Corp.*	389,398
498,100	Surge Energy, Inc.(1)	475,531
311,500	Teck Resources Ltd. Class B	6,372,556
220,800	Tourmaline Oil Corp.	2,910,986
59,400	TransAlta Renewables, Inc.	616,143
221,600	Transcontinental, Inc. Class A	2,548,786
13,000	West Fraser Timber Co., Ltd.	508,160
116,265	Westshore Terminals Investment Corp.	1,834,094
248,000	Whitecap Resources, Inc.	796,727

		98,715,366

	Cayman Islands - 0.1%
340,000	Chlitina Holding Ltd.	2,667,493

	Chile - 0.7%
2,912,022	Aguas Andinas S.A. Class A	1,629,912
170,270	Cia Cervecerias Unidas S.A.	2,387,115
29,979,502	Enel Chile S.A.	2,717,260
137,700	Enel Chile S.A. ADR	633,420
1,511,195	Enel Generacion Chile S.A.	893,175
898,313	Inversiones Aguas Metropolitanas S.A.	1,311,713
148,900	Sociedad Quimica y Minera de Chile S.A. ADR(1)	4,391,061

		13,963,656

	China - 5.2%
7,698,000	Agricultural Bank of China Ltd. Class H	3,115,961
278,000	Anhui Conch Cement Co., Ltd. Class H	1,605,238
2,344,000	Anhui Expressway Co., Ltd. Class H	1,424,108
6,266,000	BAIC Motor Corp. Ltd. Class H(2)	3,958,739
25,286,000	Bank of China Ltd. Class H	10,268,332
2,869,000	Bank of Communications Co., Ltd. Class H	2,087,336
30,000	Baoye Group Co., Ltd. Class H*	18,663
47,600	Changyou.com Ltd. ADR	375,564
4,676,000	China BlueChemical Ltd. Class H	1,282,014
2,605,000	China Conch Venture Holdings Ltd.	8,963,993
14,425,000	China Construction Bank Corp. Class H	11,074,508
1,181,000	China Lesso Group Holdings Ltd.	1,091,176
416,000	China Lilang Ltd.	368,028
733,000	China Machinery Engineering Corp. Class H	313,245
3,775,000	China Medical System Holdings Ltd.	3,600,971
1,710,000	China Oriental Group Co., Ltd.	761,267
2,176,000	China Petroleum & Chemical Corp. Class H	1,397,014
510,500	China Resources Pharmaceutical Group Ltd.(2)	555,207
984,000	China Shineway Pharmaceutical Group Ltd.	820,677
1,708,000	Consun Pharmaceutical Group Ltd.	1,032,858
3,256,000	Dongfeng Motor Group Co., Ltd. Class H	2,904,068
1,452,000	Fufeng Group Ltd.*	712,456
461,000	Geely Automobile Holdings Ltd.	703,084
1,694,000	Great Wall Motor Co., Ltd. Class H	1,147,538
1,023,500	Hengan International Group Co., Ltd.	7,741,376
170,000	Hiroca Holdings Ltd.	371,133
14,568,000	Industrial & Commercial Bank of China Ltd. Class H	9,783,084
1,924,000	Jiangsu Expressway Co., Ltd. Class H	2,592,308

Hartford Schroders International Multi-Cap Value Fund

  Schedule of Investments – (continued)

  July 31, 2019 (Unaudited)

174,800	Jumei International Holding Ltd. ADR*	$396,796
7,953,000	Lonking Holdings Ltd.	2,063,034
1,264,000	Maanshan Iron & Steel Co., Ltd. Class H(1)	479,130
376,000	On-Bright Electronics, Inc.	2,005,620
5,600,000	Sihuan Pharmaceutical Holdings Group Ltd.	1,147,224
1,755,000	Sinopec Engineering Group Co., Ltd. Class H	1,374,881
4,264,000	Sinopec Shanghai Petrochemical Co., Ltd. Class H	1,487,637
1,021,000	Tian Ge Interactive Holdings Ltd.*(2)	239,230
1,776,000	Tiangong International Co., Ltd.	550,612
1,068,000	Tianneng Power International Ltd.	852,698
6,528,000	Want Want China Holdings Ltd.	5,077,149
2,376,000	Weichai Power Co., Ltd. Class H	3,660,912
1,639,300	Yangzijiang Shipbuilding Holdings Ltd.	1,690,385
1,242,000	Youyuan International Holdings Ltd.*	347,088
2,294,000	Zhejiang Expressway Co., Ltd. Class H	2,220,464

		103,662,806

	Colombia - 0.2%
273,700	Ecopetrol S.A. ADR	4,907,441

	Czech Republic - 0.1%
10,155	Komercni banka AS	391,724
351,393	Moneta Money Bank AS(2)	1,207,621
1,266	Philip Morris CR AS	744,683

		2,344,028

	Denmark - 0.3%
95,151	Pandora A/S	3,647,353
116,501	Scandinavian Tobacco Group A/S Class A(2)	1,227,908
80,953	Spar Nord Bank A/S	712,830

		5,588,091

	Finland - 0.6%
407,612	Nokian Renkaat Oyj*	11,685,674
47,390	Tieto Oyj	1,210,794

		12,896,468

	France - 6.9%
93,159	BNP Paribas S.A.	4,359,843
290,926	Bureau Veritas S.A.	7,249,065
9,477	Coface S.A.*	117,361
433,187	Eutelsat Communications S.A.	8,281,083
71,369	Faurecia SE	3,377,363
24,836	Gaztransport Et Technigaz S.A.	2,253,246
25,935	IPSOS	709,260
19,138	Kaufman & Broad S.A.	785,847
261,109	Metropole Television S.A.	4,529,614
80,131	Neopost S.A.	1,610,039
160,451	Peugeot S.A.	3,787,124
373,318	Publicis Groupe S.A.	18,421,677
12,552	Rothschild & Co.	393,230
299,212	Sanofi	24,933,890
280,342	Schneider Electric SE	24,186,807
123,298	Societe BIC S.A.	8,592,492
305,319	Societe Generale S.A.	7,478,687
86,430	Television Francaise 1 S.A.	865,886
307,606	Total S.A.	15,943,275

		137,875,789

	Georgia - 0.1%
18,655	Bank of Georgia Group plc	318,970
46,039	TBC Bank Group plc	790,551

		1,109,521

	Germany - 1.5%
2,981	Amadeus Fire AG	404,954
183,289	Covestro AG(2)	8,266,531
509,604	Deutsche Bank AG	3,939,271
40,420	DWS Group GmbH & Co. KGaA(2)	1,355,101

Hartford Schroders International Multi-Cap Value Fund

  Schedule of Investments – (continued)

  July 31, 2019 (Unaudited)

25,670	Hochtief AG	$2,908,883
419,752	ProSiebenSat.1 Media SE	5,421,989
54,998	Siltronic AG	4,304,415
86,022	Software AG	2,414,613

		29,015,757

	Greece - 0.1%
83,183	JUMBO S.A.	1,630,283
142,374	Piraeus Bank S.A.*	485,589

		2,115,872

	Hong Kong - 3.6%
606,000	Allied Properties HK Ltd.	134,341
300,000	China Everbright Ltd.	396,294
1,184,000	China Resources Cement Holdings Ltd.	1,082,056
4,300,000	China Travel International Investment Hong Kong Ltd.	790,426
1,904,000	China Unicom Hong Kong Ltd.	1,854,981
2,745,500	CK Asset Holdings Ltd.	20,643,778
810,000	CSI Properties Ltd.	36,064
401,200	Dah Sing Banking Group Ltd.	697,644
111,600	Dah Sing Financial Holdings Ltd.	500,392
285,000	Emperor Entertainment Hotel Ltd.	56,979
1,352,000	Giordano International Ltd.	464,559
417,000	Hang Lung Group Ltd.	1,071,113
726,000	Hang Lung Properties Ltd.	1,709,053
231,000	Hysan Development Co., Ltd.	1,100,491
1,003,000	Kerry Properties Ltd.	3,766,271
271,500	Kingboard Holdings Ltd.	668,380
5,428,000	Kunlun Energy Co., Ltd.	4,733,908
10,020	Lai Sun Development Co., Ltd.	14,131
1,629,500	Lifestyle International Holdings Ltd.	2,226,598
929,000	PAX Global Technology Ltd.	372,499
68,000	Qingling Motors Co., Ltd. Class H	17,501
777,200	Sands China Ltd.	3,730,455
648,000	Shanghai Industrial Holdings Ltd.	1,327,675
1,528,000	Sino Land Co., Ltd.	2,474,408
832,000	Sinopec Kantons Holdings Ltd.	334,729
20,000	Soundwill Holdings Ltd.	27,763
388,000	Sun Hung Kai Properties Ltd.	6,252,753
41,000	TAI Cheung Holdings Ltd.	39,910
713,000	TCL Electronics Holdings Ltd.	322,861
589,000	Wharf Real Estate Investment Co., Ltd.	3,715,592
340,000	Wheelock & Co., Ltd.	2,139,561
6,348,000	Xinyi Glass Holdings Ltd.	6,399,013
2,272,000	Yuexiu Transport Infrastructure Ltd.	1,804,547

		70,906,726

	Hungary - 0.1%
270,238	MOL Hungarian Oil & Gas plc	2,742,562

	India - 0.4%
29,838	GAIL India Ltd. GDR	314,791
442,600	Infosys Ltd. ADR	5,010,232
726,900	Wipro Ltd. ADR	2,973,021

		8,298,044

	Indonesia - 0.3%
1,206,600	Bank Pembangunan Daerah Jawa Timur Tbk PT	55,006
11,539,100	Media Nusantara Citra Tbk PT	1,126,201
16,252,900	Panin Financial Tbk PT*	404,766
3,788,700	Perusahaan Perkebunan London Sumatra Indonesia Tbk PT	285,643
8,876,100	Telekomunikasi Indonesia Persero Tbk PT	2,708,822
761,100	United Tractors Tbk PT	1,348,107

		5,928,545

	Ireland - 0.4%
1,382,892	AIB Group plc	4,745,672

Hartford Schroders International Multi-Cap Value Fund

  Schedule of Investments – (continued)

  July 31, 2019 (Unaudited)

522,350	Bank of Ireland Group plc	$2,304,964

		7,050,636

	Isle of Man - 0.1%
437,456	Playtech plc	2,348,319

	Israel - 0.7%
125,274	Bank Hapoalim BM	947,391
345,267	Bank Leumi Le-Israel BM	2,511,649
412,886	Israel Discount Bank Ltd. Class A	1,782,027
88,700	Ituran Location and Control Ltd.	2,588,266
21,080	Kerur Holdings Ltd.	561,656
606,408	Phoenix Holdings Ltd.	3,780,700
23,800	Taro Pharmaceutical Industries Ltd.	1,922,326

		14,094,015

	Italy - 2.1%
87,361	ASTM S.p.A.	3,023,113
78,948	Banca IFIS S.p.A	1,115,375
141,182	Cerved Group S.p.A.	1,112,486
1,038,073	Eni S.p.A.	16,216,048
109,536	Immobiliare Grande Distribuzione SIIQ S.p.A. REIT	705,712
1,174,378	Italgas S.p.A.	7,420,624
799,639	Mediaset S.p.A.*(1)	2,342,062
829,760	Mediobanca Banca di Credito Finanziario S.p.A.	8,310,906
87,858	Societa Cattolica di Assicurazioni S.c.r.l.	745,560
149,124	UniCredit S.p.A.	1,755,863

		42,747,749

	Japan - 17.2%
111,500	ABC-Mart, Inc.	7,047,045
107,800	ADEKA Corp.	1,576,698
5,800	Aichi Bank Ltd.	198,860
107,500	Aida Engineering Ltd.	850,950
35,500	Aisin Seiki Co., Ltd.	1,153,683
10,400	Akatsuki, Inc.	698,108
3,000	Akita Bank Ltd.	55,020
34,800	Aozora Bank Ltd.	797,529
34,500	Arakawa Chemical Industries Ltd.	466,638
2,200	Arcland Sakamoto Co., Ltd.	26,635
54,300	Arisawa Manufacturing Co., Ltd.	449,772
27,200	Asahi Yukizai Corp.	341,751
1,917,200	Astellas Pharma, Inc.	27,170,353
127,700	Ateam, Inc.(1)	1,301,578
1,900	Atsugi Co., Ltd.	15,795
34,400	Awa Bank Ltd.	780,905
1,500	Bando Chemical Industries Ltd.	12,944
138,400	Brother Industries Ltd.	2,450,435
300	C Uyemura & Co., Ltd.	16,435
25,700	Canon Electronics, Inc.	420,633
124,300	Central Japan Railway Co.	24,985,864
229,000	Chiba Bank Ltd.	1,132,605
85,700	Chugoku Bank Ltd.	749,262
202,900	Citizen Watch Co., Ltd.	1,009,723
3,100	Corona Corp.	28,669
60,900	Daicel Corp.	515,339
18,200	Daido Steel Co., Ltd.	691,000
46,300	Daiho Corp.	1,150,372
46,900	Daiichi Kigenso Kagaku-Kogyo Co., Ltd.	377,593
22,700	Daiichikosho Co., Ltd.	937,643
146,600	Daikyonishikawa Corp.	1,206,642
1,800	Dainichi Co., Ltd.	10,514
26,900	Dainichiseika Color & Chemicals Manufacturing Co., Ltd.	742,486
1,087,700	Daiwa Securities Group, Inc.	4,689,657
52,200	Daiwabo Holdings Co., Ltd.	2,529,633
36,000	Eagle Industry Co., Ltd.	359,117
6,000	Eidai Co., Ltd.	19,048
61,600	Exedy Corp.	1,255,756

Hartford Schroders International Multi-Cap Value Fund

  Schedule of Investments – (continued)

  July 31, 2019 (Unaudited)

124,500	FCC Co., Ltd.	$2,419,289
180,200	Ferrotec Holdings Corp.	1,545,578
23,900	First Bank of Toyama Ltd.	67,064
34,900	FJ Next Co., Ltd.(1)	340,364
46,400	Foster Electric Co., Ltd.	811,734
31,000	Fudo Tetra Corp.	371,680
8,400	Fujikura Kasei Co., Ltd.	45,812
7,200	Fujimori Kogyo Co., Ltd.	193,466
1,600	Fujishoji Co., Ltd.	14,290
1,100	FuKoKu Co., Ltd.(1)	7,394
123,900	Furuno Electric Co., Ltd.	1,061,797
29,400	G-Tekt Corp.	428,603
53,800	Geo Holdings Corp.	708,075
24,100	Goldcrest Co., Ltd.	434,449
57,100	GS Yuasa Corp.	1,067,948
117,000	Gunma Bank Ltd.	403,077
237,400	Hachijuni Bank Ltd.	894,603
37,600	Hamakyorex Co., Ltd.	1,343,479
46,800	Happinet Corp.	561,726
285,600	Hazama Ando Corp.	1,968,749
37,400	Hirano Tecseed Co., Ltd.	570,018
388,100	Honda Motor Co., Ltd.	9,656,128
79,900	Hosiden Corp.	887,003
29,000	Hosokawa Micron Corp.	1,173,392
10,500	Imasen Electric Industrial	85,111
1,132,900	Inpex Corp.	9,935,934
87,900	Isuzu Motors Ltd.	972,651
336,100	ITOCHU Corp.	6,399,587
1,400	Iwatsu Electric Co., Ltd.	10,094
324,200	Iyo Bank Ltd.	1,575,646
75,400	Japan Aviation Electronics Industry Ltd.	1,050,118
3,900	Japan Foundation Engineering Co., Ltd.	12,040
86,100	Japan Petroleum Exploration Co., Ltd.	1,874,565
81,500	Japan Post Bank Co., Ltd.	791,874
83,100	JDC Corp.(1)	391,242
32,700	Kaga Electronics Co., Ltd.	497,467
91,000	Kanamoto Co., Ltd.	2,339,116
63,800	Kandenko Co., Ltd.	556,268
50,600	Kasai Kogyo Co., Ltd.	415,171
618,000	KDDI Corp.	16,124,542
49,400	Keihanshin Building Co., Ltd.	544,419
69,700	Keihin Corp.	967,411
66,800	Koa Corp.	804,126
33,000	Kokuyo Co., Ltd.	445,109
40,200	Kumagai Gumi Co., Ltd.	1,074,685
1,900	Kyodo Printing Co., Ltd.	49,403
31,200	Kyokuto Kaihatsu Kogyo Co., Ltd.	384,985
29,700	Makino Milling Machine Co., Ltd.	1,238,137
151,600	Marubeni Corp.	982,758
253,100	Mazda Motor Corp.	2,448,669
412,700	Mitsubishi Chemical Holdings Corp.	2,929,966
142,000	Mitsubishi Gas Chemical Co., Inc.	1,889,661
755,900	Mitsubishi UFJ Financial Group, Inc.	3,733,391
22,200	Mitsuboshi Belting Ltd.	407,009
328,000	Mitsui & Co., Ltd.	5,332,251
35,700	Mitsui Matsushima Holdings Co., Ltd.	424,567
43,200	Mitsui Sugar Co., Ltd.	921,587
42,100	Mixi, Inc.	795,433
2,327,500	Mizuho Financial Group, Inc.	3,303,468
35,400	Mizuno Corp.(1)	812,551
3,900	Murakami Corp.	84,762
105,800	Musashi Seimitsu Industry Co., Ltd.	1,384,373
65,700	Nagase & Co., Ltd.	957,202
2,600	Natoco Co., Ltd.	28,824
229,000	NHK Spring Co., Ltd.	1,795,753
4,000	Nichireki Co., Ltd.	40,075

Hartford Schroders International Multi-Cap Value Fund

  Schedule of Investments – (continued)

  July 31, 2019 (Unaudited)

10,868	Nichirin Co., Ltd.	$157,015
49,200	Nippo Corp.	937,326
61,200	Nippon Carbon Co., Ltd.(1)	2,348,239
22,400	Nippon Chemical Industrial Co., Ltd.	434,079
71,700	Nippon Electric Glass Co., Ltd.	1,603,451
733,800	Nippon Light Metal Holdings Co., Ltd.	1,341,448
31,900	Nippon Pillar Packing Co., Ltd.	307,676
15,000	Nippon Soda Co., Ltd.	377,274
298,200	Nippon Telegraph & Telephone Corp.	13,458,083
122,400	Nippon Thompson Co., Ltd.	560,551
104,600	Nishimatsu Construction Co., Ltd.	1,976,378
53,300	Nishio Rent All Co., Ltd.	1,490,033
13,500	Nisshin Oillio Group Ltd.	393,382
40,300	Nissin Kogyo Co., Ltd.	553,782
22,200	Nitta Corp.	612,129
168,900	NOK Corp.	2,479,644
12,400	Noritake Co. Ltd.	483,060
773,000	NTT DOCOMO, Inc.	18,534,514
62,700	Ohara, Inc.(1)	830,051
537,400	Oji Holdings Corp.	2,779,032
3,500	Okinawa Cellular Telephone Co.	116,967
11,300	OKUMA Corp.	587,495
46,700	Okumura Corp.	1,330,571
20,600	Okura Industrial Co., Ltd.	330,458
139,400	ORIX Corp.	1,989,507
65,000	Osaki Electric Co., Ltd.	390,498
2,800	Pack Corp.	84,554
36,000	Piolax, Inc.	645,502
198,500	Press Kogyo Co., Ltd.	897,059
25,300	Ryobi Ltd.	468,950
26,100	Ryosan Co., Ltd.	637,360
89,300	San-In Godo Bank Ltd.	539,421
2,000	Sanko Metal Industrial Co., Ltd.	44,766
369,900	Seino Holdings Co., Ltd.	4,607,341
29,200	Sekisui Jushi Corp.	556,208
13,500	Shibaura Mechatronics Corp.	382,906
35,600	Shiga Bank Ltd.	785,119
19,100	Shikoku Chemicals Corp.	200,397
10,200	Shindengen Electric Manufacturing Co., Ltd.	331,102
70,600	Shinnihon Corp.	554,984
177,100	Shinsei Bank Ltd.	2,675,090
413,200	Shizuoka Bank Ltd.	2,856,955
50,800	Shizuoka Gas Co., Ltd.	392,615
154,800	Showa Corp.	2,082,309
132,600	Showa Denko KK	3,557,298
44,500	Sinfonia Technology Co., Ltd.	510,048
81,600	Sinko Industries Ltd.	1,166,223
43,000	Sintokogio Ltd.	361,977
29,500	SK-Electronics Co., Ltd.	634,430
327,100	SKY Perfect JSAT Holdings, Inc.	1,290,661
131,600	Sumco Corp.	1,724,736
195,600	Sumitomo Corp.	2,902,442
5,200	Sumitomo Densetsu Co., Ltd.	92,182
360,000	Sumitomo Electric Industries Ltd.	4,454,254
25,100	Sumitomo Heavy Industries Ltd.	809,189
227,600	Sumitomo Metal Mining Co., Ltd.	6,464,749
365,700	Sumitomo Mitsui Construction Co., Ltd.	1,943,869
194,100	Sumitomo Mitsui Financial Group, Inc.	6,787,633
33,600	Sumitomo Seika Chemicals Co., Ltd.	1,049,586
32,900	Tachi-S Co., Ltd.	421,591
55,300	Tadano Ltd.	497,221
19,000	Taihei Dengyo Kaisha Ltd.	392,556
23,400	Takasago Thermal Engineering Co., Ltd.	361,255
24,200	Takeuchi Manufacturing Co., Ltd.	374,282
98,700	Tatsuta Electric Wire and Cable Co., Ltd.	435,584
55,000	Teijin Ltd.	951,537

Hartford Schroders International Multi-Cap Value Fund

  Schedule of Investments – (continued)

  July 31, 2019 (Unaudited)

14,900	TKC Corp.	$619,382
38,900	Toagosei Co., Ltd.	402,448
33,000	Tobishima Corp.	381,666
131,900	Tocalo Co., Ltd.	986,111
41,700	Tokai Rika Co., Ltd.	683,060
135,600	Tokyo Broadcasting System Holdings, Inc.	2,298,586
174,300	Tokyu Construction Co., Ltd.	1,192,192
183,900	Toppan Printing Co., Ltd.	2,989,086
74,800	Topre Corp.	1,122,080
25,000	Torii Pharmaceutical Co., Ltd.	598,056
36,100	Towa Bank Ltd.	239,196
105,600	Toyo Construction Co., Ltd.	415,643
38,200	Toyo Ink SC Holdings Co., Ltd.	834,626
22,200	Toyo Kanetsu KK	395,612
38,400	Toyo Tanso Co., Ltd.	737,381
46,200	Toyoda Gosei Co., Ltd.	849,654
163,600	Toyota Boshoku Corp.	2,296,644
44,400	TPR Co., Ltd.	768,922
82,300	Trend Micro, Inc.	3,588,438
75,800	TS Tech Co., Ltd.	2,086,714
34,400	Tsubakimoto Chain Co.	1,126,946
23,800	TV Asahi Holdings Corp.	390,418
20,200	Tv Tokyo Holdings Corp.	427,585
62,000	Ube Industries Ltd.	1,290,868
102,900	Unipres Corp.	1,675,281
148,200	Ushio, Inc.	1,890,792
3,100	Utoc Corp.	13,794
39,700	V Technology Co., Ltd.	1,867,548
92,000	Wakita & Co., Ltd.	921,821
54,600	West Holdings Corp.(1)	581,846
48,400	YAMABIKO Corp.	410,415
66,800	Yamaichi Electronics Co., Ltd.	721,895
25,800	Yamanashi Chuo Bank Ltd.	268,654
18,500	Yuasa Trading Co., Ltd.	521,416
54,500	Yurtec Corp.	361,643
282,300	Zeon Corp.	3,264,747

		343,560,159

	Luxembourg - 0.4%
65,597	APERAM S.A.	1,621,054
107,842	RTL Group S.A.	5,319,624
36,200	Ternium S.A. ADR	764,906

		7,705,584

	Malaysia - 0.7%
48,400	AFFIN Bank Bhd	23,648
885,300	Astro Malaysia Holdings Bhd	309,970
709,400	BerMaz Auto Bhd	438,379
1,777,100	Genting Bhd	2,951,189
4,401,700	Hibiscus Petroleum Bhd*	1,107,648
134,700	Hong Leong Financial Group Bhd	586,322
35,200	Lingkaran Trans Kota Holdings Bhd	39,213
2,474,800	Petronas Chemicals Group Bhd	4,485,162
365,700	Petronas Gas Bhd	1,423,308
1,311,000	RHB Bank Bhd	1,747,365

		13,112,204

	Mexico - 0.4%
415,800	Banco del Bajio S.A.(2)	781,317
260,200	Banco Santander Mexico S.A. Institucion de Banca Multiple Grupo Financiero Santand ADR	1,847,420
365,201	Bolsa Mexicana de Valores S.A.B. de C.V.	606,961
287,200	Concentradora Fibra Danhos S.A. de C.V. REIT	389,652
41,083	Grupo Aeroportuario del Pacifico S.A.B. de C.V. ADR	4,111,998
483,500	Grupo Financiero Inbursa S.A.B. de C.V.	592,146
81,400	Regional S.A.B. de C.V.(1)	389,208

Hartford Schroders International Multi-Cap Value Fund

  Schedule of Investments – (continued)

  July 31, 2019 (Unaudited)

50	Urbi Desarrollos Urbanos S.A.B. de C.V.*	$3

		8,718,705

	Monaco - 0.0%
138,900	Costamare, Inc.	837,567

	Netherlands - 3.2%
136,813	Aalberts N.V.	5,504,807
18,625	Aegon N.V.	91,783
413,270	ASR Nederland N.V.	15,529,248
464,270	ING Groep N.V.	5,151,421
55,864	Intertrust N.V.(2)	1,067,130
19,993	Koninklijke Volkerwessels N.V.	398,823
40,753	NIBC Holding N.V.(2)	361,564
237,473	NN Group N.V.	8,922,112
545,224	Royal Dutch Shell plc Class A	17,137,727
306,270	Royal Dutch Shell plc Class B	9,673,538

		63,838,153

	New Zealand - 0.0%
55,177	Freightways Ltd.	310,397
522,838	SKY Network Television Ltd.	435,149

		745,546

	Norway - 2.6%
157,462	Austevoll Seafood ASA	1,602,011
3,350,450	DNO ASA	5,603,887
962,686	Equinor ASA	17,261,237
90,264	Salmar ASA	4,169,180
88,431	SpareBank 1 SMN	973,576
762,195	Telenor ASA	15,444,325
276,432	TGS Nopec Geophysical Co. ASA	6,681,696

		51,735,912

	Poland - 0.4%
29,139	Asseco Poland S.A.	412,357
89,684	Grupa Lotos S.A.	2,014,506
433,393	PGE Polska Grupa Energetyczna S.A.*	991,087
343,693	Powszechny Zaklad Ubezpieczen S.A.	3,696,261
72,866	Warsaw Stock Exchange	729,872

		7,844,083

	Portugal - 0.9%
276,935	Altri SGPS S.A.	1,824,074
4,856,684	Banco Comercial Portugues S.A.	1,241,217
933,674	Galp Energia SGPS S.A.	14,535,535

		17,600,826

	Russia - 1.5%
336,999	Evraz plc	2,639,639
580,204	Gazprom PJSC ADR	4,240,944
98,972	Globaltrans Investment plc GDR	868,974
92,760	LUKOIL PJSC ADR	7,592,388
237,039	MMC Norilsk Nickel PJSC ADR	5,406,860
76,287	PhosAgro PJSC GDR	951,299
59,346	Severstal PJSC GDR	954,877
555,644	Surgutneftegas PJSC ADR	2,317,446
68,171	Tatneft PJSC ADR	4,730,804

		29,703,231

	Singapore - 1.6%
14,100	Boustead Projects Ltd.	10,159
31,600	China Yuchai International Ltd.	431,024
271,100	City Developments Ltd.	1,902,404
5,207,700	ComfortDelGro Corp. Ltd.	10,207,016
1,400,000	IGG, Inc.	1,330,131
173,100	Jardine Cycle & Carriage Ltd.	4,235,398
986,100	Singapore Exchange Ltd.	5,657,727
1,137,300	Singapore Telecommunications Ltd.	2,736,685

Hartford Schroders International Multi-Cap Value Fund

  Schedule of Investments – (continued)

  July 31, 2019 (Unaudited)

105,000	United Overseas Bank Ltd.	$2,000,538
543,600	UOL Group Ltd.	2,889,036
386,400	Yanlord Land Group Ltd.	362,669

		31,762,787

	South Africa - 1.9%
122,663	AECI Ltd.	795,305
113,183	African Rainbow Minerals Ltd.	1,394,234
10,524	Assore Ltd.	257,609
323,021	AVI Ltd.	1,953,158
318,237	Barloworld Ltd.	2,670,362
65,425	JSE Ltd.	585,524
121,785	Kumba Iron Ore Ltd.	4,008,011
1,765,710	Netcare Ltd.	2,058,845
190,390	Reunert Ltd.	865,424
1,074,205	RMB Holdings Ltd.	5,648,338
328,695	Standard Bank Group Ltd.	4,087,024
345,240	Tiger Brands Ltd.	5,364,503
200,209	Truworths International Ltd.	866,891
903,171	Vodacom Group Ltd.	7,382,603

		37,937,831

	South Korea - 4.5%
54,168	Aekyung Petrochemical Co., Ltd.	345,514
8,926	AK Holdings, Inc.	308,465
30,450	Asia Paper Manufacturing Co., Ltd.	840,277
80,121	BGF Co., Ltd.	418,541
83,884	BH Co., Ltd.*	1,285,203
33,811	Daelim Industrial Co., Ltd.	3,003,844
43,448	DB HiTek Co., Ltd.	482,350
166,435	DGB Financial Group, Inc.	1,056,821
3,760	Gravity Co., Ltd. ADR*	152,092
41,646	GS Engineering & Construction Corp.	1,186,138
6,878	GS Home Shopping, Inc.	972,605
214,481	Hana Financial Group, Inc.	6,277,880
18,238	Handsome Co., Ltd.	572,683
30,624	Hankook Technology Group Co., Ltd.	401,210
137,124	Hankook Tire & Technology Co., Ltd.	3,581,381
125,135	Hanwha Life Insurance Co., Ltd.	276,571
31,319	Hanyang Eng Co., Ltd.	301,240
50,146	HDC Holdings Co., Ltd.	526,000
53,520	Hyundai Construction Equipment Co., Ltd.	1,398,496
27,797	Hyundai Department Store Co., Ltd.	1,733,913
35,233	Hyundai Greenfood Co., Ltd.	368,085
8,761	Hyundai Home Shopping Network Corp.	690,898
33,533	Hyundai Mobis Co., Ltd.	6,785,463
30,973	INTOPS Co., Ltd.	388,027
144,422	KB Financial Group, Inc.	5,277,440
31,007	KC Co., Ltd.	333,831
44,474	KC Tech Co., Ltd.	560,893
10,462	KCC Corp.	2,144,919
29,278	Korea Autoglass Corp.	452,689
2,298	Korea Petrochemical Ind Co., Ltd.	232,020
31,466	Kortek Corp.	341,133
62,561	KT&G Corp.	5,080,157
19,446	LF Corp.	400,651
78,362	LG Corp.	4,682,777
13,305	Lotte Chemical Corp.	2,600,205
46,070	LOTTE Fine Chemical Co., Ltd.	1,883,366
150,677	Mirae Asset Life Insurance Co., Ltd.	506,029
126,926	Moorim P&P Co., Ltd.	461,844
5,530	NongShim Co., Ltd.	1,095,650
13,898	Orange Life Insurance Ltd.(2)	332,002
33,366	Orion Holdings Corp.	438,801
4,100	PSK Holdings, Inc.	27,166
36,315	Sammok S-Form Co., Ltd.	311,809
26,763	Samsung Card Co., Ltd.	821,145

Hartford Schroders International Multi-Cap Value Fund

  Schedule of Investments – (continued)

  July 31, 2019 (Unaudited)

272,332	Samsung Electronics Co., Ltd.	$10,314,494
6,216	Samsung Electronics Co., Ltd. GDR	5,957,015
244,969	Seohan Co., Ltd.	279,494
634,176	Seohee Construction Co., Ltd.	633,978
13,569	Shindaeyang Paper Co., Ltd.	786,528
145,265	Shinhan Financial Group Co., Ltd.	5,320,855
26,032	SK Hynix, Inc.	1,666,416
45,734	Soulbrain Co., Ltd.	2,501,700
304	Taekwang Industrial Co., Ltd.	318,878
93,560	Wonik Holdings Co., Ltd.*	291,503

		89,409,085

	Spain - 2.2%
119,821	Atresmedia Corp. de Medios de Comunicacion S.A.	466,870
665,056	Banco Bilbao Vizcaya Argentaria S.A.	3,386,272
100,643	Bolsas y Mercados Espanoles SHMSF S.A.	2,375,051
532,094	Mediaset Espana Comunicacion S.A.	3,123,661
966,463	Red Electrica Corp. S.A.	18,221,536
929,826	Repsol S.A.	14,747,791
312,774	Zardoya Otis S.A.	2,144,096

		44,465,277

	Sweden - 0.8%
220,945	Sandvik AB	3,390,532
539,919	SKF AB Class B	8,856,177
86,255	Swedish Match AB	3,290,977
111,733	Tethys Oil AB	942,094

		16,479,780

	Switzerland - 4.9%
88,458	Adecco Group AG	4,826,185
55,264	Alcon, Inc.*	3,200,317
14,718	Cembra Money Bank AG	1,418,470
320,053	Credit Suisse Group AG*	3,869,772
8,504	dormakaba Holding AG*	6,231,739
587,865	Ferrexpo plc	1,818,968
236,891	Novartis AG	21,722,626
99,992	Roche Holding AG	26,764,366
2,859	SGS S.A.	7,060,203
22,187	Swisscom AG	10,752,750
670,640	UBS Group AG*	7,485,572
4,707	Zurich Insurance Group AG	1,637,243

		96,788,211

	Taiwan - 4.3%
191,000	Anpec Electronics Corp.	384,745
605,000	Asia Cement Corp.	809,181
460,000	Catcher Technology Co., Ltd.	3,370,946
178,000	Chenbro Micom Co., Ltd.	364,074
281,000	Chia Chang Co., Ltd.	354,486
190,000	Chin-Poon Industrial Co., Ltd.	204,593
626,000	China Motor Corp.*	513,434
97,000	Cleanaway Co., Ltd.	495,079
4,697,000	Compal Electronics, Inc.	2,869,710
253,000	Coretronic Corp.	324,882
619,000	DA CIN Construction Co., Ltd.	390,040
285,780	Elite Advanced Laser Corp.	511,916
1,001,000	FIT Hon Teng Ltd.(2)	412,354
399,000	Formosa Sumco Technology Corp.	1,415,807
479,000	Fusheng Precision Co., Ltd.	2,812,190
1,133,000	Gamania Digital Entertainment Co., Ltd.	2,454,021
476,000	Globalwafers Co., Ltd.	5,050,533
1,667,000	Grand Pacific Petrochemical*	1,088,356
1,626,829	Hannstar Board Corp.	1,942,724
1,832,000	HannStar Display Corp.	388,819
426,000	Holtek Semiconductor, Inc.	951,780
397,000	Innodisk Corp.	1,605,200

Hartford Schroders International Multi-Cap Value Fund

  Schedule of Investments – (continued)

  July 31, 2019 (Unaudited)

1,201,000	Innolux Corp.	$	277,678
301,000	King’s Town Bank Co., Ltd.		307,488
361,000	Lite-On Semiconductor Corp.		365,368
58,500	Lumax International Corp. Ltd.		164,369
41,000	Machvision, Inc.		484,222
253,000	Mirle Automation Corp.		352,783
647,000	Mitac Holdings Corp.		670,246
1,218,000	Nichidenbo Corp.		1,922,400
450,000	Pharmally International Holding Co., Ltd.		3,364,635
321,000	Polytronics Technology Corp.		669,735
1,181,000	Radiant Opto-Electronics Corp.		4,641,077
1,063,000	Sigurd Microelectronics Corp.		988,309
1,041,000	Sino-American Silicon Products, Inc.		2,831,993
25,600	Sirtec International Co., Ltd.		29,033
332,000	Taiflex Scientific Co., Ltd.		512,780
354,000	Taiwan PCB Techvest Co., Ltd.		459,535
280,000	Taiwan Secom Co., Ltd.		781,592
768,000	Taiwan Semiconductor Co., Ltd.		1,218,879
454,200	Taiwan Semiconductor Manufacturing Co., Ltd. ADR		19,362,546
764,000	Taiwan Styrene Monomer		598,893
675,000	Teco Electric and Machinery Co., Ltd.		537,508
823,000	Test Research, Inc.		1,243,770
343,000	Thinking Electronic Industrial Co., Ltd.		866,552
778,000	TPK Holding Co., Ltd.*		1,375,964
825,000	Tripod Technology Corp.		2,742,504
49,500	TSC Auto ID Technology Co., Ltd.		405,037
10,588,000	United Microelectronics Corp.		4,701,035
1,740,000	Walsin Lihwa Corp.		834,320
125,000	Walsin Technology Corp.		695,524
1,143,000	Walton Advanced Engineering, Inc.		380,368
333,000	Yageo Corp.*		2,796,205
211,000	Zhen Ding Technology Holding Ltd.		767,604

			86,064,822

	Thailand - 1.6%
1,194,600	Bangkok Bank PCL NVDR		7,018,796
152,700	Kasikornbank PCL NVDR		852,369
267,000	Kiatnakin Bank PCL NVDR		631,462
3,402,100	Krung Thai Bank PCL NVDR		2,162,562
1,919,400	LPN Development PCL NVDR		451,175
1,335,100	PTT Exploration & Production PCL NVDR		5,837,145
6,569,700	PTT PCL NVDR		10,038,124
1,098,300	Thanachart Capital PCL NVDR		2,098,442
5,656,700	TTW PCL NVDR		2,483,026

			31,573,101

	Turkey - 1.2%
841,329	Akbank T.A.S.*		1,125,449
336,191	Aygaz AS		615,145
3,246,069	Dogan Sirketler Grubu Holding AS		754,484
4,983	EGE Endustri VE Ticaret AS		476,470
1,376,071	Emlak Konut Gayrimenkul Yatirim Ortakligi AS REIT		299,980
1,270,975	Enka Insaat ve Sanayi AS		1,387,225
1,098,475	Eregli Demir ve Celik Fabrikalari T.A.S.		1,459,080
499,019	Iskenderun Demir ve Celik AS		623,026
172,323	KOC Holding AS		576,998
600,733	Tekfen Holding AS		2,536,836
91,308	Tofas Turk Otomobil Fabrikasi AS		321,627
736,891	Trakya Cam Sanayii AS		365,057
3,085,737	Turkcell Iletisim Hizmetleri AS		7,190,861
781,766	Turkiye Garanti Bankasi AS*		1,374,996
451,430	Turkiye Halk Bankasi AS		485,125
891,857	Turkiye Is Bankasi AS Class C*		992,997
2,313,132	Turkiye Sinai Kalkinma Bankasi AS*		344,006
413,277	Turkiye Vakiflar Bankasi TAO Class D		374,665
64,339	Vestel Beyaz Esya Sanayi ve Ticaret AS		175,686

Hartford Schroders International Multi-Cap Value Fund

  Schedule of Investments – (continued)

  July 31, 2019 (Unaudited)

5,224,285	Yapi ve Kredi Bankasi AS*	$	2,543,100

			24,022,813

	United Kingdom - 11.0%
141,595	Anglo American plc		3,469,700
445,555	Ashmore Group plc		2,894,055
4,050,477	Aviva plc		19,886,286
225,707	Babcock International Group plc		1,300,692
4,138,700	Barclays plc		7,746,934
496,740	Barratt Developments plc		3,878,160
112,752	Bellway plc		4,064,209
231,264	BHP Group plc		5,514,149
141,181	Bovis Homes Group plc		1,803,441
214,231	Britvic plc		2,380,162
162,719	Card Factory plc		328,881
146,632	Close Brothers Group plc		2,367,387
684,618	Countryside Properties plc(2)		2,441,199
284,628	Crest Nicholson Holdings plc		1,265,713
105,908	Forterra plc(2)		359,981
1,134,078	GlaxoSmithKline plc		23,453,779
1,822,408	HSBC Holdings plc		14,629,760
894,273	IG Group Holdings plc		6,216,062
668,135	IMI plc		8,459,664
169,917	Imperial Brands plc		4,312,500
83,239	JPJ Group plc*		697,453
4,699,259	Legal & General Group plc		14,902,748
34,172	Medica Group plc		54,462
114,338	Micro Focus International plc		2,408,426
248,511	Morgan Advanced Materials plc		765,658
146,589	Next plc		10,790,351
32,281	PayPoint plc		372,156
169,347	Persimmon plc		4,131,827
304,484	Petrofac Ltd.		1,545,429
12,989	Rathbone Brothers plc		348,300
265,930	Redrow plc		1,809,635
229,536	Rio Tinto plc		12,962,232
3,344,656	Royal Bank of Scotland Group plc		8,811,647
852,352	Royal Mail plc		2,173,635
683,881	Smiths Group plc		13,600,878
288,231	Soco International plc		215,568
721,268	Standard Chartered plc		5,935,818
61,828	Subsea 7 S.A.		662,675
722,793	Tate & Lyle plc		6,619,746
1,086,147	Taylor Wimpey plc		2,128,126
407,099	TI Fluid Systems plc(2)		972,323
29,742	Ultra Electronics Holdings plc		705,199
250,369	Victrex plc		6,191,119
241,431	WPP plc		2,843,918

			218,422,043

	United States - 0.0%
393,300	Argonaut Gold, Inc.*		688,379

	Total Common Stocks (cost $1,999,058,285)	$	1,882,750,193

Preferred Stocks - 0.7%
	Brazil - 0.2%
83,700	Banco ABC Brasil S.A.		393,240
556,600	Banco do Estado do Rio Grande do Sul S.A. Class B, 4.34%		3,428,843
129,073	Cia de Saneamento do Parana		538,431

			4,360,514

	Germany - 0.5%
140,762	Porsche Automobil Holding SE		9,226,402

	Total Preferred Stocks (cost $12,836,549)	$	13,586,916

Hartford Schroders International Multi-Cap Value Fund

  Schedule of Investments – (continued)

  July 31, 2019 (Unaudited)

	Total Long-Term Investments (cost $2,011,894,834)		$	1,896,337,109

Short-Term Investments - 4.6%
	Other Investment Pools & Funds - 4.0%
80,570,914	Morgan Stanley Institutional Liquidity Funds Treasury Portfolio, Institutional Class, 1.99%(3)		$	80,570,914

	Securities Lending Collateral - 0.6%
540,402	Citibank NA DDCA, 2.37%, 8/1/2019(3)			540,402
6,129,983	Fidelity Investments Money Market Funds, Government Portfolio, Institutional Class, 2.23%(3)			6,129,983
901,152	Goldman Sachs Financial Square Funds, Government Fund, Institutional Class, 2.21%(3)			901,152
858,176	Invesco Government & Agency Portfolio, Institutional Class, 2.23%(3)			858,176
2,186,743	Morgan Stanley Institutional Liquidity Funds, Government Portfolio, Institutional Class, 2.25%(3)			2,186,743
191,581	Western Asset Institutional Government Class A Fund, Institutional Class, 2.19%(3)			191,581

				10,808,037

	Total Short-Term Investments (cost $91,378,951)		$	91,378,951

	Total Investments (cost $2,103,273,785)	99.7%	$	1,987,716,060
	Other Assets & Liabilities	0.3%		5,738,484

	Total Net Assets	100.0%	$	1,993,454,544

Note: Percentage of investments as shown is the ratio of the total market value to total net assets.

Prices of foreign equities that are principally traded on certain foreign markets will generally be adjusted daily pursuant to a fair value pricing service approved by the Board of Directors in order to reflect an adjustment for factors occurring after the close of certain foreign markets but before the close of the New York Stock Exchange.

Equity industry classifications used in this report are the Global Industry Classification Standard, which was developed by and is the exclusive property and service mark of MSCI, Inc. and Standard & Poor’s.

For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.

*	Non-income producing.
(1)	Represents entire or partial securities on loan. See Note 2 in the accompanying Notes to the Schedule of Investments for securities lending information.
(2)

Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions that are exempt from registration (typically only to qualified institutional buyers) or in a public offering registered under the Securities Act of 1933. At July 31, 2019, the aggregate value of these securities was $23,538,207, representing 1.2% of net assets.

(3)	Current yield as of period end.

Futures Contracts Outstanding at July 31, 2019
Description				Number of Contracts	Expiration Date	Current Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
Long position contracts:
MSCI EAFE Index Future				583	09/20/2019	$54,956,495	$(693,294)

Total futures contracts							$(693,294)

Foreign Currency Contracts Outstanding at July 31, 2019
Amount and Description of Currency to be Purchased		Amount and Description of Currency to be Sold		Counterparty	Settlement Date	Appreciation	Depreciation
14,166,772	USD	11,401,200	GBP	CBK	08/28/19	$281,603	$—

Hartford Schroders International Multi-Cap Value Fund

  Schedule of Investments – (continued)

  July 31, 2019 (Unaudited)

† For information regarding the Fund’s significant accounting policies, please refer to the Fund’s most recent shareholder report.

GLOSSARY: (abbreviations used in preceding Schedule of Investments)

Counterparty Abbreviations:
CBK	Citibank NA

Currency Abbreviations:
GBP	British Pound
USD	United States Dollar

Index Abbreviations:
EAFE	Europe, Australasia and Far East
MSCI	Morgan Stanley Capital International

Other Abbreviations:
ADR	American Depositary Receipt
DDCA	Dollars on Deposit in Custody Account
EM	Emerging Markets
GDR	Global Depositary Receipt
NVDR	Non-Voting Depositary Receipt
PJSC	Private Joint Stock Company
PT	Perseroan Terbatas
REIT	Real Estate Investment Trust

Hartford Schroders International Multi-Cap Value Fund

  Schedule of Investments

  July 31, 2019 (Unaudited)

Fair Valuation Summary

The following is a summary of the fair valuations according to the inputs used as of July 31, 2019 in valuing the Fund’s investments.

Description	Total	Level 1	Level 2	Level 3(1)
Assets
Common Stocks
Australia	$39,568,392	$246,091	$39,322,301	$—
Austria	23,973,041	404,591	23,568,450	—
Belgium	2,936,181	740,587	2,195,594	—
Brazil	22,774,462	22,774,462	—	—
Cambodia	1,503,134	—	1,503,134	—
Canada	98,715,366	98,715,366	—	—
Cayman Islands	2,667,493	—	2,667,493	—
Chile	13,963,656	13,963,656	—	—
China	103,662,806	791,023	102,871,783	—
Colombia	4,907,441	4,907,441	—	—
Czech Republic	2,344,028	744,683	1,599,345	—
Denmark	5,588,091	1,940,738	3,647,353	—
Finland	12,896,468	1,210,794	11,685,674	—
France	137,875,789	1,259,116	136,616,673	—
Georgia	1,109,521	1,109,521	—	—
Germany	29,015,757	5,659,516	23,356,241	—
Greece	2,115,872	—	2,115,872	—
Hong Kong	70,906,726	39,910	70,866,816	—
Hungary	2,742,562	—	2,742,562	—
India	8,298,044	8,298,044	—	—
Indonesia	5,928,545	—	5,928,545	—
Ireland	7,050,636	4,745,672	2,304,964	—
Isle of Man	2,348,319	—	2,348,319	—
Israel	14,094,015	4,510,592	9,583,423	—
Italy	42,747,749	3,728,825	39,018,924	—
Japan	343,560,159	16,435	343,543,724	—
Luxembourg	7,705,584	6,084,530	1,621,054	—
Malaysia	13,112,204	2,185,744	10,926,460	—
Mexico	8,718,705	8,718,705	—	—
Monaco	837,567	837,567	—	—
Netherlands	63,838,153	398,823	63,439,330	—
New Zealand	745,546	—	745,546	—
Norway	51,735,912	—	51,735,912	—
Poland	7,844,083	412,357	7,431,726	—
Portugal	17,600,826	1,824,074	15,776,752	—
Russia	29,703,231	10,849,660	18,853,571	—
Singapore	31,762,787	441,183	31,321,604	—
South Africa	37,937,831	12,491,885	25,445,946	—
South Korea	89,409,085	12,193,669	77,215,416	—
Spain	44,465,277	—	44,465,277	—
Sweden	16,479,780	—	16,479,780	—
Switzerland	96,788,211	—	96,788,211	—
Taiwan	86,064,822	23,508,773	62,556,049	—
Thailand	31,573,101	2,483,026	29,090,075	—
Turkey	24,022,813	344,006	23,678,807	—
United Kingdom	218,422,043	5,468,297	212,953,746	—
United States	688,379	688,379	—	—
Preferred Stocks	13,586,916	4,360,514	9,226,402	—
Short-Term Investments	91,378,951	91,378,951	—	—
Foreign Currency Contracts(2)	281,603	—	281,603	—

Total	$1,987,997,663	$360,477,206	$1,627,520,457	$—

Liabilities
Futures Contracts(2)	$(693,294)	$(693,294)	$—	$—

Total	$(693,294)	$(693,294)	$—	$—

(1) For the period ended July 31, 2019,there were no transfers in and out of Level 3.

(2) Derivative instruments (excluding purchased and written options, if applicable) are valued at the unrealized appreciation/(depreciation) on the investments.

Hartford Schroders International Stock Fund

  Schedule of Investments – (continued)

  July 31, 2019 (Unaudited)

Shares or Principal Amount		Market Value†
Common Stocks - 98.6%
	Austria - 1.4%
144,568	Erste Group Bank AG*	$5,188,937

	Brazil - 3.8%
647,706	B3 S.A. - Brasil Bolsa Balcao	7,160,432
330,968	Raia Drogasil S.A.	7,198,935

		14,359,367

	China - 6.5%
57,944	Alibaba Group Holding Ltd. ADR*	10,030,686
1,184,800	China Pacific Insurance Group Co., Ltd. Class H	5,053,738
204,700	Tencent Holdings Ltd.	9,537,580

		24,622,004

	Denmark - 1.4%
64,552	Vestas Wind Systems A/S	5,297,235

	France - 9.5%
57,761	EssilorLuxottica S.A.	7,818,892
101,563	Schneider Electric SE	8,762,457
222,997	Total S.A.	11,557,975
284,335	Vivendi S.A.	7,897,415

		36,036,739

	Germany - 12.8%
25,734	adidas AG	8,202,535
85,920	Bayerische Motoren Werke AG	6,356,434
29,229	Continental AG	4,007,426
273,075	GEA Group AG	6,777,732
344,438	Infineon Technologies AG	6,379,738
70,638	Knorr-Bremse AG	7,170,600
77,556	SAP SE	9,480,136

		48,374,601

	Hong Kong - 3.0%
1,105,600	AIA Group Ltd.	11,316,659

	India - 3.4%
174,182	HDFC Bank Ltd.	5,681,738
1,350,584	Zee Entertainment Enterprises Ltd.	7,070,657

		12,752,395

	Japan - 11.5%
179,100	Bridgestone Corp.	6,723,503
22,100	Nintendo Co., Ltd.	8,130,429
226,800	Recruit Holdings Co., Ltd.	7,680,009
428,700	Sekisui Chemical Co., Ltd.	6,336,629
19,800	SMC Corp.	7,174,771
216,900	Takeda Pharmaceutical Co., Ltd.	7,464,806

		43,510,147

	Luxembourg - 1.1%
324,284	Tenaris S.A.	4,062,947

	Netherlands - 3.4%
32,880	ASML Holding N.V.	7,326,462
116,322	Koninklijke Philips N.V.	5,456,741

		12,783,203

	New Zealand - 1.6%
141,788	Xero Ltd.*	6,241,797

	Norway - 3.2%
394,336	DNB ASA	7,054,907
1,484,258	Norsk Hydro ASA	5,048,391

		12,103,298

	Singapore - 1.9%
862,300	Oversea-Chinese Banking Corp. Ltd.	7,179,234

Hartford Schroders International Stock Fund

  Schedule of Investments – (continued)

  July 31, 2019 (Unaudited)

	South Korea - 2.7%
269,780	Samsung Electronics Co., Ltd.		$	10,217,838

	Spain - 1.5%
1,134,646	Banco Bilbao Vizcaya Argentaria S.A.			5,777,288

	Switzerland - 12.1%
95,585	Cie Financiere Richemont S.A.			8,190,988
18,093	Lonza Group AG*			6,197,822
122,127	Nestle S.A.			12,956,109
46,084	Roche Holding AG			12,335,077
26,819	Schindler Holding AG			6,182,629

				45,862,625

	Taiwan - 2.1%
976,000	Taiwan Semiconductor Manufacturing Co., Ltd.			8,025,698

	United Kingdom - 12.0%
297,870	BHP Group plc			7,102,271
195,133	Bunzl plc			5,086,072
208,121	Diageo plc			8,678,682
460,979	GlaxoSmithKline plc			9,533,471
6,464,377	Lloyds Banking Group plc			4,181,699
271,457	Ocado Group plc*			4,097,502
123,682	Whitbread plc			6,794,273

				45,473,970

	United States - 3.7%
3,587	Booking Holdings, Inc.*			6,767,270
53,156	Philip Morris International, Inc.			4,444,373
1,507,800	Samsonite International S.A.(1)			2,952,408

				14,164,051

	Total Common Stocks (cost $345,748,048)		$	373,350,033

Short-Term Investments - 1.2%
	Other Investment Pools & Funds - 1.2%
4,491,709	Morgan Stanley Institutional Liquidity Funds Treasury Portfolio, Institutional Class, 1.99%(2)			4,491,709

	Total Short-Term Investments (cost $4,491,709)		$	4,491,709

	Total Investments (cost $350,239,757)	99.8%	$	377,841,742
	Other Assets and Liabilities	0.2%		818,434

	Total Net Assets	100.0%	$	378,660,176

Note: Percentage of investments as shown is the ratio of the total market value to total net assets.

Prices of foreign equities that are principally traded on certain foreign markets will generally be adjusted daily pursuant to a fair value pricing service approved by the Board of Directors in order to reflect an adjustment for factors occurring after the close of certain foreign markets but before the close of the New York Stock Exchange.

Equity industry classifications used in this report are the Global Industry Classification Standard, which was developed by and is the exclusive property and service mark of MSCI, Inc. and Standard & Poor’s.

For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.

*	Non-income producing.
(1)

Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions that are exempt from registration (typically only to qualified institutional buyers) or in a public offering registered under the Securities Act of 1933. At July 31, 2019, the aggregate value of this security was $2,952,408, representing 0.8% of net assets.

(2)	Current yield as of period end.

† For information regarding the Fund’s significant accounting policies, please refer to the Fund’s most recent shareholder report.

Hartford Schroders International Stock Fund

  Schedule of Investments – (continued)

  July 31, 2019 (Unaudited)

GLOSSARY: (abbreviations used in preceding Schedule of Investments)

Other Abbreviations:
ADR	American Depositary Receipt

Hartford Schroders International Stock Fund

  Schedule of Investments

  July 31, 2019 (Unaudited)

Fair Valuation Summary

The following is a summary of the fair valuations according to the inputs used as of July 31, 2019 in valuing the Fund’s investments.

Description	Total	Level 1	Level 2	Level 3(1)

Assets
Common Stocks
Austria	$5,188,937	$—	$5,188,937	$—
Brazil	14,359,367	14,359,367	—	—
China	24,622,004	10,030,686	14,591,318	—
Denmark	5,297,235	—	5,297,235	—
France	36,036,739	—	36,036,739	—
Germany	48,374,601	13,527,034	34,847,567	—
Hong Kong	11,316,659	—	11,316,659	—
India	12,752,395	—	12,752,395	—
Japan	43,510,147	—	43,510,147	—
Luxembourg	4,062,947	—	4,062,947	—
Netherlands	12,783,203	—	12,783,203	—
New Zealand	6,241,797	—	6,241,797	—
Norway	12,103,298	—	12,103,298	—
Singapore	7,179,234	—	7,179,234	—
South Korea	10,217,838	—	10,217,838	—
Spain	5,777,288	—	5,777,288	—
Switzerland	45,862,625	—	45,862,625	—
Taiwan	8,025,698	—	8,025,698	—
United Kingdom	45,473,970	—	45,473,970	—
United States	14,164,051	11,211,643	2,952,408	—
Short-Term Investments	4,491,709	4,491,709	—	—

Total	$377,841,742	$53,620,439	$324,221,303	$—

(1) For the period ended July 31, 2019, there were no transfers in and out of Level 3.

Hartford Schroders Securitized Income Fund

  Schedule of Investments

  July 31, 2019 (Unaudited)

Shares or Principal Amount			Market Value†
Asset & Commercial Mortgage Backed Securities - 99.7%
		Asset-Backed - Automobile - 5.5%
		AmeriCredit Automobile Receivables Trust
$	330,150	1.98%, 12/20/2021	$329,628
	773,119	2.04%, 07/18/2022	771,573
	724,522	Hyundai Auto Receivables Trust 3.04%, 06/15/2021	726,643
		Santander Drive Auto Receivables Trust
	674,867	2.58%, 05/16/2022	674,711
	725,000	2.79%, 08/15/2022	725,943
	662,921	3.02%, 04/15/2021	663,407

			3,891,905

		Asset-Backed - Credit Card - 6.0%
	3,000,000	BA Credit Card Trust 1.84%, 01/17/2023	2,987,502
	766,000	Capital One Multi-Asset Execution Trust 2.05%, 08/15/2023	763,855
	500,000	Chase Issuance Trust 2.77%, 03/15/2023	504,750

			4,256,107

		Asset-Backed - Finance & Insurance - 12.6%
	1,000,000	BlueMountain CLO Ltd. 3.46%, 10/22/2030, 3 mo. USD LIBOR + 1.180%(1)(2)	998,187
	1,500,000	Carlyle Global Market Strategies CLO Ltd. 3.19%, 01/18/2029, 3 mo. USD LIBOR + 0.890%(1)(2)	1,490,436
	750,000	Preston Ridge Partners Mortgage Trust LLC 3.35%, 07/25/2024(1)(3)(4)	749,993
		Towd Point Mortgage Trust
	1,400,000	4.25%, 10/25/2058(1)(5)	1,435,910
	919,000	4.40%, 11/25/2058(1)(5)	947,125
	1,053,000	4.50%, 11/25/2058(1)(5)	1,093,205
	1,000,000	5.00%, 11/25/2058(1)(5)	1,035,002
	725,000	Treman Park CLO Ltd. 3.35%, 10/20/2028, 3 mo. USD LIBOR + 1.070%(1)(2)	725,626
	476,625	Triton Container Finance VI LLC 3.52%, 06/20/2042(1)	477,776

			8,953,260

		Asset-Backed - Home Equity - 10.1%
		CWHEQ Revolving Home Equity Loan Resuritization Trust
	1,007,994	2.47%, 07/15/2036, 1 mo. USD LIBOR + 0.140%(2)	976,441
	775,526	2.52%, 11/15/2035, 1 mo. USD LIBOR + 0.190%(1)(2)	718,690
	359,349	Home Equity Loan Trust 2.40%, 05/25/2036, 1 mo. USD LIBOR + 0.130%(2)	349,593
	1,265,476	Master Asset Backed Securities Trust 2.77%, 11/25/2035, 1 mo. USD LIBOR + 0.500%(2)	909,888
	922,369	Morgan Stanley Home Equity Loan Trust 2.55%, 02/25/2036, 1 mo. USD LIBOR + 0.280%(2)	924,690
	989,968	Nationstar Home Equity Loan Trust 2.52%, 04/25/2037, 1 mo. USD LIBOR + 0.250%(2)	988,932
	1,200,984	NovaStar Mortgage Funding Trust 2.59%, 05/25/2036, 1 mo. USD LIBOR + 0.320%(2)	1,185,236
	637,904	Option One Mortgage Loan Trust 5.86%, 01/25/2037(4)	638,151
	470,047	RASC Trust 2.52%, 08/25/2036, 1 mo. USD LIBOR + 0.250%(2)	466,758

			7,158,379

		Asset-Backed - Student Loan - 1.3%
GBP	763,490	Income Contingent Student Loan 2.05%, 07/24/2058(6)	919,805

		Commercial Mortgage - Backed Securities - 23.0%
$	990,000	Benchmark Mortgage Trust 4.23%, 01/15/2052	1,109,015

Hartford Schroders Securitized Income Fund

  Schedule of Investments – (continued)

  July 31, 2019 (Unaudited)

$	1,000,000	BF NYT Mortgage Trust 3.53%, 11/15/2035, 1 mo. USD LIBOR +1.200%(1)(2)	$1,005,000
		BX Commercial Mortgage Trust
	812,124	4.03%, 11/15/2035, 1 mo. USD LIBOR + 1.170%(1)(2)	816,196
	648,000	4.28%, 03/15/2037, 1 mo. USD LIBOR + 1.951%(1)(2)	650,427
	1,015,000	BX Trust 4.10%, 05/15/2030, 1 mo. USD LIBOR + 1.770%(1)(2)	1,018,804
	1,000,000	CAMB Commercial Mortgage Trust 4.88%, 12/15/2037, 1 mo. USD LIBOR + 2.550%(1)(2)	1,011,259
		Citigroup Commercial Mortgage Trust
	500,000	3.48%, 12/15/2036, 1 mo. USD LIBOR + 1.150%(1)(2)	499,995
	1,000,000	3.52%, 05/10/2035(1)(5)	1,008,162
	500,000	5.13%, 12/15/2036, 1 mo. USD LIBOR + 2.800%(1)(2)	502,500
		COMM Mortgage Trust
	280,000	4.33%, 06/15/2034, 1 mo. USD LIBOR + 2.000%(1)(2)	280,947
	252,000	4.72%, 06/15/2034, 1 mo. USD LIBOR + 2.394%(1)(2)	251,470
		Core Trust
	1,000,000	3.21%, 12/15/2031, 1 mo. USD LIBOR + 0.880%(1)(2)	1,002,507
	835,000	4.23%, 12/15/2031, 1 mo. USD LIBOR + 1.900%(1)(2)	838,665
	897,000	Credit Suisse Mortgage Capital Certificates 4.48%, 05/15/2036, 1 mo. USD LIBOR + 2.150%(1)(2)	902,610
	1,000,000	GS Mortgage Securities Corp. Trust 3.28%, 07/15/2035, 1 mo. USD LIBOR + 0.950%(1)(2)	1,001,247
	1,000,000	HPLY Trust 4.68%, 11/15/2036, 1 mo. USD LIBOR + 2.350%(1)(2)	1,007,517
		Morgan Stanley Capital Trust
	1,000,000	3.23%, 07/15/2035, 1 mo. USD LIBOR + 0.900%(1)(2)	999,997
	782,000	3.33%, 05/15/2036, 1 mo. USD LIBOR + 1.000%(1)(2)	781,842
	250,000	4.88%, 07/15/2035, 1 mo. USD LIBOR + 2.550%(1)(2)	252,190
	1,413,000	MSSG Trust 3.87%, 09/13/2039(1)	1,442,825

			16,383,175

		Other ABS - 28.1%
	1,344,085	American Home Mortgage Investment Trust 2.75%, 02/25/2032, 1 mo. USD LIBOR + 0.480%(1)(2)	1,297,955
	1,000,000	BlueMountain CLO Ltd. 3.51%, 01/20/2029, 3 mo. USD LIBOR + 1.230%(1)(2)	1,000,642
	2,000,000	Capital One Multi-Asset Execution Trust 2.43%, 01/15/2025	2,015,862
	1,750,000	CBAM Ltd. 3.24%, 07/15/2031, 3 mo. USD LIBOR + 0.940%(1)(2)	1,748,330
	1,500,000	CIFC Funding Ltd. 3.08%, 01/20/2028, 3 mo. USD LIBOR + 0.800%(1)(2)	1,493,450
	929,628	CWABS Revolving Home Equity Loan Trust 2.63%, 02/15/2034, 1 mo. USD LIBOR + 0.300%(2)	922,929
	998,654	CWHEQ Revolving Home Equity Loan Trust 2.47%, 01/15/2037, 1 mo. USD LIBOR + 0.140%(2)	957,030
	916,937	HSI Asset Securitization Corp. Trust 2.46%, 02/25/2036, 1 mo. USD LIBOR + 0.190%(2)	916,979
		LCM XIII L.P.
	3,000,000	3.33%, 07/19/2027, 3 mo. USD LIBOR + 1.140%(1)(2)(3)	3,000,000
	3,000,000	3.71%, 07/19/2027, 3 mo. USD LIBOR + 1.410%(1)(2)	2,990,820
	1,000,000	LCM XXIII Ltd. 3.68%, 10/20/2029, 3 mo. USD LIBOR + 1.400%(1)(2)	1,000,975
	1,605,000	MP CLO VIII Ltd. 3.17%, 10/28/2027, 3 mo. USD LIBOR + 0.910%(1)(2)	1,601,589
	486,163	Preston Ridge Partners Mortgage Trust LLC 3.97%, 04/25/2024(1)(4)	491,679
	524,910	Zais CLO Ltd. 3.48%, 07/25/2026, 3 mo. USD LIBOR + 1.200%(1)(2)	525,044

			19,963,284

		Whole Loan Collateral CMO - 13.1%
		Alba plc
GBP	195,980	0.96%, 12/15/2038, 3 mo. GBP LIBOR + 0.170%(2)(6)	224,562
	356,488	0.96%, 03/17/2039, 3 mo. GBP LIBOR + 0.170%(2)(6)	409,127

Hartford Schroders Securitized Income Fund

  Schedule of Investments – (continued)

  July 31, 2019 (Unaudited)

	1,400,000	Dukinfield II plc 4.53%, 12/20/2052, 3 mo. GBP LIBOR + 3.750%(2)(6)	$1,691,430
		Fannie Mae Connecticut Avenue Securities
$	244,606	5.27%, 07/25/2024, 1 mo. USD LIBOR + 3.000%(2)	258,686
	1,264,757	7.17%, 11/25/2024, 1 mo. USD LIBOR + 4.900%(2)	1,401,008
	483,216	IndyMac INDX Mortgage Loan Trust 2.83%, 03/25/2035, 1 mo. USD LIBOR + 0.560%(2)	473,447
GBP	539,700	Landmark Mortgage Securities No. 2 plc 0.99%, 06/17/2039, 3 mo. GBP LIBOR + 0.200%(2)(6)	613,010
	981,708	Newgate Funding plc 1.79%, 12/15/2050, 3 mo. GBP LIBOR + 1.000%(2)(6)	1,151,805
$	683,000	Oaktown Re III Ltd. 3.67%, 07/25/2029, 1 mo. USD LIBOR + 1.400%(1)(2)	683,083
GBP	596,800	Paragon Mortgages No. 10 plc 1.11%, 06/15/2041, 3 mo. GBP LIBOR + 0.320%(2)(6)	699,871
$	510,000	Park Place Securities, Inc. Asset-Backed Pass-Through 3.39%, 03/25/2035, 1 mo. USD LIBOR + 1.125%(2)	510,571
	172,569	Structured Asset Investment Loan Trust 3.00%, 03/25/2035, 1 mo. USD LIBOR + 0.735%(2)	172,807
	1,043,654	Structured Asset Securities Corp. Mortgage Loan Trust 2.48%, 11/25/2035, 1 mo. USD LIBOR + 0.210%(2)	1,038,604

			9,328,011

		Total Asset & Commercial Mortgage Backed Securities (cost $71,220,946)	$70,853,926

Corporate Bonds - 2.0%
		Insurance - 2.0%
	1,419,387	Ambac LSNI LLC 7.32%, 02/12/2023, 3 mo. USD LIBOR + 5.000%(1)(2)	1,442,452

		Total Corporate Bonds (cost $1,422,753)	$1,442,452

U.S. Government Agencies - 5.5%
		Mortgage-Backed Agencies - 5.5%
		FHLMC - 5.5%
$	1,000,000	4.77%, 03/25/2030, 1 mo. USD LIBOR + 2.500%(2)	$1,023,029
	500,000	5.87%, 04/25/2024, 1 mo. USD LIBOR + 3.600%(2)	533,617
	507,851	6.27%, 08/25/2024, 1 mo. USD LIBOR + 4.000%(2)	543,120
	665,821	6.42%, 01/25/2025, 1 mo. USD LIBOR + 4.150%(2)	695,966
	340,000	6.77%, 02/25/2024, 1 mo. USD LIBOR + 4.500%(2)	375,485
	638,000	6.97%, 04/25/2028, 1 mo. USD LIBOR + 4.700%(2)	711,534

			3,882,751

		Total U.S. Government Agencies (cost $3,896,052)	$3,882,751

		Total Long-Term Investments (cost $76,539,751)	$76,179,129

Short-Term Investments - 4.1%
		Other Investment Pools & Funds - 4.1%
	2,885,605	Morgan Stanley Institutional Liquidity Funds Treasury Portfolio, Institutional Class, 1.99%(7)	2,885,605

		Total Short-Term Investments (cost $2,885,605)	$2,885,605

Hartford Schroders Securitized Income Fund

  Schedule of Investments – (continued)

  July 31, 2019 (Unaudited)

Total Investments (cost $79,425,356)	111.3%	$	79,064,734
Other Assets and Liabilities	(11.3)%		(8,016,885)

Total Net Assets	100.0%	$	71,047,849

Note: Percentage of investments as shown is the ratio of the total market value to total net assets.

The Fund may refer to any one or more of the industry classifications used by one or more widely recognized market indices, ratings group and/or as defined by Fund management. Industry classifications may not be identical across all security types.

For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.

(1)

Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions that are exempt from registration (typically only to qualified institutional buyers) or in a public offering registered under the Securities Act of 1933. At July 31, 2019, the aggregate value of these securities was $42,222,129, representing 59.4% of net assets.

(2)	Variable rate securities; the rate reported is the coupon rate in effect at July 31, 2019.
(3)	This security, or a portion of this security, was purchased on a when-issued, delayed-delivery or delayed-draw basis. The cost of these securities was $3,749,993 at July 31, 2019.
(4)	Security is a “step-up” bond where coupon increases or steps up at a predetermined date. Rate shown is current coupon rate.
(5)

Variable or floating rate security, which interest rate adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. Rate shown is the rate in effect as of period end.

(6)

Security is exempt from registration under Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933. At July 31, 2019, the aggregate value of these securities was $5,709,610, representing 8.0% of net assets.

(7)	Current yield as of period end.

	Reverse Repurchase Agreements Outstanding at July 31, 2019
Counterparty	Interest Rate	Settlement Date	Maturity Date	Principal Amount		Value	Value Including Accrued Interest
JP Morgan Chase Bank	2.772%	07/19/19	08/16/19	USD	(3,595,000)	$(3,595,000)	$(3,598,598)
JP Morgan Chase Bank	2.980%	07/05/19	08/02/19	USD	(319,000)	(319,000)	(319,713)
JP Morgan Chase Bank	1.295%	07/30/19	10/30/19	GBP	(653,010)	(794,126)	(794,183)

Total						$(4,708,126)	$(4,712,494)

Futures Contracts Outstanding at July 31, 2019
Description	Number of Contracts	Expiration Date	Current Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
Long position contracts:
U.S. Treasury 5-Year Note Future	12	09/30/2019	$1,410,656	$(7,333)

Short position contracts:
British Pound Future	65	09/16/2019	$4,951,375	$220,619
U.S. Treasury 10-Year Note Future	4	09/19/2019	509,687	305

Total				$220,924

Total futures contracts				$213,591

† For information regarding the Fund’s significant accounting policies, please refer to the Fund’s most recent shareholder report.

GLOSSARY: (abbreviations used in preceding Schedule of Investments)

Currency Abbreviations:
GBP	British Pound
USD	United States Dollar

Hartford Schroders Securitized Income Fund

  Schedule of Investments – (continued)

  July 31, 2019 (Unaudited)

Other Abbreviations:
CLO	Collateralized Loan Obligation
CMO	Collateralized Mortgage Obligation
FHLMC	Federal Home Loan Mortgage Corp.
LIBOR	London Interbank Offered Rate

Hartford Schroders Securitized Income Fund

  Schedule of Investments

  July 31, 2019 (Unaudited)

Fair Valuation Summary

The following is a summary of the fair valuations according to the inputs used as of July 31, 2019 in valuing the Fund’s investments.

Description	Total	Level 1	Level 2	Level 3(1)

Assets
Asset & Commercial Mortgage Backed Securities	$70,853,926	$—	$70,853,926	$—
Corporate Bonds	1,442,452	—	1,442,452	—
U.S. Government Agencies	3,882,751	—	3,882,751	—
Short-Term Investments	2,885,605	2,885,605	—	—
Futures Contracts(2)	220,924	220,924	—	—

Total	$79,285,658	$3,106,529	$76,179,129	$—

Liabilities
Futures Contracts(2)	$(7,333)	$(7,333)	$—	$—
Reverse Repurchase Agreements	(4,708,126)	—	(4,708,126)	—

Total	$(4,715,459)	$(7,333)	$(4,708,126)	$—

(1) For the period ended July 31, 2019, there were no transfers in and out of Level 3.

(2) Derivative instruments (excluding purchased and written options, if applicable) are valued at the unrealized appreciation/(depreciation) on the investments.

Hartford Schroders Tax-Aware Bond Fund

  Schedule of Investments

  July 31, 2019 (Unaudited)

Shares or Principal Amount		Market Value†
Corporate Bonds - 16.2%
	Agriculture - 0.3%
$ 941,000	Altria Group, Inc. 3.80%, 02/14/2024	$979,627

	Commercial Banks - 10.5%
2,430,000	Bank of Nova Scotia 2.38%, 01/18/2023	2,431,803
4,184,000	Canadian Imperial Bank of Commerce 2.61%, 07/22/2023, (2.61% fixed rate until 07/22/2022; 3 mo. USD LIBOR + 0.785% thereafter)(1)	4,181,599
8,000	Citigroup, Inc. 6.88%, 06/01/2025	9,560
1,159,000	Fifth Third Bancorp 3.65%, 01/25/2024	1,212,994
2,100,000	HSBC Holdings plc 3.97%, 05/22/2030, (3.97% fixed rate until 05/22/2029; 3 mo. USD LIBOR + 1.610% thereafter)(1)	2,197,196
2,655,000	PNC Financial Services Group, Inc. 3.50%, 01/23/2024	2,778,409
1,265,000	Regions Financial Corp. 3.80%, 08/14/2023	1,325,012
4,570,000	Royal Bank of Canada 2.80%, 04/29/2022	4,619,795
1,892,000	Royal Bank of Scotland Group plc 4.45%, 05/08/2030, (4.45% fixed rate until 05/08/2029; 3 mo. USD LIBOR + 1.871% thereafter)(1)	1,954,484
2,755,000	SunTrust Bank 2.80%, 05/17/2022	2,782,981
5,162,000	Toronto-Dominion Bank 2.65%, 06/12/2024	5,202,739
1,934,000	Wells Fargo & Co. 3.75%, 01/24/2024	2,026,400

		30,722,972

	Healthcare-Services - 0.8%
2,320,000	UnitedHealth Group, Inc. 2.38%, 08/15/2024	2,319,387

	Pharmaceuticals - 1.3%
3,550,000	Bristol-Myers Squibb Co. 2.90%, 07/26/2024(2)	3,630,218

	Real Estate Investment Trusts - 2.0%
2,644,000	Boston Properties L.P. 3.40%, 06/21/2029	2,716,576
1,415,000	ERP Operating L.P. 3.00%, 07/01/2029	1,435,199
1,740,000	Ventas Realty L.P. 2.65%, 01/15/2025	1,725,566

		5,877,341

	Retail - 1.3%
1,540,000	Home Depot, Inc. 2.95%, 06/15/2029	1,574,895
2,136,000	Walmart, Inc. 2.85%, 07/08/2024	2,196,360

		3,771,255

	Total Corporate Bonds (cost $46,295,441)	$47,300,800

Municipal Bonds - 60.9%
	Arizona - 0.5%
	City of Phoenix, AZ, Civic Improvement Corp.
350,000	5.00%, 07/01/2026	433,885
350,000	5.00%, 07/01/2027	442,592

Hartford Schroders Tax-Aware Bond Fund

  Schedule of Investments – (continued)

  July 31, 2019 (Unaudited)

$ 460,000	5.00%, 07/01/2028	$578,409

		1,454,886

	California - 2.3%
20,000	East Side, CA, Union High School Dist, GO 5.25%, 02/01/2024	23,666
1,000,000	Merced, CA, Union High School Dist, GO 0.00%, 08/01/2034(3)	679,950
4,675,000	Moreno Valley, CA, Unified School Dist, GO 0.00%, 08/01/2025(3)	4,185,902
200,000	North Orange County, CA, Community College Dist, GO 0.00%, 08/01/2028(3)	168,592
300,000	Rialto, CA, Unified School Dist, GO 0.00%, 08/01/2029(3)	242,724
	Southern California Metropolitan Water Dist
1,400,000	1.00%, 07/01/2035(4)	1,400,000
55,000	5.75%, 07/01/2021	56,517

		6,757,351

	Connecticut - 1.1%
2,940,000	Connecticut Housing Finance Auth 4.25%, 05/15/2042	3,225,592

	District of Columbia - 1.0%
1,910,000	Dist of Columbia Housing Finance Agency 2.00%, 09/01/2021(4)	1,922,453
230,000	Dist of Columbia Water & Sewer Auth 5.00%, 10/01/2044	259,245
600,000	Dist of Columbia, GO 5.00%, 06/01/2032	732,618

		2,914,316

	Florida - 2.9%
1,025,000	Florida Housing Finance Corp. 4.00%, 07/01/2049	1,115,302
3,485,000	JEA Water & Sewer System Rev 1.42%, 10/01/2038(4)	3,485,000
1,930,000	JEA, FL, Electric System Rev 1.43%, 10/01/2036(4)	1,930,000
1,840,000	Miami-Dade County, FL, Transit System 5.00%, 07/01/2042	1,999,289

		8,529,591

	Georgia - 1.6%
	Georgia Municipal Association, Inc.
50,000	5.00%, 12/01/2026	61,724
35,000	5.00%, 12/01/2027	43,988
25,000	5.00%, 12/01/2028	31,283
80,000	5.00%, 12/01/2029	99,571
55,000	5.00%, 12/01/2030	68,021
55,000	5.00%, 12/01/2032	67,206
35,000	5.00%, 12/01/2033	42,655
55,000	5.00%, 12/01/2034	66,684
3,945,000	Main Street, GA, Natural Gas, Inc. 4.00%, 08/01/2048(4)	4,323,641

		4,804,773

	Illinois - 6.1%
	Champaign County, IL, Community Unit School Dist No. 4
235,000	5.00%, 01/01/2027	280,303
475,000	5.00%, 01/01/2029	563,127
695,000	Chicago, IL, Metropolitan Water Reclamation Dist, GO 5.25%, 12/01/2032	909,227
1,145,000	Chicago, IL, Transit Auth 5.00%, 06/01/2025	1,344,883
1,715,000	Illinois Housing Dev Auth 4.50%, 10/01/2048	1,899,054

Hartford Schroders Tax-Aware Bond Fund

  Schedule of Investments – (continued)

  July 31, 2019 (Unaudited)

$ 8,565,000	Illinois State Toll Highway Auth 1.45%, 01/01/2031(4) $	8,565,000
	Metropolitan Pier & Exposition Auth, IL
80,000	0.00%, 06/15/2020(3)	78,777
90,000	0.00%, 06/15/2028(3)	70,940
330,000	5.00%, 06/15/2050	339,504
1,350,000	Railsplitter, IL, Tobacco Settlement Auth 5.00%, 06/01/2022	1,480,801
2,110,000	State of Illinois, GO 5.00%, 11/01/2028	2,383,540

		17,915,156

	Indiana - 0.4%
1,070,000	Indiana Housing & Community Dev Auth 4.00%, 07/01/2048	1,162,255

	Iowa - 0.3%
855,000	Iowa Finance Auth 4.00%, 07/01/2048	930,291

	Kentucky - 3.2%
6,080,000	Kentucky Public Energy Auth 4.00%, 12/01/2049(4)	6,731,715
	Kentucky State Property & Building Commission
660,000	5.00%, 05/01/2024	764,399
1,175,000	5.00%, 08/01/2024	1,367,395
445,000	5.00%, 05/01/2025	525,518

		9,389,027

	Louisiana - 0.2%
415,000	Louisiana Housing Corp. 4.50%, 12/01/2047	459,936

	Maine - 0.8%
2,135,000	Maine State Housing Auth 4.00%, 11/15/2048	2,323,798

	Maryland - 3.7%
2,150,000	Maryland Community Dev Administration 4.50%, 09/01/2048	2,384,758
8,350,000	Maryland Health & Higher Educational Facs Auth 1.35%, 07/01/2034(4)	8,350,000

		10,734,758

	Massachusetts - 8.1%
	Commonwealth of Massachusetts, GO
1,685,000	5.00%, 01/01/2035	2,076,206
250,000	5.25%, 09/01/2024	300,503
	Massachusetts Educational Financing Auth
665,000	3.17%, 07/01/2025	689,904
510,000	3.27%, 07/01/2026	534,097
560,000	3.38%, 07/01/2027	590,279
615,000	3.46%, 07/01/2028	651,064
490,000	3.51%, 07/01/2029	518,739
8,575,000	Massachusetts Health & Educational Facs Auth 1.37%, 07/01/2027(4)	8,575,000
1,360,000	Massachusetts Water Resource. Auth 1.43%, 08/01/2037(4)	1,360,000
8,330,000	University of Massachusetts Building Auth 1.35%, 05/01/2038(4)	8,330,000

		23,625,792

	Michigan - 0.4%
	Southgate, MI, Community School Dist, GO
255,000	5.00%, 05/01/2024	297,628
350,000	5.00%, 05/01/2025	416,924
320,000	State of Michigan Rev 5.00%, 03/15/2027	399,091

		1,113,643

Hartford Schroders Tax-Aware Bond Fund

  Schedule of Investments – (continued)

  July 31, 2019 (Unaudited)

	Minnesota - 0.5%
$ 1,355,000	St. Paul, MN, Housing & Redevelopment Auth 1.25%, 08/01/2020(4)	$1,355,000

	Missouri - 1.5%
	Missouri Housing Dev Commission
2,170,000	4.25%, 05/01/2049	2,393,293
1,880,000	4.75%, 05/01/2049	2,112,725

		4,506,018

	Nebraska - 0.5%
1,410,000	Nebraska Investment Finance Auth Rev 4.00%, 09/01/2048	1,531,119

	Nevada - 0.9%
975,000	Clark County, NV, Airport Rev 1.45%, 07/01/2040(4)	975,000
1,525,000	Nevada Housing Division 4.00%, 10/01/2049	1,687,092

		2,662,092

	New Jersey - 2.6%
1,430,000	Garden State, NJ, Preservation Trust 5.75%, 11/01/2028	1,818,059
	New Jersey Economic Dev Auth
70,000	5.00%, 03/01/2026	76,815
285,000	5.00%, 06/15/2027	338,147
565,000	5.00%, 06/15/2028	667,926
	New Jersey Transportation Trust Fund Auth
405,000	5.00%, 06/15/2024	469,136
1,330,000	5.00%, 12/15/2028	1,615,006
685,000	5.50%, 12/15/2022	777,358
	New Jersey Turnpike Auth
110,000	5.00%, 01/01/2023	123,978
605,000	5.00%, 01/01/2029	765,652
740,000	Tobacco Settlement Financing Corp., NJ 5.00%, 06/01/2029	897,834

		7,549,911

	New Mexico - 0.4%
1,135,000	New Mexico Mortgage Finance Auth 4.00%, 01/01/2049	1,237,264

	New York - 1.7%
5,005,000	City of New York, NY 1.44%, 04/01/2042(4)	5,005,000

	North Carolina - 0.3%
925,000	Charlotte, NC, Water & Sewer System Rev 1.39%, 07/01/2036(4)	925,000

	North Dakota - 1.2%
3,270,000	North Dakota Housing Finance Agency 4.00%, 01/01/2050	3,649,385

	Ohio - 1.7%
1,880,000	Ohio Housing Finance Agency 4.50%, 09/01/2048	2,085,747
	Ohio State University
5,000	5.00%, 12/01/2021	5,444
5,000	5.00%, 12/01/2030	6,724
5,000	5.00%, 12/01/2031	6,782
	Ohio Turnpike & Infrastructure Commission
1,680,000	0.00%, 02/15/2038(3)	985,942
1,395,000	0.00%, 02/15/2041(3)	719,527
965,000	State of Ohio, GO 5.00%, 08/01/2027	1,223,176

		5,033,342

Hartford Schroders Tax-Aware Bond Fund

  Schedule of Investments – (continued)

  July 31, 2019 (Unaudited)

	Pennsylvania - 1.9%
$ 635,000	Commonwealth Finance Auth, PA 5.00%, 06/01/2032	$773,494
1,295,000	Geisinger, PA, Health System Auth 5.00%, 02/15/2032	1,555,852
	Pennsylvania Turnpike Commission Rev
240,000	5.00%, 12/01/2026	294,970
705,000	5.00%, 12/01/2027	882,942
445,000	5.00%, 12/01/2028	550,990
1,250,000	Pittsburgh, PA, Housing Auth 1.40%, 10/01/2021(4)	1,249,862
	Reading, PA, School Dist, GO
70,000	5.00%, 03/01/2025	82,202
55,000	5.00%, 03/01/2026	65,954
50,000	5.00%, 03/01/2027	61,070

		5,517,336

	Rhode Island - 0.8%
2,270,000	Rhode Island Housing & Mortgage Finance Corp. 4.00%, 10/01/2048	2,470,146

	South Carolina - 2.5%
6,375,000	Patriots Energy Group Financing Agency, SC 4.00%, 10/01/2048(4)	7,004,467
185,000	Tobacco Settlement Revenue Mgmt. Auth, SC 6.38%, 05/15/2030	261,703

		7,266,170

	Tennessee - 1.3%
2,010,000	Knoxville’s Community Dev Corp., TN 1.20%, 02/01/2020	2,009,196
1,525,000	Tennessee Housing Dev Agency 4.50%, 07/01/2049	1,688,663

		3,697,859

	Texas - 4.0%
2,375,000	Arlington, TX, Higher Education Finance Corp. 5.00%, 12/01/2047	2,782,122
705,000	Bexar County, TX, Hospital Dist, GO 5.00%, 02/15/2030	885,240
210,000	Dallas, TX, Area Rapid Transit Sales Tax Rev 5.25%, 12/01/2030	284,678
	Harris County, TX, Cultural Education Facs Finance Corp.
430,000	5.00%, 11/15/2027	538,829
450,000	5.00%, 11/15/2028	560,691
430,000	5.00%, 11/15/2029	532,202
45,000	Harris County, TX, Flood Control Dist 5.00%, 10/01/2024	46,984
100,000	North East Texas Independent School Dist 5.25%, 02/01/2027	126,341
	Texas Department of Housing & Community Affairs
1,310,000	4.00%, 03/01/2050	1,462,288
1,135,000	4.75%, 03/01/2049	1,263,913
680,000	Texas State Affordable Housing Corp. 1.90%, 12/01/2020(4)	680,218
880,000	University of Texas 5.00%, 05/15/2035	1,066,762
450,000	University of Texas System 5.00%, 08/15/2027	569,691
340,000	5.00%, 08/15/2028	430,032
480,000	University of Texas, Permanent University Fund 5.25%, 07/01/2028	629,496

		11,859,487

	Virginia - 3.9%
2,355,000	Virginia Public Building Auth 5.00%, 08/01/2029	2,967,818

Hartford Schroders Tax-Aware Bond Fund

  Schedule of Investments – (continued)

  July 31, 2019 (Unaudited)

$ 8,505,000	Virginia Small Business Financing Auth 1.42%, 07/01/2042(4)	$8,505,000

		11,472,818

	Washington - 1.2%
3,150,000	Washington State Housing Finance Commission 4.00%, 12/01/2048	3,429,090

	West Virginia - 0.2%
360,000	West Virginia Commissioner of Highways 5.00%, 09/01/2026	444,629

	Wisconsin - 0.6%
	Wisconsin Health & Educational Facs Auth
825,000	5.00%, 04/01/2032	992,706
650,000	5.00%, 04/01/2033	778,791

		1,771,497

	Wyoming - 0.6%
1,500,000	Wyoming Community Dev Auth 4.00%, 06/01/2043	1,626,975

	Total Municipal Bonds (cost $171,080,493)	$178,351,303

	U.S. Government Agencies - 12.9%
	FHLMC - 2.7%
$ 3,409,424	3.50%, 01/01/2047	$3,570,903
4,108,848	3.50%, 03/01/2048	4,233,694

		7,804,597

	FNMA - 5.6%
$ 4,093,404	3.50%, 11/01/2047	$4,220,138
4,040,287	3.50%, 12/01/2047	4,165,177
7,879,792	4.00%, 08/01/2049	8,154,231

		16,539,546

	GNMA - 4.6%
$ 4,193,391	3.50%, 04/20/2043	$4,347,106
3,768,749	4.00%, 10/20/2048	3,915,632
4,967,201	4.00%, 05/20/2049	5,163,842

		13,426,580

	Total U.S. Government Agencies (cost $37,201,450)	$37,770,723

U.S. Government Securities - 8.8%
	U.S. Treasury Securities - 8.8%
	U.S. Treasury Notes
5,134,925	0.75%, 07/15/2028(5)	5,357,910
2,003,000	2.13%, 03/31/2024	2,026,864
6,294,600	2.25%, 04/30/2024	6,407,952
3,852,000	2.38%, 05/15/2029	3,972,375
2,495,000	2.50%, 02/15/2022	2,533,789
584,000	2.63%, 02/28/2023	599,421
3,841,000	2.63%, 02/15/2029	4,041,302
943,000	2.75%, 11/30/2020	952,283

	Total U.S. Government Securities (cost $25,394,218)	$25,891,896

	Total Long-Term Investments (cost $279,971,602)	$289,314,722

Short-Term Investments - 1.0%
	Other Investment Pools & Funds - 1.0%
2,723,244	Morgan Stanley Institutional Liquidity Funds Treasury Portfolio, Institutional Class, 1.99%(6)	2,723,244

	Total Short-Term Investments (cost $2,723,244)	$2,723,244

Hartford Schroders Tax-Aware Bond Fund

  Schedule of Investments – (continued)

  July 31, 2019 (Unaudited)

Total Investments (cost $282,694,846)	99.8%	$	292,037,966
Other Assets & Liabilities	0.2%		723,628

Total Net Assets	100.0%	$	292,761,594

Note: Percentage of investments as shown is the ratio of the total market value to total net assets.

The Fund may refer to any one or more of the industry classifications used by one or more widely recognized market indices, ratings group and/or as defined by Fund management. Industry classifications may not be identical across all security types.

For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.

(1)	Fixed to variable rate investment. The rate shown reflects the fixed rate in effect at July 31, 2019. Rate will reset at a future date.
(2)

Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions that are exempt from registration (typically only to qualified institutional buyers) or in a public offering registered under the Securities Act of 1933. At July 31, 2019, the aggregate value of this security was $3,630,218, representing 1.2% of net assets.

(3)	Security is a zero-coupon bond.
(4)

Variable or floating rate security, which interest rate adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. Rate shown is the rate in effect as of period end.

(5)	The principal amount for this security is adjusted for inflation and the interest payments equal a fixed percentage of the inflation-adjusted principal amount.
(6)	Current yield as of period end.

† For information regarding the Fund’s significant accounting policies, please refer to the Fund’s most recent shareholder report.

GLOSSARY: (abbreviations used in preceding Schedule of Investments)

Currency Abbreviations:
USD	United States Dollar

Other Abbreviations:
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association
LIBOR	London Interbank Offered Rate

Municipal Abbreviations:
Auth	Authority
Dev	Development
GO	General Obligation
PA	Port Authority
Rev	Revenue

Hartford Schroders Tax-Aware Bond Fund

  Schedule of Investments

  July 31, 2019 (Unaudited)

Fair Valuation Summary

The following is a summary of the fair valuations according to the inputs used as of July 31, 2019 in valuing the Fund’s investments.

Description	Total	Level 1	Level 2	Level 3(1)
Assets
Corporate Bonds	$47,300,800	$—	$47,300,800	$—
Municipal Bonds	178,351,303	—	178,351,303	—
U.S. Government Agencies	37,770,723	—	37,770,723	—
U.S. Government Securities	25,891,896	—	25,891,896	—
Short-Term Investments	2,723,244	2,723,244	—	—

Total	$292,037,966	$2,723,244	$289,314,722	$—

(1) For the period ended July 31, 2019, there were no transfers in and out of Level 3.

Hartford Schroders US Small Cap Opportunities Fund

  Schedule of Investments

  July 31, 2019 (Unaudited)

Shares or Principal Amount			Market Value†
Common Stocks - 94.6%
	Automobiles & Components - 2.2%
26,190	Cooper-Standard Holdings, Inc.*	$	1,295,881
40,435	Gentherm, Inc.*		1,654,196
26,427	Standard Motor Products, Inc.		1,215,906

			4,165,983

	Banks - 11.3%
27,019	Atlantic Union Bankshares Corp.		1,027,533
54,164	CenterState Bank Corp.		1,317,269
4,917	First Citizens BancShares, Inc. Class A		2,296,337
41,611	First Interstate BancSystem, Inc. Class A		1,665,688
36,351	First Merchants Corp.		1,432,593
91,578	First Midwest Bancorp, Inc.		1,980,832
49,184	Heritage Financial Corp.		1,402,728
24,753	Lakeland Financial Corp.		1,138,391
73,191	OceanFirst Financial Corp.		1,785,860
34,847	TCF Financial Corp.		1,464,968
60,632	United Community Banks, Inc.		1,740,138
22,876	Westamerica Bancorp		1,466,352
47,151	Western Alliance Bancorp*		2,331,145

			21,049,834

	Capital Goods - 12.3%
28,770	Apogee Enterprises, Inc.		1,166,911
28,000	BWX Technologies, Inc.		1,509,480
31,554	Comfort Systems USA, Inc.		1,325,268
16,563	Dycom Industries, Inc.*		913,615
33,537	EnPro Industries, Inc.		2,382,468
29,244	ESCO Technologies, Inc.		2,443,629
15,316	Fortune Brands Home & Security, Inc.		841,461
33,664	Generac Holdings, Inc.*		2,433,907
25,637	Hexcel Corp.		2,096,081
9,851	IDEX Corp.		1,657,135
21,005	MasTec, Inc.*		1,077,977
15,357	Simpson Manufacturing Co., Inc.		948,448
79,505	Univar, Inc.*		1,758,651
16,678	Valmont Industries, Inc.		2,294,893

			22,849,924

	Commercial & Professional Services - 2.8%
56,616	ASGN, Inc.*		3,569,639
60,541	KAR Auction Services, Inc.		1,618,866

			5,188,505

	Consumer Durables & Apparel - 5.7%
52,255	Brunswick Corp.		2,568,856
13,692	Cavco Industries, Inc.*(1)		2,428,276
23,539	Oxford Industries, Inc.		1,722,819
58,308	Skyline Champion Corp.*		1,661,778
65,676	Steven Madden Ltd.		2,266,479

			10,648,208

	Consumer Services - 5.8%
45,241	Cheesecake Factory, Inc.(1)		1,948,982
97,977	Extended Stay America, Inc.		1,638,176
1,798	Graham Holdings Co. Class B		1,335,429
126,774	PlayAGS, Inc.*		2,378,280
80,998	Red Rock Resorts, Inc. Class A		1,687,998
33,994	ServiceMaster Global Holdings, Inc.*		1,809,501

			10,798,366

	Diversified Financials - 2.1%
65,797	Compass Diversified Holdings(1)		1,263,303
76,209	Golub Capital BDC, Inc.		1,381,669

Hartford Schroders US Small Cap Opportunities Fund

  Schedule of Investments – (continued)

  July 31, 2019 (Unaudited)

25,615	Houlihan Lokey, Inc.	$	1,178,290

			3,823,262

	Energy - 1.9%
38,896	New Fortress Energy LLC*		462,085
52,733	ProPetro Holding Corp.*		956,049
76,322	Solaris Oilfield Infrastructure, Inc. Class A		1,092,168
234,255	SRC Energy, Inc.*		955,760

			3,466,062

	Food & Staples Retailing - 1.1%
47,860	Performance Food Group Co.*		2,098,661

	Food, Beverage & Tobacco - 1.6%
116,163	Darling Ingredients, Inc.*		2,361,594
30,254	Hain Celestial Group, Inc.*		658,629

			3,020,223

	Health Care Equipment & Services - 3.8%
15,046	DENTSPLY SIRONA, Inc.		819,255
12,986	Masimo Corp.*		2,049,840
35,222	Patterson Cos., Inc.		697,396
156,292	Sientra, Inc.*		953,381
17,071	Teladoc Health, Inc.*(1)		1,164,925
10,228	West Pharmaceutical Services, Inc.		1,403,997

			7,088,794

	Insurance - 5.5%
27,448	AMERISAFE, Inc.		1,785,767
33,573	Axis Capital Holdings Ltd.		2,137,593
72,582	Brown & Brown, Inc.		2,607,871
49,861	Palomar Holdings, Inc.*		1,428,518
14,706	Reinsurance Group of America, Inc.		2,292,959

			10,252,708

	Materials - 5.9%
67,044	Ardagh Group S.A.		1,114,942
26,163	Ashland Global Holdings, Inc.		2,079,435
170,279	Graphic Packaging Holding Co.		2,530,346
63,970	Pretium Resources, Inc.*(1)		693,435
24,247	Sensient Technologies Corp.		1,652,918
23,636	Steel Dynamics, Inc.		744,770
101,210	Valvoline, Inc.		2,043,430

			10,859,276

	Media & Entertainment - 1.1%
77,658	Cineplex, Inc.(1)		1,394,525
5,662	Hemisphere Media Group, Inc.*		69,699
239,357	MDC Partners, Inc. Class A*		598,393

			2,062,617

	Pharmaceuticals, Biotechnology & Life Sciences - 5.8%
9,828	Bio-Techne Corp.		2,065,354
39,750	Catalent, Inc.*		2,245,477
45,905	Flexion Therapeutics, Inc.*(1)		460,886
65,668	Fluidigm Corp.*		771,599
42,385	Intra-Cellular Therapies, Inc.*		353,915
22,840	Pacira BioSciences, Inc.*		1,002,448
19,711	Repligen Corp.*		1,860,521
39,318	Syneos Health, Inc.*		2,008,757

			10,768,957

	Real Estate - 5.5%
69,083	Columbia Property Trust, Inc. REIT		1,514,990
55,479	CorePoint Lodging, Inc. REIT		650,769
34,233	Douglas Emmett, Inc. REIT		1,397,391
15,903	Equity LifeStyle Properties, Inc. REIT		1,975,948
78,191	Kennedy-Wilson Holdings, Inc.		1,682,670
10,287	Mid-America Apartment Communities, Inc. REIT		1,212,220

Hartford Schroders US Small Cap Opportunities Fund

  Schedule of Investments – (continued)

  July 31, 2019 (Unaudited)

36,929	Terreno Realty Corp. REIT	$1,804,351

		10,238,339

	Retailing - 2.1%
10,489	Asbury Automotive Group, Inc.*	965,827
68,668	Caleres, Inc.	1,289,585
130,566	Hudson Ltd. Class A*	1,668,634

		3,924,046

	Semiconductors & Semiconductor Equipment - 3.3%
67,047	Entegris, Inc.	2,917,215
43,605	MACOM Technology Solutions Holdings, Inc.*	855,530
105,508	ON Semiconductor Corp.*	2,269,477

		6,042,222

	Software & Services - 8.0%
40,173	CoreLogic, Inc.*	1,830,684
27,354	CSG Systems International, Inc.	1,401,619
7,211	EPAM Systems, Inc.*	1,397,420
17,713	Fortinet, Inc.*	1,422,531
26,935	LiveRamp Holdings, Inc.*	1,419,205
24,479	Perficient, Inc.*	836,447
22,526	PTC, Inc.*	1,526,812
28,429	Science Applications International Corp.	2,426,984
39,828	WNS Holdings Ltd. ADR*	2,509,961

		14,771,663

	Technology Hardware & Equipment - 3.9%
20,288	Arrow Electronics, Inc.*	1,473,112
45,843	Ciena Corp.*	2,073,020
117,649	Extreme Networks, Inc.*	957,663
16,065	Lumentum Holdings, Inc.*	909,761
21,119	Novanta, Inc.*	1,775,897

		7,189,453

	Transportation - 0.7%
28,771	Spirit Airlines, Inc.*	1,220,754

	Utilities - 2.2%
20,962	Avista Corp.	964,881
21,577	IDACORP, Inc.	2,202,148
14,301	SJW Group	927,992

		4,095,021

	Total Common Stocks (cost $139,522,988)	$175,622,878

Short-Term Investments - 7.9%
	Other Investment Pools & Funds - 5.7%
10,622,795	Morgan Stanley Institutional Liquidity Funds, Treasury Portfolio, Institutional Class, 1.99%(2)	$10,622,795

	Securities Lending Collateral - 2.2%
199,231	Citibank NA DDCA, 2.37%, 8/1/2019(2)	199,231
2,259,949	Fidelity Investments Money Market Funds, Government Portfolio, Institutional Class, 2.23%(2)	2,259,949
332,229	Goldman Sachs Financial Square Funds, Government Fund, Institutional Class, 2.21%(2)	332,229
316,385	Invesco Government & Agency Portfolio, Institutional Class, 2.23%(2)	316,385
806,190	Morgan Stanley Institutional Liquidity Funds, Government Portfolio, Institutional Class, 2.25%(2)	806,190
70,630	Western Asset Institutional Government Class A Fund, Institutional Class, 2.19%(2)	70,630

		3,984,614

	Total Short-Term Investments (cost $14,607,409)	$14,607,409

Hartford Schroders US Small Cap Opportunities Fund

  Schedule of Investments – (continued)

  July 31, 2019 (Unaudited)

Total Investments (cost $154,130,397)	102.5%	$	190,230,287
Other Assets and Liabilities	(2.5)%		(4,715,014)

Total Net Assets	100.0%	$	185,515,273

Note: Percentage of investments as shown is the ratio of the total market value to total net assets.

Prices of foreign equities that are principally traded on certain foreign markets will generally be adjusted daily pursuant to a fair value pricing service approved by the Board of Directors in order to reflect an adjustment for factors occurring after the close of certain foreign markets but before the close of the New York Stock Exchange.

The Fund may refer to any one or more of the industry classifications used by one or more widely recognized market indices, ratings group and/or as defined by Fund management. Industry classifications may not be identical across all security types.

Equity industry classifications used in this report are the Global Industry Classification Standard, which was developed by and is the exclusive property and service mark of MSCI, Inc. and Standard & Poor’s.

For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.

*	Non-income producing.
(1)	Represents entire or partial securities on loan. See Note 2 in the accompanying Notes to the Schedule of Investments for securities lending information.
(2)	Current yield as of period end.

† For information regarding the Fund’s significant accounting policies, please refer to the Fund’s most recent shareholder report.

GLOSSARY: (abbreviations used in preceding Schedule of Investments)

Other Abbreviations:
ADR	American Depositary Receipt
DDCA	Dollars on Deposit in Custody Account
REIT	Real Estate Investment Trust

Hartford Schroders US Small Cap Opportunities Fund

  Schedule of Investments

  July 31, 2019 (Unaudited)

Fair Valuation Summary

The following is a summary of the fair valuations according to the inputs used as of July 31, 2019 in valuing the Fund’s investments.

Description	Total	Level 1	Level 2	Level 3(1)
Assets
Common Stocks
Automobiles & Components	$4,165,983	$4,165,983	$—	$—
Banks	21,049,834	21,049,834	—	—
Capital Goods	22,849,924	22,849,924	—	—
Commercial & Professional Services	5,188,505	5,188,505	—	—
Consumer Durables & Apparel	10,648,208	10,648,208	—	—
Consumer Services	10,798,366	10,798,366	—	—
Diversified Financials	3,823,262	3,823,262	—	—
Energy	3,466,062	3,466,062	—	—
Food & Staples Retailing	2,098,661	2,098,661	—	—
Food, Beverage & Tobacco	3,020,223	3,020,223	—	—
Health Care Equipment & Services	7,088,794	7,088,794	—	—
Insurance	10,252,708	10,252,708	—	—
Materials	10,859,276	10,859,276	—	—
Media & Entertainment	2,062,617	2,062,617	—	—
Pharmaceuticals, Biotechnology & Life Sciences	10,768,957	10,768,957	—	—
Real Estate	10,238,339	10,238,339	—	—
Retailing	3,924,046	3,924,046	—	—
Semiconductors & Semiconductor Equipment	6,042,222	6,042,222	—	—
Software & Services	14,771,663	14,771,663	—	—
Technology Hardware & Equipment	7,189,453	7,189,453	—	—
Transportation	1,220,754	1,220,754	—	—
Utilities	4,095,021	4,095,021	—	—
Short-Term Investments	14,607,409	14,607,409	—	—

Total	$190,230,287	$190,230,287	$—	$—

(1) For the period ended July 31, 2019, there were no transfers in and out of Level 3.

Hartford Schroders US MidCap Opportunities Fund (Formerly Hartford Schroders US Small/Mid Cap Opportunities Fund)

  Schedule of Investments

  July 31, 2019 (Unaudited)

Shares or Principal Amount		Market Value†
Common Stocks - 95.9%
	Automobiles & Components - 0.7%
182,293	BorgWarner, Inc.	$6,890,675

	Banks - 7.5%
254,256	CenterState Bank Corp.	6,183,506
196,638	Commerce Bancshares, Inc.	11,961,490
77,859	First Republic Bank	7,736,070
183,428	TCF Financial Corp.	7,711,313
286,112	United Community Banks, Inc.	8,211,414
147,749	Webster Financial Corp.	7,535,199
247,415	Western Alliance Bancorp*	12,232,198
183,271	Zions Bancorp NA	8,260,024

		69,831,214

	Capital Goods - 9.9%
42,415	Acuity Brands, Inc.	5,692,941
227,236	BWX Technologies, Inc.	12,250,293
94,173	Dycom Industries, Inc.*	5,194,583
267,886	Fortune Brands Home & Security, Inc.	14,717,657
144,130	Hexcel Corp.	11,784,069
57,220	IDEX Corp.	9,625,548
107,153	MasTec, Inc.*	5,499,092
34,063	Nordson Corp.	4,825,365
327,035	Pentair plc	12,692,228
73,020	Valmont Industries, Inc.	10,047,552

		92,329,328

	Commercial & Professional Services - 3.7%
143,266	IAA, Inc.*	6,697,686
283,800	KAR Auction Services, Inc.	7,588,812
158,866	Stericycle, Inc.*	7,301,481
46,516	Verisk Analytics, Inc.	7,057,408
65,342	Waste Connections, Inc.	5,927,826

		34,573,213

	Consumer Durables & Apparel - 2.5%
289,920	Brunswick Corp.	14,252,467
75,217	Mohawk Industries, Inc.*	9,378,808

		23,631,275

	Consumer Services - 4.7%
284,808	Aramark	10,307,201
638,265	Extended Stay America, Inc.	10,671,791
7,372	Graham Holdings Co. Class B	5,475,405
354,271	Red Rock Resorts, Inc. Class A	7,383,008
186,920	ServiceMaster Global Holdings, Inc.*	9,949,752

		43,787,157

	Diversified Financials - 2.1%
93,036	Raymond James Financial, Inc.	7,505,214
275,151	Santander Consumer USA Holdings, Inc.	7,404,314
90,214	Tradeweb Markets, Inc. Class A	4,272,535

		19,182,063

	Energy - 1.7%
259,494	Centennial Resource Development, Inc. Class A*	1,543,989
57,803	Core Laboratories N.V.	2,899,976
226,277	New Fortress Energy LLC*	2,688,171
513,069	Parsley Energy, Inc. Class A*	8,511,815

		15,643,951

	Food & Staples Retailing - 1.1%
234,575	Performance Food Group Co.*	10,286,114

	Food, Beverage & Tobacco - 0.4%
184,973	Hain Celestial Group, Inc.*	4,026,862

Hartford Schroders US MidCap Opportunities Fund (Formerly Hartford Schroders US Small/Mid Cap Opportunities Fund)

  Schedule of Investments – (continued)

  July 31, 2019 (Unaudited)

	Health Care Equipment & Services - 7.6%
318,612	Change Healthcare Holdings LLC*	$4,438,265
31,884	Cooper Cos., Inc.	10,757,662
205,110	DENTSPLY SIRONA, Inc.	11,168,239
116,337	Encompass Health Corp.	7,426,954
64,787	LivaNova plc*	4,991,838
78,972	Masimo Corp.*	12,465,730
49,802	Universal Health Services, Inc. Class B	7,513,130
88,222	West Pharmaceutical Services, Inc.	12,110,234

		70,872,052

	Insurance - 7.5%
133,180	Arthur J Gallagher & Co.	12,043,467
147,453	Assurant, Inc.	16,715,272
360,920	Brown & Brown, Inc.	12,967,855
130,477	Globe Life, Inc.	11,915,160
102,591	Reinsurance Group of America, Inc.	15,995,989

		69,637,743

	Materials - 7.4%
142,097	Ashland Global Holdings, Inc.	11,293,869
226,905	Crown Holdings, Inc.*	14,524,189
873,510	Graphic Packaging Holding Co.	12,980,359
68,677	Reliance Steel & Aluminum Co.	6,864,266
119,211	Sensient Technologies Corp.	8,126,614
147,648	Steel Dynamics, Inc.	4,652,388
539,130	Valvoline, Inc.	10,885,035

		69,326,720

	Media & Entertainment - 1.0%
596,754	TEGNA, Inc.	9,064,693

	Pharmaceuticals, Biotechnology & Life Sciences - 3.0%
224,207	Catalent, Inc.*	12,665,453
238,016	Intra-Cellular Therapies, Inc.*	1,987,434
103,225	Pacira BioSciences, Inc.*	4,530,545
101,351	PerkinElmer, Inc.	8,728,348

		27,911,780

	Real Estate - 6.7%
62,663	Alexandria Real Estate Equities, Inc. REIT	9,171,357
474,691	Brixmor Property Group, Inc. REIT	9,009,635
193,949	Douglas Emmett, Inc. REIT	7,916,998
85,696	Equity LifeStyle Properties, Inc. REIT	10,647,728
116,581	Lamar Advertising Co., Class A, REIT	9,433,734
66,939	Mid-America Apartment Communities, Inc. REIT	7,888,092
36,117	SBA Communications Corp. REIT*	8,863,473

		62,931,017

	Retailing - 3.6%
114,124	Advance Auto Parts, Inc.	17,191,639
278,369	LKQ Corp.*	7,496,477
258,387	Nordstrom, Inc.(1)	8,555,194

		33,243,310

	Semiconductors & Semiconductor Equipment - 3.6%
335,800	Entegris, Inc.	14,610,658
73,775	Microchip Technology, Inc.	6,965,836
567,877	ON Semiconductor Corp.*	12,215,034

		33,791,528

	Software & Services - 10.2%
139,204	Black Knight, Inc.*	8,814,397
92,390	Cadence Design Systems, Inc.*	6,828,545
133,713	CoreLogic, Inc.*	6,093,301
134,498	Fortinet, Inc.*	10,801,534
185,672	Genpact Ltd.	7,367,465

139,036	Leidos Holdings, Inc.	11,414,856

Hartford Schroders US MidCap Opportunities Fund (Formerly Hartford Schroders US Small/Mid Cap Opportunities Fund)

  Schedule of Investments – (continued)

  July 31, 2019 (Unaudited)

109,902	PTC, Inc.*	$7,449,158
419,517	Sabre Corp.	9,862,845
60,995	Synopsys, Inc.*	8,097,696
294,213	Teradata Corp.*	10,774,080
39,306	VeriSign, Inc.*	8,297,104

		95,800,981

	Technology Hardware & Equipment - 4.7%
180,176	Arrow Electronics, Inc.*	13,082,579
258,511	Ciena Corp.*	11,689,867
214,488	Dolby Laboratories, Inc. Class A	14,606,633
81,623	Lumentum Holdings, Inc.*	4,622,311

		44,001,390

	Transportation - 2.9%
191,382	Alaska Air Group, Inc.	12,125,963
117,785	Kirby Corp.*	9,229,633
126,292	Spirit Airlines, Inc.*	5,358,570

		26,714,166

	Utilities - 3.4%
227,970	Alliant Energy Corp.	11,293,634
105,295	Evergy, Inc.	6,369,295
81,750	IDACORP, Inc.	8,343,405
205,970	NiSource, Inc.	6,115,249

		32,121,583

	Total Common Stocks (cost $753,225,797)	$895,598,815

Short-Term Investments - 4.6%
	Other Investment Pools & Funds - 4.4%
41,006,551	Morgan Stanley Institutional Liquidity Funds Treasury Portfolio, Institutional Class, 1.99%(2)	$41,006,551

	Securities Lending Collateral - 0.2%
111,577	Citibank NA DDCA, 2.37%, 8/1/2019(2)	111,577
1,265,658	Fidelity Investments Money Market Funds, Government Portfolio, Institutional Class, 2.23%(2)	1,265,658
186,061	Goldman Sachs Financial Square Funds, Government Fund, Institutional Class, 2.21%(2)	186,061
177,188	Invesco Government & Agency Portfolio, Institutional Class, 2.23%(2)	177,188
451,497	Morgan Stanley Institutional Liquidity Funds, Government Portfolio, Institutional Class, 2.25%(2)	451,497
39,556	Western Asset Institutional Government Class A Fund, Institutional Class, 2.19%(2)	39,556

		2,231,537

	Total Short-Term Investments (cost $43,238,088)	$43,238,088

Hartford Schroders US MidCap Opportunities Fund (Formerly Hartford Schroders US Small/Mid Cap Opportunities Fund)

  Schedule of Investments – (continued)

  July 31, 2019 (Unaudited)

Total Investments (cost $796,463,885)	100.5%	$938,836,903
Other Assets and Liabilities	(0.5)%	(4,426,422)

Total Net Assets	100.0%	$934,410,481

Note:	Percentage of investments as shown is the ratio of the total market value to total net assets.

Prices of foreign equities that are principally traded on certain foreign markets will generally be adjusted daily pursuant to a fair value pricing service approved by the Board of Directors in order to reflect an adjustment for factors occurring after the close of certain foreign markets but before the close of the New York Stock Exchange.

The Fund may refer to any one or more of the industry classifications used by one or more widely recognized market indices, ratings group and/or as defined by Fund management. Industry classifications may not be identical across all security types.

Equity industry classifications used in this report are the Global Industry Classification Standard, which was developed by and is the exclusive property and service mark of MSCI, Inc. and Standard & Poor’s.

For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.

*	Non-income producing.
(1)	Represents entire or partial securities on loan. See Note 2 in the accompanying Notes to the Schedule of Investments for securities lending information.
(2)	Current yield as of period end.

† For information regarding the Fund’s significant accounting policies, please refer to the Fund’s most recent shareholder report.

GLOSSARY: (abbreviations used in preceding Schedule of Investments)

Other Abbreviations:
DDCA	Dollars on Deposit in Custody Account
REIT	Real Estate Investment Trust

Hartford Schroders US MidCap Opportunities Fund (Formerly Hartford Schroders US Small/Mid Cap Opportunities Fund)

  Schedule of Investments

  July 31, 2019 (Unaudited)

Fair Valuation Summary

The following is a summary of the fair valuations according to the inputs used as of July 31, 2019 in valuing the Fund’s investments.

Description	Total	Level 1	Level 2	Level 3(1)
Assets
Common Stocks
Automobiles & Components	$6,890,675	$6,890,675	$—	$—
Banks	69,831,214	69,831,214	—	—
Capital Goods	92,329,328	92,329,328	—	—
Commercial & Professional Services	34,573,213	34,573,213	—	—
Consumer Durables & Apparel	23,631,275	23,631,275	—	—
Consumer Services	43,787,157	43,787,157	—	—
Diversified Financials	19,182,063	19,182,063	—	—
Energy	15,643,951	15,643,951	—	—
Food & Staples Retailing	10,286,114	10,286,114	—	—
Food, Beverage & Tobacco	4,026,862	4,026,862	—	—
Health Care Equipment & Services	70,872,052	70,872,052	—	—
Insurance	69,637,743	69,637,743	—	—
Materials	69,326,720	69,326,720	—	—
Media & Entertainment	9,064,693	9,064,693	—	—
Pharmaceuticals, Biotechnology & Life Sciences	27,911,780	27,911,780	—	—
Real Estate	62,931,017	62,931,017	—	—
Retailing	33,243,310	33,243,310	—	—
Semiconductors & Semiconductor Equipment	33,791,528	33,791,528	—	—
Software & Services	95,800,981	95,800,981	—	—
Technology Hardware & Equipment	44,001,390	44,001,390	—	—
Transportation	26,714,166	26,714,166	—	—
Utilities	32,121,583	32,121,583	—	—
Short-Term Investments	43,238,088	43,238,088	—	—

Total	$938,836,903	$938,836,903	$—	$—

(1) For the period ended July 31, 2019, there were no transfers in and out of Level 3.

The Hartford Mutual Funds II, Inc. (the “Company”)

Notes to the Schedules of Investments

1. Investment Valuation and Fair Value Measurements:

For purposes of calculating the net asset value per share (“NAV”) of each class of each Fund, portfolio securities and other assets held in the Fund’s portfolio for which market prices are readily available are valued at market value. Market value is generally determined on the basis of official close price or last reported trade price. If no trades were reported, market value is based on prices obtained from a quotation reporting system, established market makers (including evaluated prices), or independent pricing services. Pricing vendors may use matrix pricing or valuation models that utilize certain inputs and assumptions to derive values, including transaction data, credit quality information, general market conditions, news, and other factors and assumptions.

If market prices are not readily available or are deemed unreliable, a Fund will use the fair value of the security or other instrument as determined in good faith under policies and procedures established by and under the supervision of the Board of the Directors of the Company (the “Board of Directors”) (“Valuation Procedures”). Market prices are considered not readily available where there is an absence of current or reliable market-based data (e.g., trade information or broker quotes), including where events occur after the close of the relevant market, but prior to the NYSE Close, that materially affect the values of a Fund’s portfolio holdings or assets. In addition, market prices are considered not readily available when, due to extraordinary circumstances, the exchanges or markets on which the securities or other instruments trade do not open for trading for the entire day and no other market prices are available. Fair value pricing is subjective in nature and the use of fair value pricing by a Fund may cause the NAV of its shares to differ significantly from the NAV that would have been calculated using market prices at the close of the exchange on which a portfolio holding is primarily traded. There can be no assurance that a Fund could obtain the fair value assigned to an investment if the Fund were to sell the investment at approximately the time at which the Fund determines its NAV.

Prices of foreign equities that are principally traded on certain foreign markets will generally be adjusted daily pursuant to a fair value pricing service in order to reflect an adjustment for the factors occurring after the close of certain foreign markets but before the NYSE Close. Securities and other instruments that are primarily traded on foreign markets may trade on days that are not business days of the Funds. The value of the foreign securities or other instruments in which a Fund invests may change on days when a shareholder will not be able to purchase or redeem shares of the Fund.

Fixed income investments (other than short-term obligations) held by a Fund are normally valued at prices supplied by independent pricing services in accordance with the Valuation Procedures. Short-term investments maturing in 60 days or less are generally valued at amortized cost if their original term to maturity was 60 days or less, or by amortizing their value on the 61st day prior to maturity, if the original term exceeded 60 days.

Exchange-traded derivatives, such as options, futures and options on futures, are valued at the last sale price determined by the exchange where such instruments principally trade as of the close of such exchange (“Exchange Close”). If a last sale price is not available, the value will be the mean of the most recently quoted bid and ask prices as of the Exchange Close. If a mean of the bid and ask prices cannot be calculated for the day, the value will be the most recently quoted bid price as of the Exchange Close. Over-the-counter derivatives are normally valued based on prices supplied by independent pricing services in accordance with the Valuation Procedures.

Investments valued in currencies other than U.S. dollars are converted to U.S. dollars using the prevailing spot exchange rates obtained from independent pricing services for calculation of the NAV. As a result, the NAV of a Fund’s shares may be affected by changes in the value of currencies in relation to the U.S. dollar. The value of securities or other instruments traded in markets outside the United States or denominated in currencies other than the U.S. dollar may be affected significantly on a day that the Exchange is closed and the market value may change on days when an investor is not able to purchase, redeem or exchange shares of a Fund.

Foreign currency contracts represent agreements to exchange currencies on specific future dates at predetermined rates. Foreign currency contracts are valued using foreign currency exchange rates and forward rates as provided by an independent pricing service on the Valuation Date.

Investments in open-end mutual funds, if any, are valued at the respective NAV of each open-end mutual fund on the Valuation Date. Shares of investment companies listed and traded on an exchange are valued in the same manner as any exchange-listed equity security. Such open-end mutual funds and listed investment companies may use fair value pricing as disclosed in their prospectuses.

Financial instruments for which prices are not available from an independent pricing service may be valued using market quotations obtained from one or more dealers that make markets in the respective financial instrument in accordance with the Valuation Procedures.

U.S. Generally Accepted Accounting Principles (“U.S. GAAP”) defines fair value as the price that a Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants. The U.S. GAAP fair value measurement standards require disclosure of a fair value hierarchy for each major category of assets and liabilities. Various inputs are used in determining the fair value of each Fund’s investments. These inputs are summarized into three broad hierarchy levels. This hierarchy is based on whether the valuation inputs are observable or unobservable.

These levels are:

• Level 1 – Quoted prices in active markets for identical investments. Level 1 may include exchange traded instruments, such as domestic equities, some foreign equities, options, futures, mutual funds, exchange traded funds, rights and warrants.

• Level 2 – Observable inputs other than Level 1 prices, such as quoted prices for similar investments; quoted prices in markets that are not active; or other inputs that are observable or can be corroborated by observable market data. Level 2 may include debt investments that are traded less frequently than exchange traded instruments and which are valued using independent pricing services; foreign equities, which are principally traded on certain foreign markets and are adjusted daily pursuant to a fair value pricing service in order to reflect an adjustment for the factors occurring after the close of certain foreign markets but before the NYSE Close; senior floating rate interests, which are valued using an aggregate of dealer bids; short-term investments, which are valued at amortized cost; and swaps, which are valued based upon the terms of each swap contract.

• Level 3 – Significant unobservable inputs that are supported by limited or no market activity. Level 3 may include financial instruments whose values are determined using indicative market quotes or require significant management judgment or estimation. These unobservable valuation inputs may include estimates for current yields, maturity/duration, prepayment speed, and indicative market quotes for comparable investments along with other assumptions relating to credit quality, collateral value, complexity of the investment structure, general market conditions and liquidity. This category may include investments where trading has been halted or there are certain restrictions on trading. While these investments are priced using unobservable inputs, the valuation of these investments reflects the best available data and management believes the prices are a reasonable representation of exit price.

The Board of Directors has delegated the day-to-day responsibility for implementing the Valuation Procedures to the Valuation Committee. The Valuation Committee will consider all relevant factors in determining an investment’s fair value, and may seek the advice of such Fund’s sub-advisers, as applicable, knowledgeable brokers, and legal counsel in making such determination. The Valuation Committee reports to the Audit Committee of the Board of Directors.

Valuation levels are not necessarily indicative of the risk associated with investing in such investments. Individual investments within any of the above mentioned asset classes may be assigned a different hierarchical level than those presented above, as individual circumstances dictate.

For additional information, refer to the Fair Valuation Summary and the Level 3 roll-forward reconciliation, if applicable, which follows each Fund’s Schedule of Investments.

For information regarding a Fund’s other significant accounting policies, please refer to the Fund’s most recent Semiannual or Annual Report.

2. Securities Lending:

A Fund may lend portfolio securities to certain borrowers in U.S. and non-U.S. markets in an amount not to exceed one-third (33 1/3%) of the value of its total assets. If a Fund security is on loan, under the lending agreement, the borrower is required to deposit cash or liquid securities as collateral at least equal to 100% of the market value of the loaned securities; cash collateral is invested for the benefit of the Fund by the Fund’s lending agent pursuant to collateral investment guidelines. The collateral is marked to market daily, in an amount at least equal to the current market value of the securities loaned.

A Fund is subject to certain risks while its securities are on loan, including the following: (i) the risk that the borrower defaults on the loan and the collateral is inadequate to cover the Fund’s loss; (ii) the risk that the earnings on the collateral invested are not sufficient to pay fees incurred in connection with the loan; (iii) the risk that the principal value of the collateral invested may decline; (iv) the risk that the borrower may use the loaned securities to cover a short sale, which may in turn place downward pressure on the market prices of the loaned securities; (v) the risk that return of loaned securities could be delayed and interfere with portfolio management decisions; and (vi) the risk that any efforts to restrict the securities for purposes of voting may not be effective. These events could also trigger adverse tax consequences for the Fund.

At July 31, 2019, the following Funds had securities on loan at market value, cash collateral and non-cash collateral as follows:

Fund	Market Value of Securities on Loan(1)	Cash Collateral	Non - Cash Collateral(2)(3)
Growth Opportunities Fund	$7,843,962	$3,587,182	$4,563,927
Small Cap Growth Fund	10,487,643	10,857,812	—
Emerging Markets Equity Fund	10,910,940	12,112,418	—
Emerging Markets Multi-Sector Bond Fund	1,632,997	1,680,454	—
International Multi-Cap Value Fund	16,153,799	10,808,037	6,427,819
US MidCap Opportunities Fund	2,308,959	2,231,537	—
US Small Cap Opportunities Fund	4,933,667	3,984,614	1,227,745

1)

It is each Fund’s policy to obtain additional collateral from, or return excess collateral to, the borrower by the end of the next business day following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than that required under the lending contract.

2)	These securities are held for the benefit of the Fund at the Fund’s custodian. The Fund cannot repledge or resell this collateral.
3)	U.S. Government securities

3. Secured Borrowings:

The following tables reflect a breakdown of transactions accounted for as secured borrowings, the gross obligation by the type of collateral pledged, and the remaining contractual maturity of those transactions as of July 31, 2019.

CERTAIN TRANSFERS ACCOUNTED FOR AS SECURED BORROWINGS

Remaining Contractual Maturity of the Agreements

Growth Opportunities Fund
	Overnight and Continuous	<30 days	Between 30 & 90 days	>90 days	Total
Securities Lending Transactions(1)
Common Stocks	$3,587,182	$—	$—	$—	$ 3,587,182

Total Borrowings	$3,587,182	$—	$—	$—	$ 3,587,182

Gross amount of recognized liabilities for securities lending transactions					$ 3,587,182

Small Cap Growth Fund
	Overnight and Continuous	<30 days	Between 30 & 90 days	>90 days	Total
Securities Lending Transactions(1)
Common Stocks	$10,857,812	$—	$—	$—	$ 10,857,812

Total Borrowings	$10,857,812	$—	$—	$—	$ 10,857,812

Gross amount of recognized liabilities for securities lending transactions					$ 10,857,812

Emerging Markets Equity Fund
	Overnight and Continuous	<30 days	Between 30 & 90 days	>90 days	Total
Securities Lending Transactions(1)
Common Stocks	$12,112,418	$—	$—	$—	$ 12,112,418

Total Borrowings	$12,112,418	$—	$—	$—	$ 12,112,418

Gross amount of recognized liabilities for securities lending transactions					$ 12,112,418

Emerging Markets Multi-Sector Bond Fund
	Overnight and Continuous	<30 days	Between 30 & 90 days	>90 days	Total
Securities Lending Transactions(1)
Corporate Bonds	$1,646,352	$—	$—	$—	$ 1,646,352
Foreign Government Obligations	34,102	—	—	—	34,102
Total	$1,680,454	$—	$—	$—	$ 1,680,454
Total Borrowings	$1,680,454	$—	$—	$—	$ 1,680,454

Gross amount of recognized liabilities for securities lending transactions					$ 1,680,454

International Multi-Cap Value Fund

	Overnight and Continuous	<30 days	Between 30 & 90 days	>90 days	Total
Securities Lending Transactions(1)
Common Stocks	$10,808,037	$—	$—	$—	$ 10,808,037

Total Borrowings	$10,808,037	$—	$—	$—	$ 10,808,037

Gross amount of recognized liabilities for securities lending transactions					$ 10,808,037

US MidCap Opportunities Fund

	Overnight and Continuous	<30 days	Between 30 & 90 days	>90 days	Total
Securities Lending Transactions(1)
Common Stocks	$2,231,537	$—	$—	$—	$ 2,231,537

Total Borrowings	$2,231,537	$—	$—	$—	$ 2,231,537

Gross amount of recognized liabilities for securities lending transactions					$ 2,231,537

US Small Cap Opportunities Fund

	Overnight and Continuous	<30 days	Between 30 & 90 days	>90 days	Total
Securities Lending Transactions(1)
Common Stocks	$3,984,614	$—	$—	$—	$ 3,984,614

Total Borrowings	$3,984,614	$—	$—	$—	$ 3,984,614

Gross amount of recognized liabilities for securities lending transactions					$ 3,984,614

(1)	Amount represents the payable for cash collateral received on securities on loan. This will generally be in the “Overnight and Continuous” column as the securities are typically callable on demand.